SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]
                                     ---------

    Post-Effective Amendment No.         10       (File No. 333-82149)       [X]
                                     ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             12       (File No. 811-7195)              [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
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                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                                  55474
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(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-3678
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     Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on April 29, 2005 pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
   [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


APRIL 29, 2005


AMERICAN EXPRESS(R)

GALAXY PREMIER VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437

           (Administrative Office)


           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT


NEW AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds

-    Fidelity(R) Variable Insurance Products - Service Class

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

-    Janus Aspen Series: Service Shares

-    Liberty Variable Investment Trust

-    MFS(R) Variable Insurance Trust(SM)

-    Putnam Variable Trust - Class IB Shares

-    SteinRoe Variable Investment Trust

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the Fund prospectuses. Do not rely on any such information or representations.

American Enterprise Life offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   10
FINANCIAL STATEMENTS                                                          15
THE VARIABLE ACCOUNT AND THE FUNDS                                            16
THE GUARANTEE PERIOD ACCOUNTS (GPAs)                                          21
THE ONE-YEAR FIXED ACCOUNT                                                    23
BUYING YOUR CONTRACT                                                          23
CHARGES                                                                       25
VALUING YOUR INVESTMENT                                                       28
MAKING THE MOST OF YOUR CONTRACT                                              30
WITHDRAWALS                                                                   35
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                          35
CHANGING OWNERSHIP                                                            36
BENEFITS IN CASE OF DEATH                                                     36
OPTIONAL BENEFITS                                                             38
THE ANNUITY PAYOUT PERIOD                                                     42
TAXES                                                                         44
VOTING RIGHTS                                                                 46
SUBSTITUTION OF INVESTMENTS                                                   47
ABOUT THE SERVICE PROVIDERS                                                   47
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                         49
ADDITIONAL INFORMATION                                                        56
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                 56
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION              57
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                  77



CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of American Express Financial Corporation (AEFC). AEFC is the parent company of IDS Life Insurance Company (IDS Life). IDS Life is the parent company of American Enterprise Life Insurance Company (AEL). AEL issues the variable annuity contract described in the prospectus.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of AEL.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates declared for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. Withdrawals and transfers from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal. The GPAs may not be available in some states.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-    Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our administrative office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our administrative office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans including IRAs and TSAs to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our administrative office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 16)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 21 and p. 23)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. Some states have time limitations for making additional payments. (p. 23)


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

MINIMUM ADDITIONAL PURCHASE PAYMENTS:

     $50 for Systematic Investment Plans (SIPs).

     $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS*:

     $1,000,000 for issue ages through 85.

     $100,000 for issue ages 86 to 90.

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 31)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (p. 35)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 36)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 36)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 38)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 42)

TAXES: Generally, income earned on your contract value grows tax deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 44)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. We may also be required to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES: We assess certain charges in connection with your contract (p. 25):


-    $30 annual contract administrative charge(1);

- 0.15% variable account administrative charge (if you make allocations to one or more subaccounts);

- if you select Return of Purchase Payments (ROP) Death Benefit, a 1.00% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select Maximum Anniversary Value (MAV) Death Benefit(2), a 1.10% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select the Benefit Protector(SM) Death Benefit Rider(3) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector(SM) Plus Death Benefit Rider(3) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

-    withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and

-    the operating expenses of the funds in which the subaccounts invest.


(1) Some states limit the amount of the contract charge allocated to the one-year fixed account.

(2)  Available if you and the annuitant are 78 or younger at contract issue.

(3) Available if you and the annuitant are 75 or younger at contract issue. May not be available in all states.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

            YEARS FROM PURCHASE                          WITHDRAWAL CHARGE
              PAYMENT RECEIPT                               PERCENTAGE
                     1                                          8%
                     2                                          8
                     3                                          7
                     4                                          6
                     5                                          5
                     6                                          4
                     7                                          2
                     Thereafter                                 0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

The death benefit you select determines the fees you pay.

                                                                 ROP DEATH BENEFIT             MAV DEATH BENEFIT
VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                                 0.15%                         0.15%
MORTALITY AND EXPENSE RISK FEE                                         1.00                          1.10
TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                                 1.15%                         1.25%

OTHER ANNUAL EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                                                    $  30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                                                         0.25%*
(As a percentage of the contract value charged annually on the contract anniversary.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE                                               0.40%*
(As a percentage of the contract value charged annually on the contract anniversary.)

*    This fee apples only if you elect this optional feature.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                                        MINIMUM                   MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                           .57%                      1.67%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                       GROSS TOTAL
                                                                                 MANAGEMENT      12b-1      OTHER         ANNUAL
                                                                                   FEES          FEES      EXPENSES      EXPENSES
AXP(R) Variable Portfolio - Cash Management Fund                                        .51%       .13%       .05%      .69%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund                              .64        .13        .09       .86(1)
AXP(R) Variable Portfolio - High Yield Bond Fund                                        .62        .13        .07       .82(1)
AXP(R) Variable Portfolio - Managed Fund                                                .59        .13        .06       .78(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R)                                      .53        .13        .06       .72(1)
AXP(R) Variable Portfolio - S&P 500 Index Fund                                          .29        .13        .15       .57(2)
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                    .85        .13        .12      1.10(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund
(previously AXP(R) Variable Portfolio - Emerging Markets Fund)                         1.11        .13        .43      1.67(1)
AIM V.I. Capital Appreciation Fund, Series I Shares                                     .61         --        .30       .91(3)
AIM V.I. Premier Equity Fund, Series I Shares                                           .61         --        .30       .91(3)
Columbia High Yield Fund, Variable Series, Class A                                      .60         --        .16       .76(4)
Columbia Large Cap Growth Fund, Variable Series, Class A                                .65         --        .08       .73(5)
Fidelity(R) VIP Balanced Portfolio Service Class                                        .42        .10        .15       .67(6)
Fidelity(R) VIP Growth & Income Portfolio Service Class                                 .47        .10        .13       .70(6)
Fidelity(R) VIP Mid Cap Portfolio Service Class                                         .57        .10        .14       .81(6)
FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2                          .48        .25        .29      1.02(7),(8)
(previously FTVIPT Franklin Small Cap Fund - Class 2)
FTVIPT Mutual Shares Securities Fund - Class 2                                          .60        .25        .15      1.00(7)
FTVIPT Templeton Foreign Securities Fund - Class 2                                      .68        .25        .19      1.12(8)
Janus Aspen Series Global Technology Portfolio: Service Shares                          .64        .25        .07       .96(9)
Janus Aspen Series Large Cap Growth Portfolio: Service Shares                           .64        .25        .02       .91(9)
(previously Janus Aspen Series Growth Portfolio: Service Shares)
Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                             .64        .25        .01       .90(9)
Liberty Asset Allocation Fund, Variable Series, Class A                                 .60         --        .17       .77(10)
Liberty Federal Securities Fund, Variable Series, Class A                               .53         --        .10       .63(11)
Liberty Small Company Growth Fund, Variable Series, Class A                             .65         --        .17       .82(12)
MFS(R) Investors Trust Series - Service Class                                           .75        .25        .11      1.11(13),(14)
MFS(R) New Discovery Series - Service Class                                             .90        .25        .11      1.26(13),(14)
MFS(R) Total Return Series - Service Class                                              .75        .25        .08      1.08(13),(14)
MFS(R) Utilities Series - Service Class                                                 .75        .25        .14      1.14(13),(14)


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                       GROSS TOTAL
                                                                                 MANAGEMENT      12b-1      OTHER         ANNUAL
                                                                                   FEES          FEES      EXPENSES      EXPENSES
Putnam VT Growth and Income Fund - Class IB Shares                                      .48%       .25%       .06%      .79%(15)
Putnam VT International Equity Fund - Class IB Shares                                   .75        .25        .19      1.19(15)
Putnam VT Vista Fund - Class IB Shares                                                  .65        .25        .14      1.04(15)



(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2004. Through Aug, 31, 2005, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund average daily net assets.

(3) Figures shown in the table are for the year ended Dec. 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(4) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, other expenses for Class A shares would be 0.00% and total annual fund operating expenses for Class A shares would be 0.60%. This arrangement may be modified or terminated by the advisor at any time.

(5)  The Fund pays a management fee of 0.50% and an administrative fee of 0.15%.

(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.78% for Fidelity(R) VIP Mid Cap Portfolio Service Class. These offsets may be discontinued at any time.

(7) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year.

(8) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.03%) and .99% for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2 and (0.05%) and 1.07% for FTVIPT Templeton Foreign Securities Fund - Class 2.

(9) Fees and expenses shown were determined based on net assets as of the fiscal year ended Dec. 31, 2004, restated to reflect reductions in the Portfolios' management fees effective July 1, 2004. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(10) The Fund pays a management fee of 0.45% and an administrative fee of 0.15%. The Fund's advisor has voluntarily agreed to waive 0.02% of the expenses incurred by the Fund. If this waiver was reflected in the table, other expenses would be 0.15% and total annual fund operating expenses would be 0.75%. This arrangement may be modified or terminated by the advisor at any time.

(11) The Fund pays a management fee of 0.38% and an administration fee of 0.15%. Management fee has been restated to reflect contractual changes to the management fee for the Fund effective Nov. 1, 2004.

(12) The Fund pays a management fee of 0.50% and an administration fee of 0.15%. The Fund's advisor has voluntarily agreed to waive 0.02% of the expenses incurred by the Fund. If this waiver was reflected in the table, other expenses would be 0.15% and total annual fund operating expenses would be 0.80%. This arrangement may be modified or terminated by the advisor at any time.

(13) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class share (these fees are referred to as distribution fees).

(14) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. Any such expense reductions are not reflected in the table. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.10% for Investors Trust Series, 1.25% for New Discovery Series, 1.07% for Total Returns Series and 1.13% for Utilities Series.

(15) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

COMPENSATION DISCLOSURE

We and/or our affiliates may receive compensation when you allocate purchase payments or contract value to subaccounts which invest in the funds listed in the table above. The amount of this compensation varies by fund, may be significant and may create potential conflicts of interest. For example, the amount of compensation potentially available under a compensation arrangement may influence our decision on which funds to include or retain in the contract (see "The Variable Account and the Funds -- The Funds"). This compensation is in addition to revenues we receive from Contract Owner Transaction Expenses, Annual Variable Account Expenses and Other Annual Expenses we charge contract owners.

This compensation may be paid to us and/or our affiliates from various sources including:

- fund assets (but only for those funds with 12b-1 plans as disclosed in the table above. See the fund's prospectus for details about these plans. Because 12b-1 fees are paid out of fund assets on an on-going basis, contract owners who select subaccounts investing in funds that have adopted 12b-1 plans may pay more than contract owners who select subaccounts investing in funds that have not adopted 12b-1 plans);

-    assets of the fund's adviser, subadviser or an affiliate of either;

-    assets of the fund's distributor or an affiliate.

In accordance with applicable laws, regulations and the terms of the agreements under which such compensation is paid, we or our affiliates may receive this compensation for various purposes including:

- compensating, training and educating registered representatives who sell the contracts;

- activities or services we or our affiliates provide which assist in the promotion and distribution of the contracts including the funds available under the contracts;

- advertising, printing and mailing sales literature, printing and distributing prospectuses and reports;

- furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD);

- subaccounting, transaction processing, recordkeeping and administrative services.


EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. It assumes that you selected the MAV death benefit and the optional Benefit Protector Plus. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                    IF YOU DO NOT WITHDRAW YOUR CONTRACT
                         IF YOU WITHDRAW YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                   AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                   1 YEAR     3 YEARS    5 YEARS   10 YEARS        1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 $1,142.97   $1,745.14  $2,269.53  $3,682.44      $342.97   $1,045.14  $1,769.53  $3,682.44



MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you selected the optional ROP death benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                    IF YOU DO NOT WITHDRAW YOUR CONTRACT
                         IF YOU WITHDRAW YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                   AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                   1 YEAR     3 YEARS    5 YEARS   10 YEARS        1 YEAR   3 YEARS    5 YEARS    10 YEARS
                  $978.97    $1,254.32  $1,454.15  $2,071.62      $178.97   $554.32    $954.15    $2,071.62



* In these examples, the $30 contract administrative charge is approximated as a .026% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2004      2003      2002     2001       2000     1999
----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.07    $ 1.08    $ 1.08    $ 1.05    $ 1.01    $ 1.00
Accumulation unit value at end of period                                  $ 1.07    $ 1.07    $ 1.08    $ 1.08    $ 1.05    $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)       64        72       161       284        --        --
*  THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP(R) VARIABLE PORTFOLIO - CASH
   MANAGEMENT FUND AT DEC. 31, 2004 WERE 0.47% AND 0.47%, RESPECTIVELY.

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.13    $ 0.81    $ 1.01    $ 1.00    $ 1.02    $ 1.00
Accumulation unit value at end of period                                  $ 1.32    $ 1.13    $ 0.81    $ 1.01    $ 1.00    $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)       25        25        25        26        --        --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.10    $ 0.89    $ 0.96    $ 0.92    $ 1.03    $ 1.00
Accumulation unit value at end of period                                  $ 1.21    $ 1.10    $ 0.89    $ 0.96    $ 0.92    $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)      157        81        96        40        --        --

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.94    $ 0.79    $ 0.92    $ 1.04    $ 1.08    $ 1.00
Accumulation unit value at end of period                                  $ 1.02    $ 0.94    $ 0.79    $ 0.92    $ 1.04    $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)      122       122       135       173         1        --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.81    $ 0.66    $ 0.85    $ 1.04    $ 1.15    $ 1.00
Accumulation unit value at end of period                                  $ 0.83    $ 0.81    $ 0.66    $ 0.85    $ 1.04    $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)      268       294       339        58         9        --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.79    $ 0.63    $ 0.82    $ 0.94    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.86    $ 0.79    $ 0.63    $ 0.82    $ 0.94        --
Number of accumulation units outstanding at end of period (000 omitted)      355       418       377       162        --        --

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.27    $ 0.87    $ 1.06    $ 1.15    $ 1.11    $ 1.00
Accumulation unit value at end of period                                  $ 1.49    $ 1.27    $ 0.87    $ 1.06    $ 1.15    $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)       20        27        32        11        --        --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (10/23/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                            $ 1.17    $ 0.84    $ 0.90    $ 0.92    $ 1.00        --
Accumulation unit value at end of period                                  $ 1.43    $ 1.17    $ 0.84    $ 0.90    $ 0.92        --
Number of accumulation units outstanding at end of period (000 omitted)      363        18        27        11        --        --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.81    $ 0.63    $ 0.84    $ 1.11    $ 1.26    $ 1.00
Accumulation unit value at end of period                                  $ 0.85    $ 0.81    $ 0.63    $ 0.84    $ 1.11    $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)      140       150       131        78        29        --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.69    $ 0.56    $ 0.81    $ 0.94    $ 1.11    $ 1.00
Accumulation unit value at end of period                                  $ 0.72    $ 0.69    $ 0.56    $ 0.81    $ 0.94    $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)      408       405       422       274        --        --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A (10/23/2000)
Accumulation unit value at beginning of period                            $ 1.21    $ 1.08    $ 1.07    $ 1.02    $ 1.00        --
Accumulation unit value at end of period                                  $ 1.28    $ 1.21    $ 1.08    $ 1.07    $ 1.02        --
Number of accumulation units outstanding at end of period (000 omitted)       91        98       112        72        --        --

FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.98    $ 0.84    $ 0.93    $ 0.96    $ 1.02    $ 1.00
Accumulation unit value at end of period                                  $ 1.02    $ 0.98    $ 0.84    $ 0.93    $ 0.96    $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)       55        65        68        59        --        --


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.89    $ 0.72    $ 0.88    $ 0.98    $ 1.03    $ 1.00
Accumulation unit value at end of period                                  $ 0.93    $ 0.89    $ 0.72    $ 0.88    $ 0.98    $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)      181       157       145        90         3        --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.90    $ 1.39    $ 1.56    $ 1.63    $ 1.24    $ 1.00
Accumulation unit value at end of period                                  $ 2.35    $ 1.90    $ 1.39    $ 1.56    $ 1.63    $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)      250       268       298       202        11        --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/11/1999)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                            $ 0.97    $ 0.71    $ 1.01    $ 1.21    $ 1.43    $ 1.00
Accumulation unit value at end of period                                  $ 1.07    $ 0.97    $ 0.71    $ 1.01    $ 1.21    $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)      481       495       546       261        21        --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.32    $ 1.07    $ 1.22    $ 1.16    $ 1.03    $ 1.00
Accumulation unit value at end of period                                  $ 1.47    $ 1.32    $ 1.07    $ 1.22    $ 1.16    $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)      587       281       285        63         5        --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.95    $ 0.73    $ 0.90    $ 1.09    $ 1.13    $ 1.00
Accumulation unit value at end of period                                  $ 1.11    $ 0.95    $ 0.73    $ 0.90    $ 1.09    $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)       97       102        89        29        12        --

JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.38    $ 0.26    $ 0.45    $ 0.72    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.38    $ 0.38    $ 0.26    $ 0.45    $ 0.72        --
Number of accumulation units outstanding at end of period (000 omitted)       84        88        89        27        --        --

JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
(PREVIOUSLY JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                            $ 0.61    $ 0.47    $ 0.64    $ 0.87    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.62    $ 0.61    $ 0.47    $ 0.64    $ 0.87        --
Number of accumulation units outstanding at end of period (000 omitted)      194       221       283       239        --        --

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.43    $ 0.32    $ 0.46    $ 0.76    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.51    $ 0.43    $ 0.32    $ 0.46    $ 0.76        --
Number of accumulation units outstanding at end of period (000 omitted)      331       345       312       188        --        --

LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period                            $ 1.20    $ 1.00        --        --        --        --
Accumulation unit value at end of period                                  $ 1.31    $ 1.20        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)      142       222        --        --        --        --

LIBERTY EQUITY FUND, VARIABLE SERIES, CLASS A*(10/23/2000)
Accumulation unit value at beginning of period                            $ 0.68    $ 0.55    $ 0.77    $ 0.95    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.72    $ 0.68    $ 0.55    $ 0.77    $ 0.95        --
Number of accumulation units outstanding at end of period (000 omitted)      641       625       343       309         2        --
*  LIBERTY EQUITY FUND, VARIABLE SERIES, CLASS A MERGED INTO COLUMBIA LARGE CAP
   GROWTH FUND, VARIABLE SERIES, CLASS A ON FEB. 25, 2005.

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period                            $ 1.01    $ 1.00        --        --        --        --
Accumulation unit value at end of period                                  $ 1.04    $ 1.01        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)      303       359        --        --        --        --

LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A (4/14/2003)
Accumulation unit value at beginning of period                            $ 1.50    $ 1.00        --        --        --        --
Accumulation unit value at end of period                                  $ 1.65    $ 1.50        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)       50        49        --        --        --        --

MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.77    $ 0.64    $ 0.82    $ 0.99    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.85    $ 0.77    $ 0.64    $ 0.82    $ 0.99        --
Number of accumulation units outstanding at end of period (000 omitted)      153       193       194       110        --        --


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.77    $ 0.59    $ 0.87    $ 0.93    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.81    $ 0.77    $ 0.59    $ 0.87    $ 0.93        --
Number of accumulation units outstanding at end of period (000 omitted)       45        43        42        11        --        --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                            $ 1.13    $ 0.98    $ 1.05    $ 1.06    $ 1.00        --
Accumulation unit value at end of period                                  $ 1.24    $ 1.13    $ 0.98    $ 1.05    $ 1.06        --
Number of accumulation units outstanding at end of period (000 omitted)      617       696       688       248         2        --

MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.77    $ 0.57    $ 0.75    $ 1.01    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.99    $ 0.77    $ 0.57    $ 0.75    $ 1.01        --
Number of accumulation units outstanding at end of period (000 omitted)      150       143       140        61        --        --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.96    $ 0.77    $ 0.96    $ 1.03    $ 0.97    $ 1.00
Accumulation unit value at end of period                                  $ 1.06    $ 0.96    $ 0.77    $ 0.96    $ 1.03    $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)      323       363       405       320        59        --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.93    $ 0.73    $ 0.90    $ 1.15    $ 1.29    $ 1.00
Accumulation unit value at end of period                                  $ 1.07    $ 0.93    $ 0.73    $ 0.90    $ 1.15    $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)      127       179       219       173        30        --

PUTNAM VT VISTA FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.73    $ 0.56    $ 0.81    $ 1.23    $ 1.30    $ 1.00
Accumulation unit value at end of period                                  $ 0.86    $ 0.73    $ 0.56    $ 0.81    $ 1.23    $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)      220       215       187       104        19        --


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                        2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/9/1999)
Accumulation unit value at beginning of period                            $ 1.07    $ 1.08    $ 1.08    $ 1.05    $ 1.01    $ 1.00
Accumulation unit value at end of period                                  $ 1.06    $ 1.07    $ 1.08    $ 1.08    $ 1.05    $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)    1,454     1,720     2,516     2,250        --        --
*  THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP(R) VARIABLE PORTFOLIO - CASH
   MANAGEMENT FUND AT DEC. 31, 2004 WERE 0.34% AND 0.34%, RESPECTIVELY.

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/9/1999)
Accumulation unit value at beginning of period                            $ 1.12    $ 0.81    $ 1.01    $ 1.00    $ 1.02    $ 1.00
Accumulation unit value at end of period                                  $ 1.31    $ 1.12    $ 0.81    $ 1.01    $ 1.00    $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)    1,141       861       536       342       244        --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/9/1999)
Accumulation unit value at beginning of period                            $ 1.09    $ 0.88    $ 0.96    $ 0.92    $ 1.03    $ 1.00
Accumulation unit value at end of period                                  $ 1.20    $ 1.09    $ 0.88    $ 0.96    $ 0.92    $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)    1,262     1,212     1,027       821       278        --

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (11/9/1999)
Accumulation unit value at beginning of period                            $ 0.94    $ 0.79    $ 0.92    $ 1.04    $ 1.08    $ 1.00
Accumulation unit value at end of period                                  $ 1.01    $ 0.94    $ 0.79    $ 0.92    $ 1.04    $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)      176       177       179       151         5        --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/9/1999)
Accumulation unit value at beginning of period                            $ 0.81    $ 0.66    $ 0.85    $ 1.03    $ 1.15    $ 1.00
Accumulation unit value at end of period                                  $ 0.82    $ 0.81    $ 0.66    $ 0.85    $ 1.03    $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)    3,596     3,960     4,063     3,478     1,937        --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.79    $ 0.63    $ 0.82    $ 0.94    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.86    $ 0.79    $ 0.63    $ 0.82    $ 0.94        --
Number of accumulation units outstanding at end of period (000 omitted)      639       728       711       450        --        --

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/9/1999)
Accumulation unit value at beginning of period                            $ 1.26    $ 0.87    $ 1.06    $ 1.14    $ 1.11    $ 1.00
Accumulation unit value at end of period                                  $ 1.48    $ 1.26    $ 0.87    $ 1.06    $ 1.14    $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)      445       419       366       276        85        --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (10/23/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                            $ 1.17    $ 0.84    $ 0.90    $ 0.92    $ 1.00        --
Accumulation unit value at end of period                                  $ 1.43    $ 1.17    $ 0.84    $ 0.90    $ 0.92        --
Number of accumulation units outstanding at end of period (000 omitted)       48        42        67        35        --        --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/9/1999)
Accumulation unit value at beginning of period                            $ 0.80    $ 0.63    $ 0.84    $ 1.11    $ 1.26    $ 1.00
Accumulation unit value at end of period                                  $ 0.85    $ 0.80    $ 0.63    $ 0.84    $ 1.11    $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)    3,428     3,393     3,148     3,345     1,103        --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (11/9/1999)
Accumulation unit value at beginning of period                            $ 0.69    $ 0.56    $ 0.81    $ 0.94    $ 1.11    $ 1.00
Accumulation unit value at end of period                                  $ 0.72    $ 0.69    $ 0.56    $ 0.81    $ 0.94    $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)    8,269     9,036     9,970    10,352     4,769        --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A (10/23/2000)
Accumulation unit value at beginning of period                            $ 1.20    $ 1.08    $ 1.07    $ 1.02    $ 1.00        --
Accumulation unit value at end of period                                  $ 1.27    $ 1.20    $ 1.08    $ 1.07    $ 1.02        --
Number of accumulation units outstanding at end of period (000 omitted)      537       416       394       271        --        --

FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                            $ 0.97    $ 0.84    $ 0.93    $ 0.96    $ 1.02    $ 1.00
Accumulation unit value at end of period                                  $ 1.01    $ 0.97    $ 0.84    $ 0.93    $ 0.96    $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)      481       526       511       350        66        --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                            $ 0.88    $ 0.72    $ 0.88    $ 0.98    $ 1.03    $ 1.00
Accumulation unit value at end of period                                  $ 0.92    $ 0.88    $ 0.72    $ 0.88    $ 0.98    $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)      441       436       435       425        85        --


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                            $ 1.90    $ 1.39    $ 1.56    $ 1.63    $ 1.24    $ 1.00
Accumulation unit value at end of period                                  $ 2.34    $ 1.90    $ 1.39    $ 1.56    $ 1.63    $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)    1,897     1,802     1,810     1,254       206        --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/9/1999)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                            $ 0.96    $ 0.71    $ 1.01    $ 1.21    $ 1.43    $ 1.00
Accumulation unit value at end of period                                  $ 1.06    $ 0.96    $ 0.71    $ 1.01    $ 1.21    $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)    5,177     4,918     4,574     2,844       855        --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                            $ 1.32    $ 1.06    $ 1.22    $ 1.16    $ 1.03    $ 1.00
Accumulation unit value at end of period                                  $ 1.46    $ 1.32    $ 1.06    $ 1.22    $ 1.16    $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)    5,621     4,198     2,393       252        --        --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                            $ 0.95    $ 0.73    $ 0.90    $ 1.09    $ 1.13    $ 1.00
Accumulation unit value at end of period                                  $ 1.11    $ 0.95    $ 0.73    $ 0.90    $ 1.09    $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)      400       371       296       145        16        --

JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.38    $ 0.26    $ 0.45    $ 0.72    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.38    $ 0.38    $ 0.26    $ 0.45    $ 0.72        --
Number of accumulation units outstanding at end of period (000 omitted)      126       125       131       129        --        --

JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
(PREVIOUSLY JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                            $ 0.60    $ 0.46    $ 0.64    $ 0.87    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.62    $ 0.60    $ 0.46    $ 0.64    $ 0.87        --
Number of accumulation units outstanding at end of period (000 omitted)      632       722       759       601        --        --

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.43    $ 0.32    $ 0.45    $ 0.76    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.51    $ 0.43    $ 0.32    $ 0.45    $ 0.76        --
Number of accumulation units outstanding at end of period (000 omitted)      313       293       270       291        --        --

LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period                            $ 1.20    $ 1.00        --        --        --        --
Accumulation unit value at end of period                                  $ 1.30    $ 1.20        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)      498       507        --        --        --        --

LIBERTY EQUITY FUND, VARIABLE SERIES, CLASS A* (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.68    $ 0.55    $ 0.77    $ 0.95    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.72    $ 0.68    $ 0.55    $ 0.77    $ 0.95        --
Number of accumulation units outstanding at end of period (000 omitted)      999     1,135       792       641        12        --
*  LIBERTY EQUITY FUND, VARIABLE SERIES, CLASS A MERGED INTO COLUMBIA LARGE CAP
   GROWTH FUND, VARIABLE SERIES, CLASS A ON FEB. 25, 2005.

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period                            $ 1.01    $ 1.00        --        --        --        --
Accumulation unit value at end of period                                  $ 1.04    $ 1.01        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)    1,520     1,658        --        --        --        --

LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A (4/14/2003)
Accumulation unit value at beginning of period                            $ 1.50    $ 1.00        --        --        --        --
Accumulation unit value at end of period                                  $ 1.65    $ 1.50        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)      108       107        --        --        --        --

MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.77    $ 0.64    $ 0.82    $ 0.99    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.84    $ 0.77    $ 0.64    $ 0.82    $ 0.99        --
Number of accumulation units outstanding at end of period (000 omitted)      526       535       530       324        16        --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.77    $ 0.58    $ 0.87    $ 0.93    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.81    $ 0.77    $ 0.58    $ 0.87    $ 0.93        --
Number of accumulation units outstanding at end of period (000 omitted)      901       707       441       293        35        --


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.12    $ 0.98    $ 1.05    $ 1.06    $ 1.00        --
Accumulation unit value at end of period                                  $ 1.23    $ 1.12    $ 0.98    $ 1.05    $ 1.06        --
Number of accumulation units outstanding at end of period (000 omitted)    6,230     5,443     3,949     1,861        23        --

MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.76    $ 0.57    $ 0.75    $ 1.01    $ 1.00        --
Accumulation unit value at end of period                                  $ 0.98    $ 0.76    $ 0.57    $ 0.75    $ 1.01        --
Number of accumulation units outstanding at end of period (000 omitted)      287       264       209       126         7        --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                            $ 0.96    $ 0.76    $ 0.95    $ 1.03    $ 0.97    $ 1.00
Accumulation unit value at end of period                                  $ 1.05    $ 0.96    $ 0.76    $ 0.95    $ 1.03    $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)    1,596     1,635     1,583       963       146        --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                            $ 0.93    $ 0.73    $ 0.90    $ 1.15    $ 1.29    $ 1.00
Accumulation unit value at end of period                                  $ 1.07    $ 0.93    $ 0.73    $ 0.90    $ 1.15    $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)    4,648     4,797     4,994     4,731     2,474        --

PUTNAM VT VISTA FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                            $ 0.73    $ 0.55    $ 0.81    $ 1.23    $ 1.30    $ 1.00
Accumulation unit value at end of period                                  $ 0.85    $ 0.73    $ 0.55    $ 0.81    $ 1.23    $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)    2,708     3,087     3,317     4,035     1,798        --


FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.


The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- FUND SELECTION: We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include compensation we and our affiliates may receive from a fund's investment adviser, subadviser, distributor or an affiliate. This compensation benefits us, our affiliates, and/or the selling firms that distribute this contract (see "About the Service Providers -- Principal Underwriter"). The amount of this compensation differs by fund and depending on the amount of average daily net assets invested in a particular fund, this compensation may be significant. For example, the compensation we receive from affiliates of funds other than the AXP(R) Variable Portfolio Funds currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. This compensation is in addition to revenues we receive from Contract Owner Transaction Expenses, Annual Variable Account Expenses and Other Annual Expenses we charge contract owners (see "Expense Summary").

- ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUES: Allocation of Purchase Payments and Contract Values: Purchase payments and contract values you allocate to subaccounts investing in any of the AXP(R) Variable Portfolio Funds are generally more profitable for us and our affiliates. For example, we may receive compensation from our affiliates in connection with purchase payments and contract value you allocate to the AXP(R) Variable Portfolio Funds that exceeds the range disclosed in the previous paragraph for funds our affiliates do not manage. This may influence recommendations your registered representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract values to a particular subaccount.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PAYMENTS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


FUND                                 INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash     Maximum current income consistent with liquidity and       American Express Financial
Management Fund                      stability of principal. Invests primarily in money         Corporation (AEFC)
                                     market instruments, such as marketable debt obligations
                                     issued by corporations or the U.S. government or its
                                     agencies, bank certificates of deposit, bankers'
                                     acceptances, letters of credit, and commercial paper,
                                     including asset-backed commercial paper.

AXP(R) Variable Portfolio -          High level of current income and, as a secondary goal,     AEFC
Diversified Equity Income Fund       steady growth of capital. Under normal market
                                     conditions, the Fund invests at least 80% of its net
                                     assets in dividend-paying common and preferred stocks.

AXP(R) Variable Portfolio -          High current income, with capital growth as a secondary    AEFC
High Yield Bond Fund                 objective. Under normal market conditions, the Fund
                                     invests at least 80% of its net assets in high-yielding,
                                     high-risk corporate bonds (junk bonds) issued by U.S.
                                     and foreign companies and governments.

AXP(R) Variable Portfolio -          Maximum total investment return through a combination of   AEFC
Managed Fund                         capital growth and current income. Invests primarily in
                                     a combination of common and preferred stocks, bonds and
                                     other debt securities.

AXP(R) Variable Portfolio - NEW      Long-term growth of capital. Invests primarily in common   AEFC
DIMENSIONS FUND(R)                   stocks showing potential for significant growth.

AXP(R) Variable Portfolio - S&P 500  Long-term capital appreciation. Invests primarily in       AEFC
Index Fund                           securities of large-capitalization stocks of U.S.
                                     companies that are expected to provide investment
                                     results that correspond to the performance of the S&P
                                     500(R) Index.

AXP(R) Variable Portfolio -          Long-term capital growth. Under normal market              AEFC, adviser; Kenwood Capital
Small Cap Advantage Fund             conditions, at least 80% of the Fund's net assets are      Management LLC, subadviser.
                                     invested in equity securities of companies with market
                                     capitalization of up to $2 billion or that fall within
                                     the range of the Russell 2000(R) Index at the time of
                                     investment.

AXP(R) Variable Portfolio -          Long-term capital growth. Under normal market              AEFC, adviser; Threadneedle
Threadneedle Emerging Markets Fund   conditions, the Fund invests at least 80% of its net       International Limited, an
                                     assets in equity securities of emerging market             indirect wholly-owned subsidiary
(previously AXP(R) Variable          companies.                                                 of AEFC, subadviser.
Portfolio - Emerging Markets Fund)

AIM V.I. Capital Appreciation Fund,  Growth of capital. Invests principally in common stocks    A I M Advisors, Inc.
Series I Shares                      of companies likely to benefit from new or innovative
                                     products, services or processes as well as those with
                                     above-average growth and excellent prospects for future
                                     growth. The fund can invest up to 25% of its total
                                     assets in foreign securities that involve risks not
                                     associated with investing solely in the United States.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

FUND                                 INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund,        Long-term growth of capital with income as a secondary     A I M Advisors, Inc.
Series I Shares                      objective. Invests normally at least 80% of its net
                                     assets, plus the amount of any borrowings for investment
                                     purposes, in equity securities including convertible
                                     securities. The fund may invest in preferred stocks and
                                     debt instruments that have prospects for growth of
                                     capital. The Fund may also invest up to 25% of its total
                                     assets in foreign securities.

Columbia High Yield Fund, Variable   High level of current income with capital appreciation     Columbia Management Advisors,
Series, Class A                      as a secondary objective, when consistent with the goal    Inc.
                                     of high current income The Fund normally invests at
                                     least 80% of its net assets (plus any borrowings for
                                     investment purposes) in high yielding corporate bonds,
                                     debentures and notes that are rated below investment
                                     grade or unrated securities which the Fund's investment
                                     advisor has determined to be of comparable quality. No
                                     more than 10% of the Fund's total assets will normally
                                     be invested in securities rated CCC or lower by S&P or
                                     Caa or lower by Moody's.

Columbia Large Cap Growth Fund,      The fund seeks long-term growth. Under normal              Columbia Management Advisors,
Variable Series, Class A             circumstances, the fund invests at least 80% of its net    Inc.
                                     assets (plus any borrowings for investment purposes) in
(previously Stein Roe Growth Stock,  a broadly diversified portfolio of equity securities
Variable Series Class A. Liberty     issued by U.S. companies, primarily common stocks and
Equity Fund, Variable Series Fund    securities that can be converted into common stocks.
Class A merged into Columbia Large   From time-to-time, the Fund may emphasize particular
Cap Growth Fund, Variable Series,    market sectors such as financial services, health care
Class A as of Feb. 25, 2005.)        and technology, in attempting to achieve its investment
                                     goal.

Fidelity(R) VIP Balanced Portfolio   Seeks income and capital growth consistent with            Fidelity Management & Research
Service Class                        reasonable risk. Invests approximately 60% of assets in    Company (FMR), investment
                                     stocks and other equity securities and the remainder in    manager; FMR U.K., FMR Far East
                                     bonds and other debt securities, including lower-quality   and Fidelity Investments Money
                                     debt securities, when its outlook is neutral. Invests at   Market Management Inc. (FIMM),
                                     least 25% of total assets in fixed-income senior           sub-investment advisers.
                                     securities (including debt securities and preferred
                                     stock). The fund invests in domestic and foreign
                                     issuers.

Fidelity(R) VIP Growth & Income      Seeks high total return through a combination of current   FMR, investment manager; FMR
Portfolio Service Class              income and capital appreciation. Normally invests a        U.K., FMR Far East,
                                     majority of assets in common stocks with a focus on        sub-investment advisers.
                                     those that pay current dividends and show potential for
                                     capital appreciation. May invest in bonds, including
                                     lower-quality debt securities, as well as stocks that
                                     are not currently paying dividends, but offer prospects
                                     for future income or capital appreciation. Invests in
                                     domestic and foreign issuers. The Fund invests in either
                                     "growth" stocks or "value" stocks or both.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

FUND                                 INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio    Long-term growth of capital. Allocates assets across       FMR, investment manager; FMR
Service Class                        different market sectors and maturities. Normally          U.K., FMR Far East,
                                     invests primarily in common stocks. Normally invests at    sub-investment advisers.
                                     least 80% of assets in securities of companies with
                                     medium market capitalizations. May invest in companies
                                     with smaller or larger market capitalizations. Invests
                                     in domestic and foreign issuers. The Fund invests in
                                     either "growth" or "value" common stocks or both.

FTVIPT Franklin Small-Mid            Long-term capital growth. The Fund normally invests at     Franklin Advisers, Inc.
Cap Growth Securities                least 80% of its net assets in investments of small
Fund - Class 2                       capitalization (small cap) and mid capitalization (mid
                                     cap) companies. For this Fund, small-cap companies are
(previously FTVIPT Franklin          those with market capitalization values not exceeding
Small Cap Fund - Class 2)            $1.5 billion or the highest market capitalization value
                                     in the Russell 2000(R) Index, whichever is greater, at
                                     the time of purchase; and mid cap companies are
                                     companies with market capitalization values not
                                     exceeding $8.5 billion at the time of purchase.

FTVIPT Mutual Shares Securities      Capital appreciation, with income as a secondary goal.     Franklin Mutual Advisers, LLC
Fund - Class 2                       The Fund normally invests mainly in U.S. equity
                                     securities and substantially in undervalued stocks, risk
                                     arbitrage securities and distressed companies.

FTVIPT Templeton Foreign             Long-term capital growth. The Fund normally invests at     Templeton Investment Counsel, LLC
Securities Fund - Class 2            least 80% of its net assets in investments of issuers
                                     located outside the U.S., including those in emerging
                                     markets.

Janus Aspen Series Global            Long-term growth of capital. Non-diversified mutual fund   Janus Capital
Technology Portfolio: Service        that invests, under normal circumstances, at least 80%
Shares                               of its net assets in securities of companies that the
                                     portfolio manager believes will benefit significantly
                                     from advances or improvements in technology. It
                                     implements this policy by investing primarily in equity
                                     securities of U.S. and foreign companies selected for
                                     their growth potential.

Janus Aspen Series Large Cap Growth  Long-term growth of capital in a manner consistent with    Janus Capital
Portfolio: Service Shares            the preservation of capital. Invests under normal
                                     circumstances at least 80% of its net assets in
(previously Janus Aspen Series -     large-sized companies. Large-sized companies are those
Growth Portfolio: Service Shares)    whose market capitalization falls within the range of
                                     companies in the Russell 1000(R) Index at the time of
                                     purchase.

Janus Aspen Series Mid Cap Growth    Seeks long-term growth of capital. Invests, under normal   Janus Capital
Portfolio: Service Shares            circumstances, at least 80% of its net assets in equity
                                     securities of mid-sized companies whose market
                                     capitalization falls, at the time of initial purchase,
                                     in the 12-month average of the capitalization ranges of
                                     the Russell Midcap Growth Index.

Liberty Asset Allocation Fund,       Seeks high total investment return. The Fund's             Columbia Management Advisors,
Variable Series, Class A             investment adviser allocates the Fund's assets among       Inc.
                                     various classes of equity and debt securities.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

FUND                                 INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Liberty Federal Securities Fund,     Seeks the highest possible level of current income,        Columbia Management Advisors,
Variable Series, Class A             consistent with safety of principal and maintenance of     Inc.
                                     liquidity. Under normal market conditions, the Fund
                                     invests at least 80% of its net assets (plus any
                                     borrowings for investment purposes) in U.S. government
                                     securities, including U.S. Treasury securities and
                                     securities of various U.S. government agencies. Agency
                                     securities include debt issued by various agencies as
                                     well as mortgage-backed securities.

Liberty Small Company Growth Fund,   Seeks long-term growth. Under normal market conditions,    Columbia Management Advisors,
Variable Series, Class A             the Fund invests at least 80% of its net assets (plus      Inc.
                                     any borrowings for investment purposes) in common stocks
                                     of small-cap companies.

MFS(R) Investors Trust Series -      Long-term growth of capital with a secondary objective     MFS Investment Management(R)
Service Class                        to seek reasonable current income. Invests primarily in
                                     common stocks and related securities, such as preferred
                                     stocks, convertible securities and depository receipts
                                     for those securities.

MFS(R) New Discovery Series -        Capital appreciation. Invests at least 65% of its net      MFS Investment Management(R)
Service Class                        assets in equity securities of emerging growth
                                     companies.

MFS(R) Total Return Series -         Above-average income consistent with the prudent           MFS Investment Management(R)
Service Class                        employment of capital, with growth of capital and income
                                     as a secondary objective. Invests primarily in a
                                     combination of equity and fixed income securities.

MFS(R) Utilities Series -            Capital growth and current income. Invests primarily in    MFS Investment Management(R)
Service Class                        equity and debt securities of domestic and foreign
                                     companies in the utilities industry.

Putnam VT Growth and Income Fund -   Capital growth and current income. The fund pursues its    Putnam Investment Management, LLC
Class IB Shares                      goal by investing mainly in common stocks of U.S.
                                     companies, with a focus on value stocks that offer the
                                     potential for capital growth, current income or both.

Putnam VT International Equity       Capital appreciation. The fund pursues its goal by         Putnam Investment Management, LLC
Fund - Class IB Shares               investing mainly in common stocks of companies outside
                                     the United States that Putnam Management believes have
                                     favorable investment potential. Under normal
                                     circumstances, the fund invests at least 80% of its net
                                     assets in equity investments.

Putnam VT Vista Fund - Class IB      Capital appreciation. The fund pursues its goal by         Putnam Investment Management,
Shares                               investing mainly in common stocks of U.S. companies,       LLC
                                     with a focus on growth stocks.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAs)


The GPAs may not be available in some states.


You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("Future Rates"). We will determine these Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window, you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:

              IF YOUR GPA RATE IS:                           THE MVA IS:
        Less than the new GPA rate + 0.10%                    Negative
        Equal to the new GPA rate + 0.10%                     Zero
        Greater than the new GPA rate + 0.10%                 Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [(    1 + i    )(TO THE POWER OF n/12) - 1] = MVA
                               ------------
                               1 + j + .001

   Where  i = rate earned in the GPA from which amounts are being transferred or withdrawn.

          j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

          n = number of months remaining in the current Guarantee Period
              (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

     $1,000 X [(         1.030       )(TO THE POWER OF 84/12) - 1] = -$39.84
                 -------------------
                   1 + .035 + .001

In this example, the MVA is a negative $39.84.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

     $1,000 X [(         1.030       )(TO THE POWER OF 84/12) - 1] = $27.61
                 -------------------
                   1 + .025 + .001

In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

THE ONE-YEAR FIXED ACCOUNT

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment and transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or be the annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)


When you applied, you selected (if available in your state):


- the one-year fixed account, GPAs and/or subaccounts in which you wanted to invest(1);

-    how you wanted to make purchase payments;

- the date you wanted to start receiving annuity payouts (the retirement date);

-    a death benefit option(2);

-    the optional Benefit Protector(SM) Death Benefit Rider(3);

-    the optional Benefit Protector(SM) Plus Death Benefit Rider(3); and

-    a beneficiary.


(1) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in some states.


(2) The MAV death benefit is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue the ROP death benefit will apply.

(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

The contract provides for allocation of purchase payments to the subaccounts to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.


We applied your initial purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we received it at our office. However, we will credit the additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our administrative office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our administrative office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Massachusetts, you may make additional purchase payments for ten years only.

THE RETIREMENT DATE


Annuity payouts are to begin on the retirement date. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.


FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday (or the tenth contract anniversary, if later).

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.


BENEFICIARY


We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS

MINIMUM ADDITIONAL PURCHASE PAYMENTS:

   $50 for SIPs.
   $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS*:

   $1,000,000 for issue ages up to 85.
   $100,000 for issue ages 86 to 90.

* These limits apply in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.



         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER


Send your check along with your name and contract number to our administrative office:


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP

Contact your sales representative to complete the necessary SIP paperwork.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. Some states also limit any contract charge allocated to the one-year fixed account. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If you select the ROP death benefit, the mortality and expense risk fee is 1.00%. If you select the MAVdeath benefit, the mortality and expense risk fee is 1.10%. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


WITHDRAWAL CHARGE

If you withdraw all or part of your contract value, a withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustment (MVA).")

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

   (a) is 10% of your prior anniversary's contract value, and

   (b) is current contract earnings.


NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

                 (ACV - XSF)
   PPW  =  XSF + ------------ X (PPNPW - XSF)
                 (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

              YEARS FROM PURCHASE                    WITHDRAWAL CHARGE
                PAYMENT RECEIPT                         PERCENTAGE
                      1                                     8%
                      2                                     8
                      3                                     7
                      4                                     6
                      5                                     5
                      6                                     4
                      7                                     2
                      Thereafter                            0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-    We received these payments:

     --   $10,000 July 1, 2003;

     --   $8,000 Dec. 31, 2008;

     --   $6,000 Feb. 20, 2011; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and had not made any other withdrawals during that contract year; and

-    The prior anniversary July 1, 2013 contract value was $38,488.

WITHDRAWAL CHARGE        EXPLANATION
   $    0                $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
        0                $10,252.20 is contract earnings in excess of the 10% TFA
                         withdrawal amount withdrawn without withdrawal charge; and
        0                $10,000 July 1, 2003 purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
      400                $8,000 Dec. 31, 2008 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and
      420                $6,000 Feb. 20, 2011 purchase payment is in its third year from receipt, withdrawn with a 7% withdrawal charge.
   ------
   $  820

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;

- required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distribution amount calculated under your specific contract currently in force;

-    contracts settled using an annuity payout plan;

-    death benefits;

- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAs AND ONE-YEAR FIXED ACCOUNT


We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of these accounts equals:


- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

-    plus interest credited;

- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;


-    minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

     --  Benefit Protector(SM) rider

     --  Benefit Protector(SM) Plus rider


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge, a withdrawal charge or a fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges;


and the deduction of a prorated portion of:

-    the contract administrative charge;

-    the fee for any of the following optional benefits you have selected:

     --  Benefit Protector(SM) rider

     --  Benefit Protector(SM) Plus rider


Accumulation unit values will fluctuate due to:


-    changes in fund net asset value;

-    fund dividends distributed to the subaccounts;

-    fund capital gains or losses;

-    fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                  AMOUNT               ACCUMULATION               OF UNITS
                                           MONTH                 INVESTED               UNIT VALUE                PURCHASED
By investing an equal number
of dollars each month...                    Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy more                  Mar                     100                     17                       5.88
units when the per unit
market price is low...         ---->        Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

                                            Aug                     100                     19                       5.26
and fewer units when the
per unit market price is high. ---->        Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

                IF YOUR NET CONTRACT VALUE(1) IS ...        WE ALLOCATE YOUR NEW PURCHASE PAYMENT TO:
                           $10,000-$49,999                            Tier 1 DCA account
                           $50,000 or more                            Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for either six months or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccout you select over the six-month or twelve-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our administrative office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our administrative office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

We may suspend or modify transfer privileges at any time.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-    requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

-    not accepting transfer requests of an agent acting under power of attorney;

-    limiting the dollar amount that you may transfer at any one time; or

-    suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm contract owners.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

IN ADDITION TO THE MARKET TIMING POLICY WE APPLY TO DISCOURAGE FREQUENT TRANSFERS AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT, THE FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT MAY HAVE ADOPTED THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing, it is possible that the underlying fund's policy might cause us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries including unaffiliated insurance company separate accounts. Even if we are able to implement a fund's market timing policies, there can be no guarantee that other eligible purchasers of the fund's shares will be able to do so, and the returns of that fund could be adversely affected.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT WHETHER A PARTICULAR UNDERLYING FUND HAS ADOPTED A MARKET TIMING POLICY, WHAT THAT POLICY IS IF ONE HAS BEEN ADOPTED, AND THE RISKS THAT MARKET TIMING POSES TO THAT FUND, SEE THAT FUND'S PROSPECTUS.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or withdrawal to our administrative office:


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance


* Failure to provide a Social Security Number or TIN may result in mandatory tax withholding on the taxable portion of the distribution.


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS


Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or one-year fixed account.


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our administrative office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our administrative office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay contract charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see "Optional Benefits"). In addition, withdrawals you are required to take to satisfy required minimum distributions under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.


RECEIVING PAYMENT

By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed employment with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector(SM) Plus Death Benefit rider will terminate upon transfer of ownership. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")


BENEFITS IN CASE OF DEATH

There are two death benefit options under this contract: Return of Purchase Payments (ROP) death benefit and Maximum Anniversary Value (MAV) death benefit. If either you or the annuitant are 79 or older at contract issue, ROP death benefit will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either ROP death benefit or MAV death benefit on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

1.   contract value; or

2.   total purchase payments minus adjusted partial withdrawals.

     ADJUSTED PARTIAL WITHDRAWALS FOR ROP DEATH BENEFIT

          OR MAV DEATH BENEFIT = PW X DB
                                 -------
                                    CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     DB = the death benefit on the date of (but prior to) the partial withdrawal.

     CV =  contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

-    You purchase the contract for $25,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.

- On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the ROP death benefit on March 1, 2004 as follows:

      Contract Value at death:                                                $20,500.00
                                                                              ==========

      Purchase payment minus adjusted partial withdrawals:

            Total purchase payments:                                          $25,000.00
            minus the adjusted partial withdrawal
            calculated as:    $1,500 X $25,000 =                               -1,704.55
                              ----------------                                ----------
                                   $22,000

      for a death benefit of:                                                 $23,295.45
                                                                              ==========

      The ROP death benefit, calculated as the greater of these two values:   $23,295.45

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1.   contract value; or

2.   total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE

-    You purchase the contract for $25,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.

- On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

      We calculate the MAV death benefit on March 1, 2004 as follows:

      Contract Value at death:                                                $20,500.00
                                                                              ==========
      Purchase payment minus adjusted partial withdrawals:                    $23,295.45
                                                                              ----------
      The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
            MAV on the prior anniversary:                                     $29,000.00
            plus purchase payments made the prior anniversary:                     +0.00
            minus adjusted partial withdrawals taken since that anniversary,
            calculated as: $1,500 X $29,000 =                                  -1,977.27
                           ----------------                                   ----------
                               $22,000
      for a death benefit of:                                                 $27,022.73
                                                                              ==========
   The MAV death benefit, calculated as the greatest of these
   three values:                                                              $27,022.73

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector(SM) Plus rider, if selected, will terminate. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


     Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector(SM) Plus rider, if selected, will terminate. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


- the beneficiary asks us in writing within 60 days after we receive proof of death; and

-    payouts begin no later than one year following the year of your death; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.


The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit (see "Benefits in Case of Death), plus:

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The MAV death benefit on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (contract value):                                             $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
          previously withdrawn): 0.40 X ($110,000 - $100,000) =                        +4,000
                                                                                     --------
     Total death benefit of:                                                         $114,000

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit (MAV):                                                        $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
          0.40 X ($110,000 - $100,000) =                                               +4,000
                                                                                     --------
     Total death benefit of:                                                         $114,000

- On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit (MAV adjusted for partial withdrawals):                       $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
          0.40 X ($57,619 - $55,000) =                                                +1,048
                                                                                     -------
     Total death benefit of:                                                         $58,667

- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:

     MAV death benefit (contract value):                                             $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
          previously withdrawn that are one or more years old)                        +55,000
                                                                                     --------
     Total death benefit of:                                                         $255,000

- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                                             $250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
          previously withdrawn that are one or more years old)                        +55,000
                                                                                     --------
     Total death benefit of:                                                         $305,000

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:

     MAV death benefit (contract value):                                             $250,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
          previously withdrawn): 0.40 X ($250,000 - $105,000) =                       +58,000
                                                                                     --------
     Total death benefit of:                                                         $308,000

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.


Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.


The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above, plus:

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                                  PERCENTAGE IF YOU AND THE             PERCENTAGE IF YOU OR THE
                                  ANNUITANT ARE UNDER AGE 70            ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR                     ON THE RIDER EFFECTIVE DATE          ON THE RIDER EFFECTIVE DATE
One and Two                                  0%                                    0%
Three and Four                              10%                                 3.75%
Five or more                                20%                                  7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-    the applicable death benefit (see "Benefits in Case of Death") plus:

                                PERCENTAGE IF YOU AND THE                                    PERCENTAGE IF YOU OR THE
                                ANNUITANT ARE UNDER AGE 70                                   ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR               ON THE RIDER EFFECTIVE DATE, ADD...                         ON THE RIDER EFFECTIVE DATE, ADD...
One                     Zero                                                    Zero
Two                     40% X earnings at death (see above)                     15% X earnings at death
Three and Four          40% X (earnings at death + 25% of                       15% X (earnings at death + 25%
                        initial purchase payment*)                              of initial purchase payment*)
Five or more            40% X (earnings at death + 50% of                       15% X (earnings at death + 50%
                        initial purchase payment*)                              of initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals MAV death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:

          MAV death benefit (contract value):                                        $110,000
          plus the Benefit Protector Plus benefit which equals 40%
          of earnings at death (MAV death benefit minus payments
          not previously withdrawn): 0.40 x ($110,000 - $100,000) =                    +4,000
                                                                                     --------
     Total death benefit of:                                                         $114,000

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

          MAV death benefit (MAV):                                                   $110,000
          plus the Benefit Protector Plus benefit which equals 40%
          of earnings at death: 0.40 x ($110,000 - $100,000) =                         +4,000
          plus 10% of purchase payments made within 60 days of
          contract issue and not previously withdrawn: 0.10 x $100,000 =              +10,000
                                                                                     --------
     Total death benefit of:                                                         $124,000

- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

          MAV death benefit (MAV adjusted for partial withdrawals):                  $57,619
          plus the Benefit Protector Plus benefit which equals 40% of
          earnings at death: 0.40 x ($57,619 - $55,000) =                             +1,048
          plus 10% of purchase payments made within 60 days of
          contract issue and not previously withdrawn: 0.10 x $55,000 =               +5,500
                                                                                     -------
     Total death benefit of:                                                         $64,167

- On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:

          MAV death benefit (contract value):                                        $200,000
          plus the Benefit Protector Plus benefit which equals 40%
          of earnings at death, up to a maximum of 100% of
          purchase payments not previously withdrawn that are
          one or more years old                                                       +55,000
          plus 20% of purchase payments made within 60 days of
          contract issue and not previously withdrawn: 0.20 x $55,000 =               +11,000
                                                                                     --------
   Total death benefit of:                                                           $266,000

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                                             $250,000
          plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously
          withdrawn that are one or more years old                                    +55,000
          plus 20% of purchase payments made within 60 days of
          contract issue and not previously withdrawn: 0.20 x $55,000 =               +11,000
                                                                                     --------
     Total death benefit of:                                                         $316,000

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:

          MAV death benefit (contract value):                                        $250,000
          plus the Benefit Protector Plus benefit which equals 40%
          of earnings at death (MAV death benefit minus payments
          not previously withdrawn): 0.40 x ($250,000 - $105,000) =                   +58,000
          plus 20% of purchase payments made within 60 days of
          contract issue and not previously withdrawn: 0.20 x $55,000 =               +11,000
                                                                                     --------
     Total death benefit of:                                                         $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: for special tax considerations associated with the Benefit Protector Plus, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below except under annuity payout plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS


You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us.


- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.10% and 6.60% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


WITHDRAWALS: If you withdraw part of your nonqualified contract before your annuity payouts begin, your withdrawal will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. If you withdraw all of your nonqualified contract before annuity payouts begin, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, we may deduct withholding against the taxable income portion of the payout. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payout is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements differ if we deliver the payout outside the United States and/or you are a non-resident alien.


Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


PENALTIES: If you receive amounts from your nonqualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


- because of your death or, in the event of non-natural ownership, the death of the annuitant;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-    if it is allocable to an investment before Aug. 14, 1982; or

-    if annuity payouts begin before the first contract anniversary.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under Sections 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's SPD, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.


WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: IRAs and TSAs are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING: If you receive directly all or part of the contract value from a TSA, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code;

-    the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution. Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding. State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    Because of your death,

-    Because you become disabled (as defined in the Code);

- If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

- If the distribution is made following severance from employment after you attain age 55 (TSAs only); or

-    To pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you make non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDERS OR THE MAV DEATH
BENEFIT: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;


-    transfer assets to and from the subaccounts or the variable account; and


-    eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA), an affiliate of ours, serves as the principal underwriter and general distributor of the contract. AEFA's offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

AEFA distributes the contract through unaffiliated broker-dealers ("selling firms") and their registered representatives. The selling firms have entered into distribution agreements with us and AEFA for the offer and sale of the contracts.

We pay time-of-sale commissions through AEFA to the selling firms or their affiliated insurance agencies. Some selling firms may elect to receive a lower commission when a purchase payment is made along with a quarterly payment based on contract value for so long as the contract remains in effect. Selling firms may be required to return compensation under certain circumstances. AEFA and other unaffiliated broker dealers may receive commissions or overrides for wholesaling services including sales support provided to selling firms and their registered representatives. Commissions paid to selling firms as a percentage of purchase payments could exceed 9% of total purchase payments depending on various factors which may include how long your contract remains in effect. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations we may also pay or provide selling firms with various cash and non-cash promotional incentives including bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

We intend to recoup a portion of the commissions and other distribution expenses we pay through certain fees and charges described in this prospectus including for example the mortality and expense risk charges and withdrawal charges. We or an affiliate may also receive all or part of the 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds") that certain funds charge to help us pay commissions and other costs of distributing the contracts.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

ISSUER


We issue the annuities. We are a stock life insurance company organized in 1981 under the laws of the state of Indiana. Our administrative office is located at 829 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is:
American Enterprise Life Insurance Company, 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. We are a wholly owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.


We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and variable life insurance policies. We offer these contracts through broker dealers and their affiliated insurance agencies who may also be affiliated with financial institutions such as banks.

As discussed above, we pay compensation on the sale of the contracts through AEFA to selling firms and their affiliated agencies that have entered into distribution agreements with AEFA and us for the sale of the contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


LEGAL PROCEEDINGS

The SEC, the NASD and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. American Enterprise Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Enterprise Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Enterprise Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Enterprise Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on American Enterprise Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE


SELECTED FINANCIAL DATA(1)

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.



YEARS ENDED DEC. 31, (THOUSANDS)                                 2004        2003(1)     2002(1)      2001(1)      2000(1)
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                         $  376,487   $  372,194  $  292,067   $  271,718   $  299,759
Net gain (loss) on investments                                     5,193       25,105           3      (89,920)         469
Other                                                             36,012       21,277      18,957       14,806        7,553
TOTAL REVENUES                                                $  417,692   $  418,576  $  311,027   $  196,604   $  307,781
INCOME (LOSS) BEFORE INCOME TAX PROVISION (BENEFIT)
   AND CUMULATIVE EFFECT OF ACCOUNTING CHANGE                 $   43,200   $   56,704  $  (52,177)  $  (63,936)  $   38,452
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE   $   25,192   $   37,629  $  (33,690)  $  (41,728)  $   24,365
CUMULATIVE EFFECT OF ACCOUNTING CHANGE, NET OF TAX BENEFIT    $   (3,562)  $       --  $       --   $       --   $       --
NET INCOME (LOSS)                                             $   21,630   $   37,629  $  (33,690)  $  (41,728)  $   24,365
TOTAL ASSETS                                                  $9,149,189   $8,735,643  $8,026,730   $5,275,681   $4,652,221


(1) Certain prior year amounts have been reclassified to conform to the current year's presentation.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS


American Enterprise Life follows United States generally accepted accounting principles (GAAP), and the following discussion is presented on a consolidated basis consistent with GAAP.

Certain of the statements below are forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. See the Forward-Looking Statements section below.

Management's narrative analysis of the results of operations is presented in lieu of management's discussion and analysis of financial condition and results of operations, pursuant to General Instructions I(2) (a) of Form 10-K.

RESULTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2004 AND 2003

Income before accounting change was $25.2 million for the year ended December 31, 2004 compared to $37.6 million for the year ended December 31, 2003. The decrease primarily reflects reduced net realized gains on investments, higher other insurance and operating expenses, higher amortization of deferred policy acquisition costs (DAC), and higher benefit costs on investment contracts, partially offset by lower interest credited on investment contracts.

Net income for the year ended December 31, 2004 reflects the $3.6 million ($5.5 million pretax) impact of American Enterprise Life's January 1, 2004 adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 requires insurance enterprises to establish liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. See "Application of Recent Accounting Standards" section in Note 1 to the Consolidated Financial Statements regarding the impact of adoption of SOP 03-1.

REVENUES

Net investment income increased $4.3 million or 1 percent reflecting higher average assets.

Mortality and expense risk and other fees increased $11.1 million or 80 percent, reflecting higher average values of separate account assets compared to 2003.

Net realized gain on investments was $5.2 million in 2004 compared to $25.1 million in 2003. For the year ended December 31, 2004, $9.8 million of total investment gains were partially offset by $4.6 million of impairments and losses. Included in these total net investment gains and losses are $9.5 million of gross realized gains and $4.0 million of gross realized losses from sales of securities, classified as Available-for-Sale.

For the year ended December 31, 2003, $65.8 million of total investment gains were partially offset by $40.7 million of impairments and losses. Included in these total net investment gains and losses are $65.7 million of gross realized gains and $30.3 million of gross realized losses from sales of securities, as well as $9.3 million of other-than-temporary impairment losses on investments, classified as Available-for-Sale.

BENEFITS AND EXPENSES

Interest credited on investment contracts decreased $36.4 million or 14 percent, reflecting lower interest crediting rates, partially offset by higher average accumulation values of annuities.

DAC amortization increased $22.4 million or 59 percent. See the DAC section below for further discussion of DAC and related third quarter 2004 and 2003 adjustments.

Other insurance and operating expense increased $17.4 million or 32 percent, primarily reflecting less favorable mark-to-market adjustments on interest rate swaps during 2004 compared to 2003. American Enterprise Life enters into pay-fixed, receive-variable


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS interest rate swaps with IDS Life to protect the spread between yields earned on investments and interest rates credited to fixed annuity products. The interest rate swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133.

American Enterprise Life's increase in the effective income tax rate primarily reflecting the true-up of prior year current and deferred tax estimates based on the finalization of the 2003 tax return.

RESULTS OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002:

Net income was $37.6 million for the year ended December 31, 2003, compared to a net loss of $33.7 million for the year ended December 31, 2002. The favorable change in net income primarily reflects increased net investment income and net realized gains on investments, as well as decreased other insurance and operating expense, partially offset by increased interest credited on investment contracts.

REVENUES

Net investment income increased $80.1 million or 27 percent reflecting a higher average level of investments partially offset by lower average yields on the investment portfolio.

Net realized gain on investments was $25.1 million in 2003 compared to nil in 2002. For the year ended December 31, 2003, $65.8 million of total investment gains were partially offset by $40.7 million of impairments and losses. Included in these total net investment gains and losses are $65.7 million of gross realized gains and $30.3 million of gross realized losses from sales of securities, as well as $9.3 million of other-than-temporary impairment losses on investments, classified as Available-for-Sale.

For the year ended December 31, 2002, $38.2 million of total investment gains were offset by $38.2 million of impairments and losses. Included in these total net investment gains and losses are $38.2 million of gross realized gains and $17.6 million of gross realized losses from sales of securities, as well as $14.6 million of other-than-temporary impairment losses on investments, classified as Available-for-Sale.

BENEFITS AND EXPENSES

Interest credited on investment contracts increased $44.9 million or 21 percent, reflecting higher average accumulation values of annuities, partially offset by lower interest crediting rates as a result of a relatively low interest rate environment that began in 2002.

DAC amortization decreased $5.8 million or 13 percent, reflecting a $3.2 million decrease in DAC amortization expense in 2003 compared to a $4.6 million increase in DAC amortization in 2002 as a result of management's third quarter reviews of various DAC assumptions and practices. DAC amortization expense was otherwise higher in 2003 than in 2002, reflecting higher business volumes and the ongoing impact of 2002 changes in customer asset value growth rate assumptions.

Other insurance and operating expense decreased $37.7 million or 41 percent, reflecting favorable mark-to-market adjustments on interest rate swaps during 2003 compared to unfavorable mark-to-market adjustments the same period a year ago. The relatively low and stable interest rate environment during 2003 compared to declining interest rates during 2002 is the primary driver behind the favorable market value changes to the interest rate swaps. American Enterprise Life enters into pay-fixed, receive-variable interest rate swaps with IDS Life to protect the spread between yields earned on investments and interest rates credited to fixed annuity products. The interest rate swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133.

American Enterprise Life's increase in the effective income tax rate reflects pretax income of $56.7 million in 2003 compared to a pretax loss of $52.2 million in 2002.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC for certain annuities are amortized as a percentage of estimated gross profits or as a portion of product interest margins depending on the product's characteristics. DAC for other annuities are amortized using the interest method.

For American Enterprise Life's annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS positive or negative in any particular period and is reflected in the period in which such changes are made. As a result of these reviews, American Enterprise Life took actions in both 2004 and 2003 that impacted DAC balance and expenses.

In the third quarter 2004, these actions resulted in a net $1.1 million DAC amortization expense reduction reflecting higher than previously assumed interest rate spreads and lower than previously assumed mortality rates on variable annuity products.

In the third quarter 2003, American Enterprise Life improved its modeling of certain variable annuity contract revenues and unlocked estimated gross profits retrospectively to reflect actual interest margins and death and other benefits. American Enterprise Life also adjusted its assumptions to reflect lower than previously assumed spreads on fixed account values and adjusted the near-term rate and period used in projecting growth in customer asset values on variable annuities. These actions resulted in a $3.2 million reduction in DAC amortization expense.

DAC of $299.7 million and $296.7 million related to annuities was included in American Enterprise Life's consolidated balance sheet at December 31, 2004 and 2003, respectively. In addition to the DAC balances shown above and in conjunction with American Enterprise Life's adoption of SOP 03-1, sales inducement costs previously included in DAC were reclassified from DAC and presented as a separate line item in the Consolidated Balance Sheets. Deferred sales inducement costs were $49.8 million and $49.2 million at December 31, 2004 and 2003, respectively. Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

CERTAIN CRITICAL ACCOUNTING POLICIES

American Enterprise Life's significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to investment securities valuation, deferred policy acquisition costs and liabilities for future policy benefits.

INVESTMENT SECURITIES VALUATION

Generally, investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in assets and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. At December 31, 2004, American Enterprise Life had net unrealized pretax gains on Available-for-Sale securities of $111.6 million. Gains and losses are recognized in results of operations upon disposition of the securities. Losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Approximately 90% of the investment portfolio classified as Available-for-Sale is determined by quoted market prices. As of December 31, 2004, there were $31.7 million in gross unrealized losses that related to $2.2 billion of securities, of which $534 million has been in a continuous unrealized loss position for 12 months or more. As part of American Enterprise Life's ongoing monitoring process, management has determined that substantially all of the gross unrealized losses on these securities are attributable to changes in interest rates. Additionally, American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none of these securities are other-than-temporarily impaired at December 31, 2004.

Included in American Enterprise Life's investment portfolio discussed above are structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds), which are not readily marketable. The carrying values of these structured investments are based on future cash flow projections that require managements judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change. The carrying value will vary if the actual cash flows differ from projected due to actual defaults or changes in estimated default or recovery rates. As an example, an increase in the near-term default rate by 100 basis points, in and of itself, would reduce the cash flow projections by approximately $5 million based on underlying investments as of December 31, 2004. The level of change in near-term default rates would have to be significantly higher than 100 basis points to cause a change in carrying value of American Enterprise Life's structured investments due to previously recognized impairment losses coupled with subsequent improvement in actual default rates.

See "Application of Recent Accounting Standards" section of Note 1 to the Consolidated Financial Statements for a discussion of Emerging Issues Task Force
(EITF) Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1)" which when finalized by the FASB may affect IDS Life's investment securities valuation policy.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new annuity business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC for certain annuities are amortized as a percentage of estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For American Enterprise Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality and morbidity levels, and policyholder behavior over periods extending well into the future. Projection periods used for American Enterprise Life's annuity business are typically 10 to 25 years. Management regularly monitors financial market conditions and actual policyholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and an increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For American Enterprise Life's annuity products, key assumptions underlying these long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates drive projected interest margins, while assumptions about rates credited to policy holder accounts and equity market performance drive projected customer asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance business during the DAC amortization period.

The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. American Enterprise Life uses a mean reversion method as a monthly guideline in setting near-term customer asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, American Enterprise Life will reassess the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. Management is currently assuming a 7 percent long-term customer asset value growth rate. If American Enterprise Life increased or decreased its assumption related to this growth rate by 100 basis points, the impact on the DAC amortization would be a decrease or increase of approximately $2 million pretax. Additionally, if American Enterprise Life extended or reduced the amortization periods one year for variable annuities to reflect changes in premium paying persistency and/or surrender assumptions, the impact on DAC amortization expense would be a decrease or increase of approximately $0.5 million. The amortization impact of extending or reducing the amortization period any additional years is not linear.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions discussed above. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. An assessment of sensitivity associated with changes in any single assumption would not necessarily be an indicator of future results.

LIABILITIES FOR FUTURE POLICY BENEFITS

FIXED ANNUITIES AND VARIABLE ANNUITY GUARANTEES

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum income benefit
(GMIB) and guaranteed minimum withdrawal benefit (GMWB) provisions.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

Effective January 1, 2004, liabilities for these variable annuity death and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See "Application of Recent Accounting Standards" section in Note 1 to the Consolidated Financial Statements regarding the impact of the adoption of SOP 03-1.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.1% at December 31, 2004.

VARIABLE LIFE INSURANCE

Liabilities for variable life insurance are equal to accumulation values which are the cumulative gross premiums, credited interest, and fund performance less withdrawals and mortality and expense risk charges.

LIQUIDITY AND CAPITAL RESOURCES

CAPITAL STRATEGY

The liquidity requirements of American Enterprise Life are generally met by funds provided by annuity sales, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investments capital contributions from IDS Life. The primary uses of funds are annuity benefits, commissions, other product-related acquisition and sales inducement costs, operating expenses, policy loans, dividends to IDS Life and investment purchases. American Enterprise Life routinely reviews its sources and uses of funds in order to meet its ongoing obligations.

FUNDING STRATEGY

American Enterprise Life, on a consolidated basis, has available lines of credit with AEFC aggregating $50 million. There were no line of credit borrowings outstanding with AEFC at December 31, 2004 and 2003. At December 31, 2004 American Enterprise Life had no outstanding reverse repurchase agreements. At December 31, 2003, American Enterprise Life had outstanding reverse repurchase agreements totaling $67.5 million. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

American Enterprise Life's total assets and liabilities increased in 2004 primarily due to higher separate account assets and liabilities, which increased as a result of market appreciation. Investments primarily include corporate debt and mortgage and other asset-backed securities. American Enterprise Life's corporate debt securities comprise a diverse portfolio with the largest concentrations, accounting for approximately 65 percent of the portfolio, in the following industries: banking and finance, utilities, and communications and media. Investments also include $0.4 billion and $0.5 billion of mortgage loans on real estate and other investments at December 31, 2004 and 2003, respectively. Investments are principally funded by sales of annuities and by reinvested income. Maturities of these investment securities are largely matched with the expected future payments of annuity obligations.

Investments include $0.5 billion and $0.5 billion of below investment grade securities (excluding net unrealized appreciation and depreciation) at December 31, 2004 and 2003, respectively. These investments represent 8 percent and 7 percent of American Enterprise Life's investment portfolio at December 31, 2004 and 2003, respectively.

Separate account assets represent funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders. These assets are generally carried at market value, and separate account liabilities are equal to separate account assets. American Enterprise Life earns fees from the related accounts.

CONTRACTUAL OBLIGATIONS

The contractual obligations identified in the table below include on balance sheet transactions that represent material expected or contractually committed future obligations of American Enterprise Life.



                                                PAYMENTS DUE BY YEAR
------------------------------------------------------------------------------------------------
                                                                                      2010
(MILLIONS)                  TOTAL           2005      2006-2007      2008-2009  AND THEREAFTER
------------------------------------------------------------------------------------------------
   Annuities(1)            $8,017           $730        $1,655         $1,618        $4,014
Total                      $8,017           $730        $1,655         $1,618        $4,014



(1) These scheduled payments are represented by reserves of $6.3 billion at December 31, 2004 and are based on interest credited, mortality, morbidity, lapse, surrender and premium payment assumptions. Actual payment obligations may differ if experience varies from these assumptions. Separate account liabilities have been excluded as associated contractual obligations would be met by separate account assets.

RETAINED INTEREST IN ASSETS TRANSFERRED TO UNCONSOLIDATED ENTITIES

During 2001, American Enterprise Life placed a majority of its rated CDO securities and related accrued interest, as well as a relatively minor amount of other liquid securities (collectively referred to as transferred assets), having an aggregate book value of $53.6 million, into a securitization trust. In return, American Enterprise Life received $7.1 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

$46.5 million. As of December 31, 2004, the retained interests had a carrying value of $41.8 million, of which $31.0 million is considered investment grade. American Enterprise Life has no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

CONTINGENT LIQUIDITY PLANNING

AEFC has developed a contingent funding plan that enables American Enterprise Life to meet daily customer obligations during periods in which its customers elect to withdraw funds from their annuity contracts. This plan is designed to ensure that American Enterprise Life could meet these customer withdrawals by selling or obtaining financing, through reverse repurchase agreements, of portions of its investment securities portfolio.

RISK MANAGEMENT

American Enterprise Life through its Board of Directors' investment committees or staff functions, review models projecting different interest rate scenarios, risk/return measures, and their effect on profitability. They also review the distribution of assets in the portfolio by type and credit risk sector. The objective is to structure the investments security portfolio based upon the type and expected behavior or products in the liability portfolio to meet contractual obligations and achieve targeted levels of profitability within defined risk parameters.

American Enterprise Life has developed an asset/liability management approach with separate investment objectives to support specific product liabilities, such as insurance and annuity. As part of this approach, American Enterprise Life develops specific investment guidelines outlining the minimum required investment return and liquidity requirements to support future benefit payments under its insurance and annuity obligations. These same objectives must be consistent with management's overall investment objectives for the general account investment portfolio.

American Enterprise Life's owned investment securities are primarily invested in long-term and intermediate-term fixed maturity securities to provide clients with a competitive rate of return on their investments while controlling risk. Investment in fixed maturity securities is designed to provide American Enterprise Life with a targeted margin between the yield earned on investments and the interest rate credited to clients' accounts. American Enterprise Life does not trade in securities to generate short-term profits for its own account.

As part of American Enterprise Life's investment process, management, with the assistance of its investment advisors, conducts a quarterly review of investment performance. The review process conducted by American Enterprise Life's Investment Committee involves the review of certain invested assets which the committee evaluates to determine whether or not any investments are other than temporarily impaired and/or which specific interest earning investments should be put on an interest non-accrual basis.

INTEREST RATE RISK

At American Enterprise Life, interest rate exposures arise primarily within the fixed account portion of its annuity products. Rates credited to customers' accounts generally reset at shorter intervals than the yield on underlying investments. Therefore, American Enterprise Life's interest spread margins are affected by changes in the general level of interest rates. The extent to which the level of interest rates affects spread margins is managed primarily by a combination of modifying the maturity structure of the investment portfolio and entering into swaps or other derivative instruments that effectively lengthen the rate reset interval on customer liabilities. American Enterprise Life has entered into interest rate swaps and floors with notional amounts totaling $2 billion economically hedge the impact of increasing interest rates on forecasted fixed annuity sales. The interest rate swaps and floors are exclusively held with IDS Life.

The negative effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models, to the book as of December 31, 2004 and December 31, 2003 would be approximately $0.8 million and $3.6 million, respectively.

EQUITY MARKET RISK

American Enterprise Life has an exposure to the general level of equity markets due to the fact that American Enterprise Life earns fees from variable annuity and variable life insurance products. The amount of such fees is generally based on the value of the portfolios, and thus is subject to fluctuation with the general level of equity market values. To reduce the sensitivity of American Enterprise Life's fee revenues to the general performance of equity markets, American Enterprise Life has from time to time entered into various combinations of financial instruments that mitigate the negative effect on fees that would result from a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10 percent decline in equity markets would be approximately $2.6 million and $1.5 million based on annuity business inforce as of December 31, 2004 and 2003, respectively.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

IMPACT OF MARKET-VOLATILITY ON RESULTS OF OPERATIONS

As discussed above, various aspects of American Enterprise Life's business are impacted by equity market levels and other market-based events. Several areas in particular involve DAC and deferred sales inducements, recognition of guaranteed minimum death benefits (GMDB) and certain other variable annuity benefits, mortality and expense risk and other fees and structured investments. The direction and magnitude of the changes in equity markets can increase or decrease amortization of DAC and deferred sales inducement benefits, incurred amounts under GMDB and other variable annuity benefit provisions and mortality and expense risk and other fees and correspondingly affect results of operations in any particular period. Similarly, the value of American Enterprise Life's structured investment portfolios is impacted by various market factors. Persistency of, or increases in, bond and loan default rates, among other factors, could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations.

FORWARD-LOOKING STATEMENTS

This report includes forward-looking statements, which are subject to risks and uncertainties. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "may," "should," "could," "would," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update or revise any forward-looking statements. Factors that could cause actual results to differ materially from these forward-looking statements include, but are not limited to: fluctuation in the equity and fixed income markets, which can affect the amount and types of investment products sold by American Enterprise Life, and other fees received based on the value of those assets; American Enterprise Life's ability to recover Deferred Policy Acquisition Costs (DAC), as well as the timing of such DAC amortization, in connection with the sale of annuity products; changes in assumptions relating to DAC, which could impact the amount of DAC amortization; the ability to improve investment performance in American Enterprise Life's businesses, including attracting and retaining high-quality personnel; the success, timeliness and financial impact, including costs, cost savings and other benefits including increased revenues, of reengineering initiatives being implemented or considered by American Enterprise Life, including cost management, structural and strategic measures such as vendor, process, facilities and operations consolidation, outsourcing (including, among others, technologies operations), relocating certain functions to lower-cost overseas locations, moving internal and external functions to the Internet to save costs, and planned staff reductions relating to certain of such reengineering actions; the ability to control and manage operating, infrastructure, advertising and promotion and other expenses as business expands or changes, including balancing the need for longer-term investment spending; the potential negative effect on American Enterprise Life's businesses and infrastructure, including information technology, of terrorist attacks, disasters or other catastrophic events in the future; American Enterprise Life's ability to develop and roll out new and attractive products to clients in a timely manner; successfully cross-selling annuity products and services to AEFC's customer base; fluctuations in interest rates, which impacts American Enterprise Life's spreads in the insurance and annuity businesses; credit trends and the rate of bankruptcies which can affect returns on American Enterprise Life's investment portfolios; lower than anticipated spreads in the insurance and annuity business; the types and the value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect American Enterprise Life against losses; negative changes in American Enterprise Life's credit ratings; increasing competition in all American Enterprise Life's annuity business, which could affect both American Enterprise Life's financial condition and results of operations; changes in laws or government regulations; outcomes associated with litigation and compliance and regulatory matters.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2004 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.


American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2004 and 2003, and for each of the three years in the period ended Dec. 31, 2004, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity as of Dec. 31, 2004 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of American Enterprise Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of American Enterprise Life Insurance Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of American Enterprise Life Insurance Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2004 American Enterprise Life Insurance Company adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

                                                   /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 18, 2005

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American Enterprise Life Insurance Company
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CONSOLIDATED BALANCE SHEETS

December 31, (Thousands, except share data)                                                             2004          2003

ASSETS
Investments: (Note 2)
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2004, $6,257,483; 2003, $6,539,561)            $6,368,833    $6,644,721
   Preferred and common stocks, at fair value (cost: 2004, $6,000; 2003, $6,000)                        6,246         6,191
Mortgage loans on real estate, at cost (less reserves: 2004, $6,862; 2003, $7,362)                    420,899       534,812
Other investments                                                                                       2,150         6,069
----------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                             6,798,128     7,191,793

Cash and cash equivalents                                                                              47,356         9,065
Amounts due from brokers                                                                                   71           161
Other accounts receivable                                                                               4,299         3,572
Accrued investment income                                                                              67,655        70,591
Deferred policy acquisition costs (Note 3)                                                            299,708       296,722
Deferred sales inducement costs (Note 4)                                                               49,822        49,244
Other assets                                                                                            3,530         6,335
Separate account assets                                                                             1,878,620     1,108,160
----------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                 $9,149,189    $8,735,643
============================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
   Future policy benefits:
   Fixed annuities                                                                                 $6,325,427    $6,645,315
   Variable annuity guarantees (Note 4)                                                                 5,505            --
Policy claims and other policyholders' funds                                                            4,150         3,100
Amounts due to brokers                                                                                  6,962        75,070
Deferred income taxes, net                                                                             34,984        11,618
Other liabilities                                                                                      41,826        68,701
Separate account liabilities                                                                        1,878,620     1,108,160
----------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                             8,297,474     7,911,964
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value; 100,000 shares authorized, 20,000 shares issued and outstanding       3,000         3,000
   Additional paid-in capital                                                                         591,872       591,872
   Retained earnings                                                                                  199,175       177,545
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  62,082        60,078
      Net unrealized derivative losses                                                                 (4,414)       (8,816)
----------------------------------------------------------------------------------------------------------------------------
         Total accumulated other comprehensive income                                                  57,668        51,262
----------------------------------------------------------------------------------------------------------------------------
            Total stockholder's equity                                                                851,715       823,679
----------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $9,149,189    $8,735,643
============================================================================================================================

See Notes to Consolidated Financial Statements.

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American Enterprise Life Insurance Company
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CONSOLIDATED STATEMENTS OF INCOME

Years ended December 31, (Thousands)                                                     2004           2003          2002

REVENUES

Net investment income                                                                 $376,487       $372,194      $292,067
Contractholder charges                                                                  11,211          7,528         6,505
Mortality and expense risk and other fees                                               24,801         13,749        12,452
Net realized gain on investments                                                         5,193         25,105             3
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                               417,692        418,576       311,027
----------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits for investment contracts                                       15,438          6,342         8,970
Interest credited on investment contracts                                              226,033        262,399       217,545
Amortization of deferred policy acquisition costs                                       60,836         38,392        44,228
Other insurance and operating expenses                                                  72,185         54,739        92,461
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                               374,492        361,872       363,204
----------------------------------------------------------------------------------------------------------------------------
Income (loss) before income tax provision (benefit) and accounting change               43,200         56,704       (52,177)
Income tax provision (benefit)                                                          18,008         19,075       (18,487)
----------------------------------------------------------------------------------------------------------------------------
Income (loss) before accounting change                                                  25,192         37,629       (33,690)
Cumulative effect of accounting change, net of tax benefit (Note 1)                     (3,562)            --            --
----------------------------------------------------------------------------------------------------------------------------
Net income (loss)                                                                     $ 21,630       $ 37,629     $ (33,690)
============================================================================================================================

See Notes to Consolidated Financial Statements.

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CONSOLIDATED STATEMENTS OF CASH FLOWS

Years ended December 31, (Thousands)                                                     2004           2003          2002

CASH FLOWS FROM OPERATING ACTIVITIES

Net income (loss)                                                                    $  21,630    $    37,629   $   (33,690)
Adjustments to reconcile net income (loss) to net cash provided by (used in)
operating activities:
   Change in other accounts receivable                                                    (727)        (1,988)          228
   Change in accrued investment income                                                   2,936        (14,143)      (11,026)
   Change in deferred policy acquisition costs, net                                     (5,027)       (60,608)      (60,120)
   Change in policy claims and other policyholder's funds                                1,050         (5,950)        6,764
   Deferred income tax provision (benefit)                                              21,835         15,420        (3,725)
   Change in other assets and liabilities, net                                         (18,785)       (16,338)       16,173
   Amortization of premium (accretion of discount), net                                 26,459         23,699           167
   Net realized gain on investments                                                     (5,193)       (25,105)           (3)
   Cumulative effect of accounting change, net of tax benefit (Note 1)                   3,562             --            --
----------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities                               47,740        (47,384)      (85,232)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                               341,077      3,365,402     1,092,923
   Maturities, sinking fund payments and calls                                         400,057        875,785       500,348
   Purchases                                                                          (480,031)    (5,678,854)   (3,409,718)
Other investments:
   Sales, maturities, sinking fund payments and calls                                  126,676         72,281        64,988
   Purchases                                                                            (9,338)       (25,287)       (4,391)
   Change in amounts due to and from brokers, net                                      (68,018)      (910,172)      801,659
----------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                              310,423     (2,300,845)     (954,191)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activities related to investment contracts:
   Considerations received                                                             202,999      1,733,030     2,052,002
   Interest credited to account values                                                 226,033        262,399       217,545
   Surrenders and other benefits                                                      (748,904)      (756,827)     (621,646)
Capital contribution                                                                        --             --       250,000
----------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                             (319,872)     1,238,602     1,897,901
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                                    38,291     (1,109,627)      858,478
Cash and cash equivalents at beginning of year                                           9,065      1,118,692       260,214
----------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                             $  47,356    $     9,065   $ 1,118,692
============================================================================================================================
Supplemental disclosures:
   Income taxes (refunded) paid                                                      $  (6,812)   $     3,266   $    12,761
   Interest on borrowings                                                            $     378    $       373   $        --

See Notes to Consolidated Financial Statements.

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CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                    Accumulated Other
                                                                        Additional    Comprehensive                   Total
                                                            Capital      Paid-in     Income (Loss),   Retained    Stockholder's
For the three years ended December 31, 2004 (Thousands)      Stock       Capital       Net of Tax     Earnings       Equity
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2001                                 $3,000       $341,872      $ (8,649)      $173,606      $509,829
Comprehensive income:
   Net loss                                                    --             --            --        (33,690)      (33,690)
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of ($23,026)
      and income tax provision of ($51,599)                    --             --        95,827             --        95,827
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net loss,
      net of income tax provision of ($2,471)                  --             --        (4,589)            --        (4,589)
   Reclassification adjustment for losses on derivatives
      included in net income, net of income tax benefit
      of $4,542                                                --             --         8,436             --         8,436
                                                                                                                    -------
   Total comprehensive income                                  --             --            --             --        65,984
Capital contribution                                           --        250,000            --             --       250,000
--------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                  3,000        591,872        91,025        139,916       825,813
Comprehensive income:
   Net income                                                  --             --            --         37,629        37,629
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of $10,104 and
      income tax benefit of $14,632                            --             --       (27,174)            --       (27,174)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in
      net income, net of income tax provision of ($9,157)      --             --       (17,006)            --       (17,006)
   Reclassification adjustment for losses on
      derivatives included in net income, net of
      income tax benefit of $2,378                             --             --         4,417             --         4,417
                                                                                                                    -------
   Total comprehensive loss                                    --             --            --             --        (2,134)
--------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2003                                  3,000        591,872        51,262        177,545       823,679
Comprehensive income:
   Net income                                                  --             --            --         21,630        21,630
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($838), deferred sales
      inducement costs of ($2,325) and income tax
      provision of ($2,998)                                    --             --         5,569             --         5,569
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of ($1,920)          --             --        (3,565)            --        (3,565)
   Reclassification adjustment for losses on derivatives
      included in net income, net of income tax benefit
      of $2,370                                                --             --         4,402             --         4,402
                                                                                                                    -------
   Total comprehensive income                                  --             --            --             --        28,036
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2004                                 $3,000       $591,872      $ 57,668       $199,175      $851,715
================================================================================================================================

See Notes to Consolidated Financial Statements.

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5

American Enterprise Life Insurance Company
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Notes To Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company is a stock life insurance company organized under the laws of the State of Indiana. American Enterprise Life Insurance Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), a Minnesota Corporation. IDS Life is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. American Enterprise Life Insurance Company provides financial institution clients American Express branded financial products and wholesaling services to support its retail insurance and annuity operations. American Enterprise Life underwrites fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers, in all states except New York and New Hampshire. Effective in December 2004, American Enterprise Life Insurance Company received a Certificate of Authority to transact business in the State of New Hampshire. American Enterprise Life Insurance Company also owns American Enterprise REO 1, LLC which holds real estate investments. American Enterprise Life Insurance Company and its subsidiary are referred to collectively as "American Enterprise Life" in these Consolidated Financial Statements and notes thereto.

American Enterprise Life's principal products are deferred annuities which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. American Enterprise Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, American Enterprise Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index.

Under American Enterprise Life's fixed and variable annuity products described above, the purchaser may choose among investment options that include American Enterprise Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of presentation

The accompanying Consolidated Financial Statements include the accounts of American Enterprise Life and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance as included in Note 6. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

American Enterprise Life consolidates all entities, in which it holds a greater than 50 percent voting interest. Entities in which American Enterprise Life holds a greater than 20 percent but less than 50 percent voting interest are accounted for under the equity method. All other investments are accounted for under the cost method unless American Enterprise Life determines that it exercises significant influence over the entity by means other than voting rights, in which case, these entities are either accounted for under the equity method or are consolidated, as appropriate.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing American Enterprise Life's collateralized debt obligations (CDOs) described in Note 2.

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6

American Enterprise Life Insurance Company
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Revenues

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Contractholder charges

Contractholder charges include administrative charges and surrender charges on annuities and are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees and administration fees, which are generated directly and indirectly from American Enterprise Life's separate account assets. American Enterprise Life's mortality and expense risk and other fees are generally computed as a contractual rate generally based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Balance Sheet

Investments

Available for sale fixed maturity and equity securities

Available-for-Sale investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in asset balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include significant issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Other than temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change.

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Enterprise Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Other investments

Other investments principally include real estate, which is carried at amortized costs, which approximates estimated fair values.

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7

American Enterprise Life Insurance Company
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Cash and cash equivalents

American Enterprise Life has defined cash equivalents to include other highly liquid investments with original maturities of 90 days or less.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new annuity business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC for certain annuities are amortized as a percentage of estimated gross profits or as a portion of product interest margins depending on the products characteristics.

For American Enterprise Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality and morbidity levels, and policyholder behavior over periods extending well into the future. Projection periods used for American Enterprise Life's annuity business are typically 10 to 25 years. Management regularly monitors financial market conditions and actual policyholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and an increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

Deferred sales inducement costs

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

Separate account assets and liabilities

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders. American Enterprise Life receives fund administrative fees, mortality and expense risk fees, and minimum death benefit guarantee fees from the related accounts. American Enterprise Life's major source of revenue from variable annuities it sells are mortality and expense risk and other fees. In the fourth quarter of 2003, AEFC replaced IDS Life Insurance Company as the investment manager and assumed these duties for the mutual funds and retained IDS Life and its non-New York subsidiaries to provide underlying administrative services. Concurrent with the investment manager change, American Enterprise Life entered into an agreement with AEFC to receive fees for the services, other than investment management, that American Enterprise Life continues to provide the underlying proprietary mutual funds. American Enterprise Life's administrative service fees will vary with the market values of these proprietary mutual funds.

American Enterprise Life provides contractual mortality assurances to variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Enterprise Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Enterprise Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

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8

American Enterprise Life Insurance Company
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Derivative financial instruments and hedging activities

SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, (SFAS 133) establishes accounting and reporting requirements for derivative financial instruments, including hedging activities. SFAS 133 requires that all derivatives are recognized on balance sheet at fair value as either assets or liabilities in American Enterprise Life's Consolidated Balance Sheets. The fair value of American Enterprise Life's derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. American Enterprise Life reports its derivative assets and liabilities in other assets and other liabilities, respectively. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. American Enterprise Life may, from time to time, have economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS 133.

Liabilities for future policy benefits

Fixed annuities and variable annuity guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum income benefit
(GMIB) and guaranteed minimum withdrawal benefit (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death and GMIB benefits have been established under the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See "Application of Recent Accounting Standards" section below for further discussion regarding the impact of the adoption of SOP 03-1.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.1% at December 31, 2004.

Income taxes

American Enterprise Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Enterprise Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Application of recent accounting standards

In June 2004, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1), raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on American Enterprise Life's consolidated financial condition or results of operations. See Note 4 and below for further discussion of SOP 03-1.

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9

American Enterprise Life Insurance Company
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In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing deferred policy acquisition costs (DAC) and any deferred sales inducement costs associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced first quarter of 2004 results by $3.6 million ($5.5 million pretax). The cumulative effect of accounting change related to establishing additional liabilities for certain variable annuity guaranteed benefits ($3.4 million) and from considering these liabilities in valuing. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 which include the establishment of these additional liabilities were $7.6 million (of which $3.4 million was part of the adoption change discussed above) as compared to amounts expensed in 2003 and 2002 of $2.9 million and $6.4 million, respectively. American Enterprise Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on American Enterprise Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS 133. The adoption of this Statement did not have a material impact on American Enterprise Life's financial statements.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. FIN 46 was effective for American Enterprise Life as of December 31, 2003. FIN 46 does not impact the accounting for qualifying special purpose entities as defined by Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," such as American Enterprise Life's CDO-related securitization trust established in 2001. That trust contains a majority of American Enterprise Life's rated CDOs whose retained interest in the trust had a carrying value of $41.1 million at December 31, 2003, of which $30.3 million is considered investment grade. Additionally, there were no other impacts on the financial statements as of December 31, 2003.

In November 2003, the FASB ratified a consensus on the disclosure provisions of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). American Enterprise Life complied with the disclosure provisions of this rule in Note 1 to the Consolidated Financial Statements included in its Annual Report on Form 10-K for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments are other-than-temporary impaired. However, with the issuance of FSP EITF 03-1-1, "Effective Date of Paragraphs 10-20 of EITF 03-1," on September 30, 2004, the provisions of the consensus relating to the measurement and recognition of other-than temporary impairments will be deferred pending further clarification from the FASB. The remaining provisions of this rule, which primarily relate to disclosure requirements, are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115 and other cost method investments. American Enterprise Life will evaluate the potential impact of EITF 03-1 after the FASB completes its reassessment.

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10

American Enterprise Life Insurance Company
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2. INVESTMENTS

Available for Sale Investments

Investments classified as Available-for-Sale at December 31, 2004 are distributed by type as presented below:

                                                                                          December 31, 2004
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross          Gross
                                                                                     Unrealized     Unrealized       Fair
(Thousands)                                                                Cost         Gains         Losses         Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities                         $2,719,323      $ 31,234       $(11,301)   $2,739,256
   Corporate debt securities                                           2,715,114        88,129         (9,854)    2,793,389
   Foreign corporate bonds and obligations                               638,653        22,603         (3,419)      657,837
   U.S. Government and agencies obligations                              102,245           310            (71)      102,484
   Structured investments(a)                                              47,968            --         (6,194)       41,774
   State and municipal obligations                                        30,239           302           (878)       29,663
   Foreign government bonds and obligations                                3,941           489             --         4,430
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                 6,257,483       143,067        (31,717)    6,368,833
Preferred and common stocks                                                6,000           246             --         6,246
----------------------------------------------------------------------------------------------------------------------------
   Total                                                              $6,263,483      $143,313       $(31,717)   $6,375,079
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

Investments classified as Available-for-Sale at December 31, 2003 are distributed by type as presented below:

                                                                                          December 31, 2003
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross          Gross
                                                                                     Unrealized     Unrealized       Fair
(Thousands)                                                                Cost         Gains         Losses         Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities                         $3,066,446      $ 37,207       $(22,106)   $3,081,547
   Corporate debt securities                                           2,731,449        98,784        (18,067)    2,812,166
   Foreign corporate bonds and obligations                               570,645        23,247         (6,055)      587,837
   U.S. Government and agencies obligations                               87,614           741            (19)       88,336
   Structured investments(a)                                              49,232            --         (8,106)       41,126
   State and municipal obligations                                        30,238           322         (1,062)       29,498
   Foreign government bonds and obligations                                3,937           274             --         4,211
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                 6,539,561       160,575        (55,415)    6,644,721
Preferred and common stocks                                                6,000           191             --         6,191
----------------------------------------------------------------------------------------------------------------------------
   Total                                                              $6,545,561      $160,766       $(55,415)   $6,650,912
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

The following table provides information about Available-for-Sale investments with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(Thousands)                                                 Less than 12 months     12 months or more             Total
-----------------------------------------------------------------------------------------------------------------------------
                                                           Fair      Unrealized   Fair       Unrealized   Fair     Unrealized
Description of securities                                  Value       Losses     Value        Losses     Value      Losses
-----------------------------------------------------------------------------------------------------------------------------
Mortgage and other asset-backed securities             $  963,075    $ (5,848)  $151,475    $ (5,453) $1,114,550   $(11,301)
Corporate debt securities                                 489,190      (3,892)   214,895      (5,962)    704,085     (9,854)
Foreign corporate bonds and obligations                   120,722      (1,157)   103,192      (2,262)    223,914     (3,419)
U.S. Government and agencies obligations                   71,002         (56)       533         (15)     71,535        (71)
Structured investments                                         --          --     41,774      (6,194)     41,774     (6,194)
State and municipal obligations                                --          --     22,126        (878)     22,126       (878)
-----------------------------------------------------------------------------------------------------------------------------
   Total                                               $1,643,989    $(10,953)  $533,995    $(20,764) $2,177,984   $(31,717)
-----------------------------------------------------------------------------------------------------------------------------

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American Enterprise Life Insurance Company
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In evaluating potential other-than-temporary impairments, American Enterprise Life considers the extent to which amortized costs exceeds fair value and the duration and size of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to cost as of December 31, 2004:

(Millions, except
number of securities)         Less than 12 months                  12 months or more                         Total
-------------------------------------------------------------------------------------------------------------------------------
                                               Gross                              Gross                               Gross
Ratio of Fair Value    Number of             Unrealized   Number of             Unrealized    Number of             Unrealized
to Amortized Cost      Securities Fair Value   Losses     Securities Fair Value   Losses      Securities Fair Value   Losses
-------------------------------------------------------------------------------------------------------------------------------
95% - 100%                176      $1,644      $(11)           58       $473       $(14)         234       $2,117      $(25)
90% - 95%                  --          --        --             1         19         (1)           1           19        (1)
80% - 90%                  --          --        --             2         42         (6)           2           42        (6)
Less than 80%              --          --        --            --         --         --           --           --        --
-------------------------------------------------------------------------------------------------------------------------------
   Total                  176      $1,644      $(11)           61       $534       $(21)         237       $2,178      $(32)
-------------------------------------------------------------------------------------------------------------------------------

Substantially all of the gross unrealized losses on the securities are attributable to changes in interest rates. Credit spreads and specific credit events associated with individual issuers can also cause unrealized losses although these impacts are not significant as of December 31, 2004. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 99% ratio of fair value to cost for all securities with an unrealized loss. The holding with the largest unrealized loss relates to the retained interest in a CDO securitization trust which accounts for all of the unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 80-90% category. With regard to this security, American Enterprise Life estimates future cash flows through maturity (2014) on a quarterly basis using judgment as to the amount and timing of cash payments and defaults and recovery rates of the underlying investments. These cash flows support full recovery of American Enterprise Life's carrying value related to the retained interest in the CDO securitization trust as of December 31, 2004. All of the unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 80-90% category primarily relates to a foreign government bond obligation for which American Enterprise Life expects that all contractual principal and interest will be received. The unrealized losses in the other categories are not concentrated in any individual industries or with any individual securities.

American Enterprise Life monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding American Enterprise Life's policy for determining when an investment's decline in value is other-than-temporary. Additionally, American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2004.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately.

The following is a distribution of investments classified as Available-for-Sale by maturity at December 31, 2004:

                                                                                                    Amortized       Fair
(Thousands)                                                                                            Cost         Value
----------------------------------------------------------------------------------------------------------------------------
Due within 1 year                                                                                  $  161,971    $  165,007
Due after 1 through 5 years                                                                           866,473       893,440
Due after 5 through 10 years                                                                        2,289,375     2,356,475
Due after 10 years                                                                                    172,373       172,881
----------------------------------------------------------------------------------------------------------------------------
                                                                                                    3,490,192     3,587,803
Mortgage and other asset-backed securities                                                          2,719,323     2,739,256
Structured investments                                                                                 47,968        41,774
Preferred and common stocks                                                                             6,000         6,246
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                              $6,263,483    $6,375,079
----------------------------------------------------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

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American Enterprise Life Insurance Company
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At December 31, 2004 and 2003, fixed maturity securities comprised approximately 94 and 92 percent of American Enterprise Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $139.3 million and $132.6 million of securities at December 31, 2004 and 2003, which are rated by American Enterprise Life's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities (excluding net unrealized appreciation and depreciation) are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary, by rating on December 31, is as follows:

Rating                                                                                                    2004          2003
----------------------------------------------------------------------------------------------------------------------------
AAA                                                                                                        47%           50%
AA                                                                                                          2             2
A                                                                                                          19            18
BBB                                                                                                        24            23
Below investment grade                                                                                      8             7
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  100%          100%
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, approximately 63 percent and 92 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Sales                                                                                 $341,077     $3,365,402    $1,092,923
Maturities, sinking fund payments and calls                                           $400,057     $  875,785    $  500,348
Purchases                                                                             $480,031     $5,678,854    $3,409,718
----------------------------------------------------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale as noted in the following table for years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                                        $ 9,464       $ 65,739      $ 38,205
Gross realized losses from sales                                                       $(3,980)      $(30,254)     $(17,579)
Other-than-temporary impairments                                                       $    --       $ (9,323)     $(14,558)
----------------------------------------------------------------------------------------------------------------------------

As of December 31, 2004, American Enterprise Life's structured investments, which are classified as Available-for-Sale, include interests in CDOs. CDOs are investments backed by high-yield bonds or loans and are not readily marketable. American Enterprise Life invested in CDOs as part of its overall investment strategy in order to offer competitive rates to insurance and annuity contractholders.

During 2001 American Enterprise Life placed a majority of its rated CDO securities and related accrued interest (collectively referred to as transferred assets), having an aggregate book value of $53.6 million, into a securitization trust. In return, American Enterprise Life received $7.1 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46.5 million. As of December 31, 2004, the retained interests had a carrying value of $41.8 million, of which $31.0 million is considered investment grade and are accounted for in accordance with EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At December 31, 2004 and 2003, bonds carried at $4.2 million and $3.5 million, respectively, were on deposit with various states as required by law.

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13

American Enterprise Life Insurance Company
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Mortgage loans on real estate loans

Mortgage loans are first mortgages on real estate. American Enterprise Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2004 and 2003 was not material.

The following is a summary of mortgage loans on real estate loans at December
31:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                        $427,761      $542,174
Mortgage loans on real estate reserves                                                                 (6,862)       (7,362)
----------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                   $420,899      $534,812
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, American Enterprise Life's recorded investment in impaired mortgage loans on real estate was nil and $2.8 million, with a reserve of nil and $1.0 million, respectively. During 2004 and 2003, the average recorded investment in impaired mortgage loans on real estate was $1.5 million and $6.6 million, respectively. American Enterprise Life recognized $0.1 million, $0.2 million and $0.3 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2004, 2003 and 2002, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(Thousands)                                                                               2004           2003          2002
-----------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                     $ 7,362        $10,812       $ 5,067
Provision for mortgage loan losses                                                         661            281         6,079
Foreclosures, write-offs and other                                                      (1,161)        (3,731)         (334)
-----------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                   $ 6,862        $ 7,362       $10,812
-----------------------------------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                                             December 31, 2004           December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                              On Balance     Funding        On Balance   Funding
Region                                                                      Sheet     Commitments         Sheet   Commitments
-----------------------------------------------------------------------------------------------------------------------------
East North Central                                                        $ 81,737        $ --          $ 99,371     $1,000
West North Central                                                          74,452          --            88,961         --
South Atlantic                                                              96,011         240           118,183         --
Middle Atlantic                                                             51,082          --            75,056         --
New England                                                                 16,483          --            25,229         --
Pacific                                                                     20,073          --            24,607         --
West South Central                                                          24,585          --            25,724         --
East South Central                                                          10,112          --            10,696         --
Mountain                                                                    53,226          --            74,347         --
-----------------------------------------------------------------------------------------------------------------------------
                                                                           427,761         240           542,174      1,000
Less reserves for losses                                                    (6,862)         --            (7,362)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                  $420,899        $240          $534,812     $1,000
-----------------------------------------------------------------------------------------------------------------------------

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American Enterprise Life Insurance Company
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Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                                            December 31, 2004           December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                              On Balance     Funding        On Balance   Funding
 Property type                                                              Sheet     Commitments         Sheet   Commitments
-----------------------------------------------------------------------------------------------------------------------------
Department/retail stores                                                  $ 94,284        $ --          $139,417     $   --
Apartments                                                                  89,977          --           113,746         --
Office buildings                                                           154,259         240           169,904      1,000
Industrial buildings                                                        48,087          --            60,275         --
Hotels/motels                                                               25,802          --            33,091         --
Medical buildings                                                           10,890          --            18,694         --
Nursing/retirement homes                                                        --          --             2,413         --
Mixed use                                                                    4,462          --             4,634         --
-----------------------------------------------------------------------------------------------------------------------------
                                                                           427,761         240           542,174      1,000
Less reserves for losses                                                    (6,862)         --            (7,362)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                  $420,899        $240          $534,812     $1,000
-----------------------------------------------------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                            $328,164       $321,420      $239,084
Income on mortgage loans on real estate                                                 36,329         42,482        47,697
Other investments                                                                       12,236         11,600         8,874
----------------------------------------------------------------------------------------------------------------------------
                                                                                       376,729        375,502       295,655
Less investment expenses                                                                   242          3,308         3,588
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                              $376,487       $372,194      $292,067
----------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                        $5,484        $26,162       $ 6,068
Mortgage loans on real estate                                                             (288)        (1,082)       (6,076)
Other investments                                                                           (3)            25            11
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                                $5,193        $25,105        $    3
----------------------------------------------------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Balance, January 1,                                                                   $296,722       $226,010      $188,915
SOP 03-1 adoption impact                                                                 1,204             --            --
Capitalization of expenses                                                              76,378         99,000       104,349
Amortization                                                                           (60,836)       (38,392)      (44,228)
Change in unrealized investment (losses) gains                                         (13,760)        10,104       (23,026)
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31,                                                                 $299,708       $296,722      $226,010
----------------------------------------------------------------------------------------------------------------------------

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15

American Enterprise Life Insurance Company
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4. VARIABLE ANNUITY GUARANTEES AND SALES INDUCEMENT COSTS

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum income benefit
(GMIB) provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. American Enterprise Life has established additional liabilities for these variable annuity death and GMIB benefits under SOP 03-1. American Enterprise Life has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

In determining the additional liabilities for variable annuity death benefits and GMIB, American Enterprise Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which American Enterprise Life has established additional liabilities for death benefits and guaranteed minimum income benefits as of December 31:

------------------------------------------------------------------------------------------------------------------------------------
Variable Annuity GMDB and GMIB by Benefit Type
(Dollar amounts in millions)                                                                                 2004            2003
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium       Total Contract Value                           $1,205.8        $1,066.7
                                                          Contract Value in Separate Accounts            $  334.0        $  142.0
                                                          Net Amount at Risk*                            $    4.4        $    7.4
                                                          Weighted Average Attained Age                        64              66
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet        Total Contract Value                           $1,941.9        $1,467.7
                                                          Contract Value in Separate Accounts            $1,287.2        $  791.3
                                                          Net Amount at Risk*                            $   52.4        $   79.1
                                                          Weighted Average Attained Age                        64              62
------------------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                                 Total Contract Value                           $  305.5        $  244.6
                                                          Contract Value in Separate Accounts            $  236.3        $  169.2
                                                          Net Amount at Risk*                            $   11.7        $   20.3
                                                          Weighted Average Attained Age                        64              62
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                          Total Contract Value                           $  103.3        $   77.1
                                                          Contract Value in Separate Accounts            $   66.0        $   38.7
                                                          Net Amount at Risk*                            $    3.8        $    1.1
                                                          Weighted Average Attained Age                        64              63
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                       Total Contract Value                           $  579.5        $  349.9
                                                          Contract Value in Separate Accounts            $  497.6        $  263.0
                                                          Net Amount at Risk*                            $   11.9        $   23.0
                                                          Weighted Average Attained Age                        59              59
------------------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

------------------------------------------------------------------------------------------------------------------------------------
Additional Liabilities and Incurred Benefits                                                             GMDB & GGU           GMIB
------------------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004                      Liability balance at January 1                     $1.2            $2.2
                                                          Reported claims                                    $2.1             $--
                                                          Liability balance at December 31                   $2.5            $3.0
                                                          Incurred claims (reported + change in liability)   $3.4            $0.8
------------------------------------------------------------------------------------------------------------------------------------

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American Enterprise Life Insurance Company
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The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. American Enterprise Life capitalized $13.5 million and $21.9 million for the years ended December 31, 2004 and 2003, respectively. American Enterprise Life amortized $9.7 million and $7.2 million for the years ended December 31, 2004 and 2003, respectively.

5. INCOME TAXES

American Enterprise Life qualifies as a life insurance company for federal income tax purposes. As such, American Enterprise Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) included in the Consolidated Statements of Income for the years ended December 31 were as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                            $ (2,895)       $ 3,371      $(15,096)
   Deferred                                                                             21,835         15,420        (3,725)
----------------------------------------------------------------------------------------------------------------------------
                                                                                        18,940         18,791       (18,821)
State income taxes-current                                                                (932)           284           334
----------------------------------------------------------------------------------------------------------------------------
Income tax provision (benefit) before accounting change                                $18,008        $19,075      $(18,487)
----------------------------------------------------------------------------------------------------------------------------

A reconciliation of the expected federal income tax provision using the U.S. federal statutory rate of 35% to American Enterprise Life's actual income tax provision for the years ended December 31 were as follows:

(Thousands)                                                       2004                    2003                   2002
----------------------------------------------------------------------------------------------------------------------------
Combined tax at U.S. statutory rate                        $15,120    35.0%      $19,846      35.0%     $(18,262)    (35.0)%
Changes in taxes resulting from:
   Tax-preferred investments, including municipal bonds       (732)   (1.9)         (485)     (0.8)          (62)     (0.1)
   Tax-exempt element of dividend income
   State and local income taxes                               (605)   (1.6)          184       0.3           217       0.4
   All other                                                 4,225    11.2          (470)     (0.9)         (380)     (0.7)
----------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change              $18,008    42.7%      $19,075      33.6%     $(18,487)    (35.4)%
============================================================================================================================

Deferred income tax provision (benefit) results from differences between assets and liabilities measured for financial reporting and for income tax return purposes. The significant components of American Enterprise Life's deferred tax assets and liabilities as of December 31, 2004 and 2003 are reflected in the following table:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Policy reserves                                                                                   $112,410      $ 64,080
   Other investments                                                                                      894        41,543
   Other                                                                                                5,630           412
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                 118,934       106,035
----------------------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
   Deferred policy acquisition costs                                                                   86,547        90,050
   Deferred taxes related to net unrealized securities gains                                           36,682        27,603
   Other                                                                                               30,689            --
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                 153,918       117,653
----------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                                           $ 34,984      $ 11,618
----------------------------------------------------------------------------------------------------------------------------

American Enterprise Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Enterprise Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

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American Enterprise Life Insurance Company
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6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to American Enterprise Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. American Enterprise Life's statutory unassigned deficit aggregated $69.0 million and $99.1 million as of December 31, 2004 and 2003, respectively; therefore, any dividend or distribution in 2005 would require approval of the Department of Insurance of the State of Indiana.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Statutory net income (loss)                                                           $ 47,380       $  6,483     $ (85,113)
Statutory capital and surplus                                                          525,885        495,816       493,339

7. RELATED PARTY TRANSACTIONS

American Enterprise has no employees. Charges by IDS Life for use of joint facilities, technology support, marketing services and other services aggregated $64.9 million, $56.3 million, and $44.5 million for 2004, 2003 and 2002, respectively. Certain of these costs are included in DAC. Expenses allocated to American Enterprise Life may not be reflective of expenses that would have been incurred by American Enterprise Life on a stand-alone basis.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by American Enterprise Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, and, as discussed in "Separate account assets and liabilities" section of
Note 1 herein, AEFC receives management fees from these funds. American Enterprise Life continues to provide all fund management services, other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services American Enterprise Life provides. For the years ended December 31, 2004 and 2003 American Enterprise Life received under this arrangement, $1.1 million and $0.1 million, respectively.

Included in other liabilities at December 31, 2004 and 2003 are $6.3 million and $2.4 million, respectively, payable to AEFC for federal income taxes.

8. LINES OF CREDIT

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under these line of credit arrangements at December 31, 2004 and 2003.

9. DERIVATIVES FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

American Enterprise Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. American Enterprise Life does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. American Enterprise Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

From time to time American Enterprise Life enters into interest rate swaps, floors and caps to manage American Enterprise Life's interest rate risk. Specifically, American Enterprise Life uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($17.6 million) and ($42.7 million) at December 31, 2004 and 2003, respectively, and are included in other liabilities on the Consolidated Balance Sheets. The interest rate floors had carrying amounts of $1.7 million and $6.1 million at December 31, 2004 and 2003, respectively, and are included in other assets on the Consolidated Balance Sheets. American Enterprise Life incurred ($18.2 million) and ($11.6 million) in derivative losses in 2004 and 2003, respectively, which are included in other insurance and operating expenses on the Consolidated Statements of Income. The decrease in derivative losses in 2004 is primarily due to the impact that increasing interest rates had on the market value of American Enterprise Life's interest rate swaps. The derivatives expire at various dates through 2006.

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18

American Enterprise Life Insurance Company
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10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, deferred policy acquisition costs and deferred sales inducement costs are specifically excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2004 and 2003 and require management judgment. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of American Enterprise Life, therefore, cannot be estimated by aggregating the amounts presented. The following table discloses fair value information for financial instruments as of December 31:

                                                                                  2004                       2003
----------------------------------------------------------------------------------------------------------------------------
                                                                           Carrying       Fair       Carrying        Fair
(Thousands)                                                                  Value       Value         Value        Value
----------------------------------------------------------------------------------------------------------------------------
Financial Assets
Available-for-Sale and other investments                                 $6,377,229   $6,377,229    $6,656,981   $6,656,981
Mortgage loans on real estate, net                                       $  420,899   $  456,174    $  534,812   $  585,295
Separate account assets                                                  $1,878,620   $1,878,620    $1,108,160   $1,108,160
Other financial assets                                                   $  122,911   $  122,911    $   89,724   $   89,724

Financial Liabilities
Fixed annuities                                                          $6,302,362   $6,112,324    $6,623,247   $6,385,595
Separate account liabilities                                             $1,877,294   $1,809,392    $1,107,211   $1,064,419
Other financial liabilities                                              $   48,788   $   48,788    $  143,771   $  143,771
----------------------------------------------------------------------------------------------------------------------------

The following methods were used to estimate the fair values of financial assets and financial liabilities.

Financial Assets

Generally, investments are carried at fair value on the consolidated balance sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary. See Note 2 for carrying value and fair value information regarding investments.

The fair values of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans on collateral values.

Separate account assets are carried at fair value on the consolidated balance sheets.

Other financial assets for which carrying values approximate fair values, include cash and cash equivalents, other accounts receivable and accrued interest, derivative financial instruments and certain other assets. The carrying values approximate fair value due to the short term nature of these investments.

Financial Liabilities

The fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges and loans. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates. The fair value of these reserves excludes life insurance related elements of $23.1 million and $22.1 million at December 31, 2004 and 2003, respectively.

The fair values of separate account liabilities, after excluding life insurance-related elements of $1.3 million and $0.9 million at December 31, 2004 and 2003, respectively, are estimated as the accumulated value less applicable surrender charges.

Other financial liabilities for which carrying values approximate fair values include derivative financial instruments and certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

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19

American Enterprise Life Insurance Company
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11. COMMITMENTS AND CONTINGENCIES

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. American Enterprise Life Insurance Company has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

At December 31, 2004 and 2003, American Enterprise Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The IRS routinely examines American Enterprise Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years and in February of 2005 began the examinations of the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on American Enterprise Life's consolidated financial position as a result of these audits.

12. SUBSEQUENT EVENTS

On February 1, 2005, the American Express Company announced plans to pursue a tax-free spin-off of the common stock of the AEFC's unit through a special dividend to American Express common shareholders. The final transaction, which is subject to certain conditions including receipt of a favorable tax ruling and approval by American Express Company's Board of Directors, is expected to close in the third quarter of 2005.

Also, on February 1, 2005, A.M. Best placed American Enterprise Life's financial strength rating of "A+" under review with negative implications, Moody's affirmed American Enterprise Life's financial strength rating at "Aa3" and Fitch lowered American Enterprise Life's financial strength rating to "AA-" and placed them on "Rating Watch Negative" following American Express Company's announcement that it intends to spin-off its full ownership of AEFC, the holding company for American Enterprise Life. In connection with the spin-off, American Express Company intends to provide additional capital to American Enterprise Life to confirm its current financial strength ratings.

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20

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts                              p.  3


Rating Agencies                                          p.  4


Principal Underwriter                                    p.  4


Independent Registered Public Accounting Firm            p.  4


Condensed Financial Information (Unaudited)              p.  5

Financial Statements

         AMERICAN EXPRESS GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437



45211 H (4/05)

PROSPECTUS


APRIL 29, 2005


AMERICAN EXPRESS

PINNACLE VARIABLE ANNUITY(R)

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437

           (Administrative Office)


           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT


NEW AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R) CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-  American Express(R) Variable Portfolio Funds

-  AIM Variable Insurance Funds

-  Fidelity(R) Variable Insurance Products - Service Class

-  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

-  MFS(R) Variable Insurance Trust(SM)

-  Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

American Enterprise Life offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                    3
THE CONTRACT IN BRIEF                                                        4
EXPENSE SUMMARY                                                              6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                 10
FINANCIAL STATEMENTS                                                        14
THE VARIABLE ACCOUNT AND THE FUNDS                                          14
THE GUARANTEE PERIOD ACCOUNTS (GPAs)                                        20
THE ONE-YEAR FIXED ACCOUNT                                                  22
BUYING YOUR CONTRACT                                                        22
CHARGES                                                                     24
VALUING YOUR INVESTMENT                                                     27
MAKING THE MOST OF YOUR CONTRACT                                            29
WITHDRAWALS                                                                 34
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                        34
CHANGING OWNERSHIP                                                          35
BENEFITS IN CASE OF DEATH                                                   35
OPTIONAL BENEFITS                                                           37
THE ANNUITY PAYOUT PERIOD                                                   41
TAXES                                                                       43
VOTING RIGHTS                                                               45
SUBSTITUTION OF INVESTMENTS                                                 46
ABOUT THE SERVICE PROVIDERS                                                 46
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                       48
ADDITIONAL INFORMATION                                                      55
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                               55
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
  FINANCIAL INFORMATION                                                     56
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                                       76



CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of American Express Financial Corporation (AEFC). AEFC is the parent company of IDS Life Insurance Company (IDS Life). IDS Life is the parent company of American Enterprise Life Insurance Company (AEL). AEL issues the variable annuity contract described in the prospectus.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of AEL.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates declared for Guarantee Periods we declare when you allocate purchase payments or transfer contract value to a GPA. Withdrawals and transfers from a GPA done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal. The GPAs may not be available in some states.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-    Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our administrative office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our administrative office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). It may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans including IRAs and TSAs to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our administrative office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 14)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 20 and p. 22)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. Some states have time limitations for making additional payments. (p. 22)


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

MINIMUM ADDITIONAL PURCHASE PAYMENTS
     $50 for Systematic Investment Plans (SIPs).
     $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS*
     $1,000,000 for issue ages through 85.
     $100,000 for issue ages 86 to 90.

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 30)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (p. 34)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 35)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 35)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 37)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 41)

TAXES: Generally, income earned on your contract value grows tax deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 43)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. We may also be required to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES: We assess certain charges in connection with your contract (p. 24):


-    $30 annual contract administrative charge(1);

- 0.15% variable account administrative charge (if you make allocations to one or more subaccounts);

- if you select Return of Purchase Payments (ROP) Death Benefit, a 1.00% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select Maximum Anniversary Value (MAV) Death Benefit(2), a 1.10% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select the Benefit Protector(SM) Death Benefit Rider(3) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector(SM) Plus Death Benefit Rider(3) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

-    withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and

-    the operating expenses of the funds in which the subaccounts invest.


(1) Some states limit the amount of the contract charge allocated to the one-year fixed account.


(2)  Available if you and the annuitant are 78 or younger at contract issue.

(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

                           YEARS FROM PURCHASE          WITHDRAWAL CHARGE
                             PAYMENT RECEIPT               PERCENTAGE
                                    1                          8%
                                    2                          8
                                    3                          7
                                    4                          6
                                    5                          5
                                    6                          4
                                    7                          2
                                    Thereafter                 0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average daily subaccount value)

The death benefit you select determines the fees you pay.

                                               ROP DEATH BENEFIT     MAV DEATH BENEFIT
VARIABLE ACCOUNT ADMINISTRATIVE CHARGE               0.15%                 0.15%
MORTALITY AND EXPENSE RISK FEE                       1.00                  1.10
TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES               1.15%                 1.25%

OTHER ANNUAL EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
(We will waive this charge when your contract value is $50,000 or more on
the current contract anniversary.)                                                $30

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE
(As a percentage of the contract value charged annually on the contract
anniversary.)                                                                    0.25%*

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE
(As a percentage of the contract value charged annually on the contract          0.40%*
anniversary.)

*    This fee apples only if you elect this optional feature.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                        MINIMUM         MAXIMUM
Total expenses before fee waivers and/or expense reimbursements           .67%           1.26%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                    GROSS TOTAL
                                                                 MANAGEMENT    12b-1     OTHER         ANNUAL
                                                                    FEES       FEES     EXPENSES      EXPENSES
AXP(R) Variable Portfolio - Cash Management Fund                    .51%        .13%      .05%       .69%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund                   .60         .13       .08        .81(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund          .64         .13       .09        .86(1)
AXP(R) Variable Portfolio - High Yield Bond Fund                    .62         .13       .07        .82(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund                   .65         .13       .07        .85(1)
AXP(R) Variable Portfolio - Managed Fund                            .59         .13       .06        .78(1)
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                  .53         .13       .06        .72(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund                .85         .13       .12       1.10(1)
AIM V.I. Capital Appreciation Fund, Series I Shares                 .61          --       .30        .91(2)
AIM V.I. Premier Equity Fund, Series I Shares                       .61          --       .30        .91(2)
Fidelity(R) VIP Balanced Portfolio Service Class                    .42         .10       .15        .67(3)
Fidelity(R) VIP Growth & Income Portfolio Service Class             .47         .10       .13        .70(3)
Fidelity(R) VIP Growth Portfolio Service Class                      .58         .10       .10        .78(3)
Fidelity(R) VIP Mid Cap Portfolio Service Class                     .57         .10       .14        .81(3)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2           .53         .25       .18        .96(4),(5)
FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2      .48         .25       .29       1.02(4),(5)
(previously FTVIPT Franklin Small Cap Fund - Class 2)
FTVIPT Mutual Shares Securities Fund - Class 2                      .60         .25       .15       1.00(4)
FTVIPT Templeton Foreign Securities Fund - Class 2                  .68         .25       .19       1.12(5)
MFS(R) Investors Trust Series - Initial Class                       .75          --       .11        .86(6)
MFS(R) New Discovery Series - Initial Class                         .90          --       .11       1.01(6)
MFS(R) Total Return Series - Initial Class                          .75          --       .08        .83(6)
MFS(R) Utilities Series - Initial Class                             .75          --       .14        .89(6)
Putnam VT Growth and Income Fund - Class IB Shares                  .48         .25       .06        .79(7)
Putnam VT Income Fund - Class IB Shares                             .60         .25       .10        .95(8)
Putnam VT International Equity Fund - Class IB Shares               .75         .25       .19       1.19(7)
Putnam VT Vista Fund - Class IB Shares                              .65         .25       .14       1.04(7)


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004.
(2) Figures shown in the table are for the year ended Dec. 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.
(3) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for Fidelity(R) VIP Growth Portfolio Service Class and 0.78% for Fidelity(R) VIP Mid Cap Portfolio Service Class. These offsets may be discontinued at any time.
(4) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The Fund's manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.03%) and 0.99% for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2, (0.04%) and 0.92% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and (0.05%) and 1.07% for FTVIPT Templeton Foreign Securities Fund - Class 2.
(6) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net expenses" would be lower for certain series and would equal: 0.85% for Investors Trust Series, 1.00% for New Discovery Series, 0.82% for Total Return Series and 0.88% for Utilities Series.
(7) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004.
(8) Reflects a contractual obligation to waive fees through Dec. 31, 2005, to the extent total expenses exceed 0.92% for Putnam VT Income Fund - Class IB Shares.

COMPENSATION DISCLOSURE

We and/or our affiliates may receive compensation when you allocate purchase payments or contract value to subaccounts which invest in the funds listed in the table above. The amount of this compensation varies by fund, may be significant and may create potential conflicts of interest. For example, the amount of compensation potentially available under a compensation arrangement may influence our decision on which funds to include or retain in the contract (see "The Variable Account and the Funds -- The Funds"). This compensation is in addition to revenues we receive from Contract Owner Transaction Expenses, Annual Variable Account Expenses and Other Annual Expenses we charge contract owners.

This compensation may be paid to us and/or our affiliates from various sources including:

- fund assets (but only for those funds with 12b-1 plans as disclosed in the table above. See the fund's prospectus for details about these plans. Because 12b-1 fees are paid out of fund assets on an on-going basis, contract owners who select subaccounts investing in funds that have adopted 12b-1 plans may pay more than contract owners who select subaccounts investing in funds that have not adopted 12b-1 plans);

-    assets of the fund's adviser, subadviser or an affiliate of either;

-    assets of the fund's distributor or an affiliate.

In accordance with applicable laws, regulations and the terms of the agreements under which such compensation is paid, we or our affiliates may receive this compensation for various purposes including:

- compensating, training and educating registered representatives who sell the contracts;

- activities or services we or our affiliates provide which assist in the promotion and distribution of the contracts including the funds available under the contracts;

- advertising, printing and mailing sales literature, printing and distributing prospectuses and reports;

- furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD);

- subaccounting, transaction processing, recordkeeping and administrative services.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. It assumes that you selected the MAV death benefit and the optional Benefit Protector Plus. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                    IF YOU DO NOT WITHDRAW YOUR CONTRACT
                         IF YOU WITHDRAW YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                   AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                   1 YEAR     3 YEARS    5 YEARS   10 YEARS        1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 $1,104.22   $1,630.64  $2,081.84  $3,324.70      $304.22    $930.64   $1,581.84  $3,324.70



MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you select the ROP death benefit and do not select any optional riders. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:



                                                                    IF YOU DO NOT WITHDRAW YOUR CONTRACT
                         IF YOU WITHDRAW YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                   AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                   1 YEAR     3 YEARS    5 YEARS   10 YEARS        1 YEAR    3 YEARS    5 YEARS  10 YEARS
                  $992.50    $1,295.42  $1,523.52  $2,214.38      $192.50    $595.42   $1,023.52  $2,214.38



* In these examples, the $30 contract administrative charge is approximated as a .058% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.07     $1.08     $1.08     $1.05     $1.01     $1.00
Accumulation unit value at end of period                                   $ 1.07     $1.07     $1.08     $1.08     $1.05     $1.01
Number of accumulation units outstanding at end of period (000 omitted)        64        72       161       284        --        --

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP(R)
  VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2004
  WERE 0.44% AND 0.44%, RESPECTIVELY.

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.20     $1.17     $1.12     $1.05     $1.01     $1.00
Accumulation unit value at end of period                                   $ 1.24     $1.20     $1.17     $1.12     $1.05     $1.01
Number of accumulation units outstanding at end of period (000 omitted)       127        31        32        24        --        --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.13     $0.81     $1.01     $1.00     $1.02     $1.00
Accumulation unit value at end of period                                   $ 1.32     $1.13     $0.81     $1.01     $1.00     $1.02
Number of accumulation units outstanding at end of period (000 omitted)        25        25        25        26        --        --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.10     $0.89     $0.96     $0.92     $1.03     $1.00
Accumulation unit value at end of period                                   $ 1.21     $1.10     $0.89     $0.96     $0.92     $1.03
Number of accumulation units outstanding at end of period (000 omitted)       157        81        96        40        --        --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.00        --        --        --        --        --
Accumulation unit value at end of period                                   $ 1.06        --        --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)     1,827        --        --        --        --        --

* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO
  AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (11/11/1999)
Accumulation unit value at beginning of period                             $ 0.94     $0.79     $0.92     $1.04     $1.08     $1.00
Accumulation unit value at end of period                                   $ 1.02     $0.94     $0.79     $0.92     $1.04     $1.08
Number of accumulation units outstanding at end of period (000 omitted)       122       122       135       173         1        --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/11/1999)
Accumulation unit value at beginning of period                             $ 0.81     $0.66     $0.85     $1.04     $1.15     $1.00
Accumulation unit value at end of period                                   $ 0.83     $0.81     $0.66     $0.85     $1.04     $1.15
Number of accumulation units outstanding at end of period (000 omitted)       268       294       339        58         9        --

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.27     $0.87     $1.06     $1.15     $1.11     $1.00
Accumulation unit value at end of period                                   $ 1.49     $1.27     $0.87     $1.06     $1.15     $1.11
Number of accumulation units outstanding at end of period (000 omitted)        20        27        32        11        --        --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/11/1999)
Accumulation unit value at beginning of period                             $ 0.81     $0.63     $0.84     $1.11     $1.26     $1.00
Accumulation unit value at end of period                                   $ 0.85     $0.81     $0.63     $0.84     $1.11     $1.26
Number of accumulation units outstanding at end of period (000 omitted)       140       150       131        78        29        --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (11/11/1999)
Accumulation unit value at beginning of period                             $ 0.69     $0.56     $0.81     $0.94     $1.11     $1.00
Accumulation unit value at end of period                                   $ 0.72     $0.69     $0.56     $0.81     $0.94     $1.11
Number of accumulation units outstanding at end of period (000 omitted)       408       405       422       274        --        --

FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                             $ 0.98     $0.84     $0.93     $0.96     $1.02     $1.00
Accumulation unit value at end of period                                   $ 1.02     $0.98     $0.84     $0.93     $0.96     $1.02
Number of accumulation units outstanding at end of period (000 omitted)        55        65        68        59        --        --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                             $ 0.89     $0.72     $0.88     $0.98     $1.03     $1.00
Accumulation unit value at end of period                                   $ 0.93     $0.89     $0.72     $0.88     $0.98     $1.03
Number of accumulation units outstanding at end of period (000 omitted)       181       157       145        90         3        --


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                              $0.75     $0.57     $0.83     $1.02     $1.16     $1.00
Accumulation unit value at end of period                                    $0.77     $0.75     $0.57     $0.83     $1.02     $1.16
Number of accumulation units outstanding at end of period (000 omitted)       108       191       159       152       129        --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                              $1.90     $1.39     $1.56     $1.63     $1.24     $1.00
Accumulation unit value at end of period                                    $2.35     $1.90     $1.39     $1.56     $1.63     $1.24
Number of accumulation units outstanding at end of period (000 omitted)       250       268       298       202        11        --

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                              $1.70     $1.30     $1.45     $1.29     $1.04     $1.00
Accumulation unit value at end of period                                    $2.08     $1.70     $1.30     $1.45     $1.29     $1.04
Number of accumulation units outstanding at end of period (000 omitted)        --        --        --        --        --        --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/11/1999)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                              $0.97     $0.71     $1.01     $1.21     $1.43     $1.00
Accumulation unit value at end of period                                    $1.07     $0.97     $0.71     $1.01     $1.21     $1.43
Number of accumulation units outstanding at end of period (000 omitted)       481       495       546       261        21        --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                              $1.32     $1.07     $1.22     $1.16     $1.03     $1.00
Accumulation unit value at end of period                                    $1.47     $1.32     $1.07     $1.22     $1.16     $1.03
Number of accumulation units outstanding at end of period (000 omitted)       587       281       285        63         5        --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                              $0.95     $0.73     $0.90     $1.09     $1.13     $1.00
Accumulation unit value at end of period                                    $1.11     $0.95     $0.73     $0.90     $1.09     $1.13
Number of accumulation units outstanding at end of period (000 omitted)        97       102        89        29        12        --

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                              $0.81     $0.67     $0.86     $1.04     $1.05     $1.00
Accumulation unit value at end of period                                    $0.90     $0.81     $0.67     $0.86     $1.04     $1.05
Number of accumulation units outstanding at end of period (000 omitted)         2         2         2         9         8        --

MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                              $1.16     $0.88     $1.30     $1.38     $1.43     $1.00
Accumulation unit value at end of period                                    $1.22     $1.16     $0.88     $1.30     $1.38     $1.43
Number of accumulation units outstanding at end of period (000 omitted)        26        30        27        14        14        --

MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                              $1.22     $1.06     $1.14     $1.15     $1.00     $1.00
Accumulation unit value at end of period                                    $1.35     $1.22     $1.06     $1.14     $1.15     $1.00
Number of accumulation units outstanding at end of period (000 omitted)        51        46        45        36         6        --

MFS(R) UTILITIES SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                              $0.93     $0.69     $0.90     $1.21     $1.14     $1.00
Accumulation unit value at end of period                                    $1.19     $0.93     $0.69     $0.90     $1.21     $1.14
Number of accumulation units outstanding at end of period (000 omitted)        35        34        36        37         9        --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                              $0.96     $0.77     $0.96     $1.03     $0.97     $1.00
Accumulation unit value at end of period                                    $1.06     $0.96     $0.77     $0.96     $1.03     $0.97
Number of accumulation units outstanding at end of period (000 omitted)       323       363       405       320        59        --

PUTNAM VT INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                              $1.24     $1.20     $1.12     $1.06     $0.99     $1.00
Accumulation unit value at end of period                                    $1.28     $1.24     $1.20     $1.12     $1.06     $0.99
Number of accumulation units outstanding at end of period (000 omitted)        15        28        29        16        16        --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                              $0.93     $0.73     $0.90     $1.15     $1.29     $1.00
Accumulation unit value at end of period                                    $1.07     $0.93     $0.73     $0.90     $1.15     $1.29
Number of accumulation units outstanding at end of period (000 omitted)       127       179       219       173        30        --

PUTNAM VT VISTA FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                              $0.73     $0.56     $0.81     $1.23     $1.30     $1.00
Accumulation unit value at end of period                                    $0.86     $0.73     $0.56     $0.81     $1.23     $1.30
Number of accumulation units outstanding at end of period (000 omitted)       220       215       187       104        19        --


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/9/1999)
Accumulation unit value at beginning of period                             $ 1.07    $ 1.08    $ 1.08   $  1.05    $ 1.01     $1.00
Accumulation unit value at end of period                                   $ 1.06    $ 1.07    $ 1.08   $  1.08    $ 1.05     $1.01
Number of accumulation units outstanding at end of period (000 omitted)     1,454     1,720     2,516     2,250        --        --

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP(R)
  VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2004
  WERE 0.31% AND 0.31%, RESPECTIVELY.

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/9/1999)
Accumulation unit value at beginning of period                             $ 1.20    $ 1.16    $ 1.11   $  1.05    $ 1.01     $1.00
Accumulation unit value at end of period                                   $ 1.24    $ 1.20    $ 1.16   $  1.11    $ 1.05     $1.01
Number of accumulation units outstanding at end of period (000 omitted)       999       593       179        99        82        --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/9/1999)
Accumulation unit value at beginning of period                             $ 1.12    $ 0.81    $ 1.01   $  1.00    $ 1.02     $1.00
Accumulation unit value at end of period                                   $ 1.31    $ 1.12    $ 0.81   $  1.01    $ 1.00     $1.02
Number of accumulation units outstanding at end of period (000 omitted)     1,141       861       536       342       244        --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/9/1999)
Accumulation unit value at beginning of period                             $ 1.09    $ 0.88    $ 0.96   $  0.92    $ 1.03     $1.00
Accumulation unit value at end of period                                   $ 1.20    $ 1.09    $ 0.88   $  0.96    $ 0.92     $1.03
Number of accumulation units outstanding at end of period (000 omitted)     1,262     1,212     1,027       821       278        --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2000)
Accumulation unit value at beginning of period                             $ 0.66    $ 0.52    $ 0.67   $  0.83    $ 1.00        --
Accumulation unit value at end of period                                   $ 0.69    $ 0.66    $ 0.52   $  0.67    $ 0.83        --
Number of accumulation units outstanding at end of period (000 omitted)     1,250       172       141       217       104        --

* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO
  AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (11/9/1999)
Accumulation unit value at beginning of period                             $ 0.94    $ 0.79    $ 0.92   $  1.04    $ 1.08     $1.00
Accumulation unit value at end of period                                   $ 1.01    $ 0.94    $ 0.79   $  0.92    $ 1.04     $1.08
Number of accumulation units outstanding at end of period (000 omitted)       176       177       179       151         5        --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/9/1999)
Accumulation unit value at beginning of period                             $ 0.81    $ 0.66    $ 0.85   $  1.03    $ 1.15     $1.00
Accumulation unit value at end of period                                   $ 0.82    $ 0.81    $ 0.66   $  0.85    $ 1.03     $1.15
Number of accumulation units outstanding at end of period (000 omitted)     3,596     3,960     4,063     3,478     1,937        --

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/9/1999)
Accumulation unit value at beginning of period                             $ 1.26    $ 0.87    $ 1.06   $  1.14    $ 1.11     $1.00
Accumulation unit value at end of period                                   $ 1.48    $ 1.26    $ 0.87   $  1.06    $ 1.14     $1.11
Number of accumulation units outstanding at end of period (000 omitted)       445       419       366       276        85        --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/9/1999)
Accumulation unit value at beginning of period                             $ 0.80    $ 0.63    $ 0.84   $  1.11    $ 1.26     $1.00
Accumulation unit value at end of period                                   $ 0.85    $ 0.80    $ 0.63   $  0.84    $ 1.11     $1.26
Number of accumulation units outstanding at end of period (000 omitted)     3,428     3,393     3,148     3,345     1,103        --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (11/9/1999)
Accumulation unit value at beginning of period                             $ 0.69    $ 0.56    $ 0.81   $  0.94    $ 1.11     $1.00
Accumulation unit value at end of period                                   $ 0.72    $ 0.69    $ 0.56   $  0.81    $ 0.94     $1.11
Number of accumulation units outstanding at end of period (000 omitted)     8,269     9,036     9,970    10,352     4,769        --

FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                             $ 0.97    $ 0.84    $ 0.93   $  0.96    $ 1.02     $1.00
Accumulation unit value at end of period                                   $ 1.01    $ 0.97    $ 0.84   $  0.93    $ 0.96     $1.02
Number of accumulation units outstanding at end of period (000 omitted)       481       526       511       350        66        --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                             $ 0.88    $ 0.72    $ 0.88   $  0.98    $ 1.03     $1.00
Accumulation unit value at end of period                                   $ 0.92    $ 0.88    $ 0.72   $  0.88    $ 0.98     $1.03
Number of accumulation units outstanding at end of period (000 omitted)       441       436       435       425        85        --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                             $ 0.75    $ 0.57    $ 0.83   $  1.02    $ 1.16     $1.00
Accumulation unit value at end of period                                   $ 0.76    $ 0.75    $ 0.57   $  0.83    $ 1.02     $1.16
Number of accumulation units outstanding at end of period (000 omitted)       173       195       208       445       365        --


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2004      2003      2002      2001      2000      1999
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                             $ 1.90    $ 1.39    $ 1.56    $ 1.63    $ 1.24     $1.00
Accumulation unit value at end of period                                   $ 2.34    $ 1.90    $ 1.39    $ 1.56    $ 1.63     $1.24
Number of accumulation units outstanding at end of period (000 omitted)     1,897     1,802     1,810     1,254       206        --

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                             $ 1.69    $ 1.30    $ 1.45    $ 1.29    $ 1.04     $1.00
Accumulation unit value at end of period                                   $ 2.07    $ 1.69    $ 1.30    $ 1.45    $ 1.29     $1.04
Number of accumulation units outstanding at end of period (000 omitted)       516       219        47         2        --        --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/9/1999)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                             $ 0.96    $ 0.71    $ 1.01    $ 1.21    $ 1.43     $1.00
Accumulation unit value at end of period                                   $ 1.06    $ 0.96    $ 0.71    $ 1.01    $ 1.21     $1.43
Number of accumulation units outstanding at end of period (000 omitted)     5,177     4,918     4,574     2,844       855        --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                             $ 1.32    $ 1.06    $ 1.22    $ 1.16    $ 1.03     $1.00
Accumulation unit value at end of period                                   $ 1.46    $ 1.32    $ 1.06    $ 1.22    $ 1.16     $1.03
Number of accumulation units outstanding at end of period (000 omitted)     5,621     4,198     2,393       252        --        --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                             $ 0.95    $ 0.73    $ 0.90    $ 1.09    $ 1.13     $1.00
Accumulation unit value at end of period                                   $ 1.11    $ 0.95    $ 0.73    $ 0.90    $ 1.09     $1.13
Number of accumulation units outstanding at end of period (000 omitted)       400       371       296       145        16        --

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                             $ 0.81    $ 0.67    $ 0.86    $ 1.04    $ 1.05     $1.00
Accumulation unit value at end of period                                   $ 0.89    $ 0.81    $ 0.67    $ 0.86    $ 1.04     $1.05
Number of accumulation units outstanding at end of period (000 omitted)     1,582     1,661     1,578     1,377       295        --

MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                             $ 1.16    $ 0.88    $ 1.30    $ 1.38    $ 1.43     $1.00
Accumulation unit value at end of period                                   $ 1.22    $ 1.16    $ 0.88    $ 1.30    $ 1.38     $1.43
Number of accumulation units outstanding at end of period (000 omitted)        31        32        32        18        19        --

MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                             $ 1.22    $ 1.06    $ 1.13    $ 1.14    $ 1.00     $1.00
Accumulation unit value at end of period                                   $ 1.34    $ 1.22    $ 1.06    $ 1.13    $ 1.14     $1.00
Number of accumulation units outstanding at end of period (000 omitted)        88        89        74        77        25        --

MFS(R) UTILITIES SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                             $ 0.92    $ 0.69    $ 0.90    $ 1.20    $ 1.14     $1.00
Accumulation unit value at end of period                                   $ 1.19    $ 0.92    $ 0.69    $ 0.90    $ 1.20     $1.14
Number of accumulation units outstanding at end of period (000 omitted)     1,336     1,393     1,631     1,999     1,109        --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                             $ 0.96    $ 0.76    $ 0.95    $ 1.03    $ 0.97     $1.00
Accumulation unit value at end of period                                   $ 1.05    $ 0.96    $ 0.76    $ 0.95    $ 1.03     $0.97
Number of accumulation units outstanding at end of period (000 omitted)     1,596     1,635     1,583       963       146        --

PUTNAM VT INCOME FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                             $ 1.23    $ 1.19    $ 1.12    $ 1.06    $ 0.99     $1.00
Accumulation unit value at end of period                                   $ 1.27    $ 1.23    $ 1.19    $ 1.12    $ 1.06     $0.99
Number of accumulation units outstanding at end of period (000 omitted)        34        31        79        28         5        --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                             $ 0.93    $ 0.73    $ 0.90    $ 1.15    $ 1.29     $1.00
Accumulation unit value at end of period                                   $ 1.07    $ 0.93    $ 0.73    $ 0.90    $ 1.15     $1.29
Number of accumulation units outstanding at end of period (000 omitted)     4,648     4,797     4,994     4,731     2,474        --

PUTNAM VT VISTA FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                             $ 0.73    $ 0.55    $ 0.81    $ 1.23    $ 1.30     $1.00
Accumulation unit value at end of period                                   $ 0.85    $ 0.73    $ 0.55    $ 0.81    $ 1.23     $1.30
Number of accumulation units outstanding at end of period (000 omitted)     2,708     3,087     3,317     4,035     1,798        --


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.


THE VARIABLE ACCOUNT AND THE FUNDS


VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.


The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- FUND SELECTION: We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include compensation we and our affiliates may receive from a fund's investment adviser, subadviser, distributor or an affiliate. This compensation benefits us, our affiliates, and/or the selling firms that distribute this contract (see "About the Service Providers -- Principal Underwriter"). The amount of this compensation differs by fund and depending on the amount of average daily net assets invested in a particular fund, this compensation may be significant. For example, the compensation we receive from affiliates of funds other than the AXP(R) Variable Portfolio Funds currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. This compensation is in addition to revenues we receive from Contract Owner Transaction Expenses, Annual Variable Account Expenses and Other Annual Expenses we charge contract owners (see "Expense Summary").


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

- ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUES: Allocation of Purchase Payments and Contract Values: Purchase payments and contract values you allocate to subaccounts investing in any of the AXP(R) Variable Portfolio Funds are generally more profitable f or us and our affiliates. For example, we may receive compensation from our affiliates in connection with purchase payments and contract value you allocate to the AXP Variable Portfolio Funds that exceeds the range disclosed in the previous paragraph for funds our affiliates do not manage. This may influence recommendations your registered representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract values to a particular subaccount.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PAYMENTS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


FUND                                 INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash     Maximum current income consistent with liquidity and       American Express
Management Fund                      stability of principal. Invests primarily in money market  Financial Corporation
                                     instruments, such as marketable debt obligations issued    (AEFC)
                                     by corporations or the U.S. government or its agencies,
                                     bank certificates of deposit, bankers' acceptances,
                                     letters of credit, and commercial paper, including
                                     asset-backed commercial paper.

AXP(R) Variable Portfolio -          High level of current income while attempting to conserve  AEFC
Diversified Bond Fund                the value of the investment and continuing a high level
                                     of income for the longest period of time. Under normal
                                     market conditions, the Fund invests at least 80% of its
                                     net assets in bonds and other debt securities. At least
                                     50% of the Fund's net assets will be invested in
                                     securities like those included in the Lehman Brothers
                                     Aggregate Bond Index, which are investment grade and
                                     denominated in U.S. dollars. The Index includes
                                     securities issued by the U.S. government, corporate
                                     bonds, and mortgage- and asset-backed securities.
                                     Although the Fund emphasizes high- and medium-quality
                                     debt securities, it will assume some credit risk to
                                     achieve higher yield and/or capital appreciation by
                                     buying lower-quality bonds.

AXP(R) Variable Portfolio -          High level of current income and, as a secondary goal,     AEFC
Diversified Equity Income Fund       steady growth of capital. Under normal market conditions,
                                     the Fund invests at least 80% of its net assets in
                                     dividend-paying common and preferred stocks.

AXP(R) Variable Portfolio - High     High current income, with capital growth as a secondary    AEFC
Yield Bond Fund                      objective. Under normal market conditions, the Fund
                                     invests at least 80% of its net assets in high-yielding,
                                     high-risk corporate bonds (junk bonds) issued by U.S. and
                                     foreign companies and governments.

AXP(R) Variable Portfolio - Large    Capital appreciation. Under normal market conditions, the  AEFC
Cap Equity Fund                      Fund invests at least 80% of its net assets in equity
                                     securities of companies with market capitalization
(previously AXP(R) Variable          greater than $5 billion at the time of purchase.
Portfolio - Capital Resource Fund.
Also effective 7/9/2004, AXP(R)
Variable Portfolio - Blue Chip
Advantage Fund, merged into this
fund.)

AXP(R) Variable Portfolio - Managed  Maximum total investment return through a combination of   AEFC
Fund                                 capital growth and current income. Invests primarily in a
                                     combination of common and preferred stocks, bonds and
                                     other debt securities.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

FUND                                 INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - NEW      Long-term growth of capital. Invests primarily in common   AEFC
DIMENSIONS FUND(R)                   stocks showing potential for significant growth.

AXP(R) Variable Portfolio - Small    Long-term capital growth. Under normal market conditions,  AEFC, adviser;
Cap Advantage Fund                   at least 80% of the Fund's net assets are invested in      Kenwood Capital
                                     equity securities of companies with market capitalization  Management LLC,
                                     of up to $2 billion or that fall within the range of the   subadviser.
                                     Russell 2000(R) Index at the time of investment.

AIM V.I. Capital Appreciation Fund,  Growth of capital. Invests principally in common stocks    A I M Advisors, Inc.
Series I Shares                      of companies likely to benefit from new or innovative
                                     products, services or processes as well as those with
                                     above-average growth and excellent prospects for future
                                     growth. The fund can invest up to 25% of its total assets
                                     in foreign securities that involve risks not associated
                                     with investing solely in the United States.

AIM V.I. Premier Equity Fund,        Long-term growth of capital with income as a secondary     A I M Advisors, Inc.
Series I Shares                      objective. Invests normally at least 80% of its net
                                     assets, plus the amount of any borrowings for investment
                                     purposes, in equity securities including convertible
                                     securities. The fund may invest in preferred stocks and
                                     debt instruments that have prospects for growth of
                                     capital. The Fund may also invest up to 25% of its total
                                     assets in foreign securities.

Fidelity(R) VIP Balanced Portfolio   Seeks income and capital growth consistent with            Fidelity Management &
Service Class                        reasonable risk. Invests approximately 60% of assets in    Research Company
                                     stocks and other equity securities and the remainder in    (FMR), investment
                                     bonds and other debt securities, including lower-quality   manager; FMR U.K.,
                                     debt securities, when its outlook is neutral. Invests at   FMR Far East and
                                     least 25% of total assets in fixed-income senior           Fidelity Investments
                                     securities (including debt securities and preferred        Money Market
                                     stock). The fund invests in domestic and foreign issuers.  Management Inc.
                                                                                                (FIMM),
                                                                                                sub-investment
                                                                                                advisers.

Fidelity(R) VIP Growth & Income      Seeks high total return through a combination of current   FMR, investment
Portfolio Service Class              income and capital appreciation. Normally invests a        manager; FMR U.K.,
                                     majority of assets in common stocks with a focus on those  FMR Far East, that pay current dividends and show potential for capital  sub-investment
                                     appreciation. May invest in bonds, including               advisers.
                                     lower-quality debt securities, as well as stocks that are
                                     not currently paying dividends, but offer prospects for
                                     future income or capital appreciation. Invests in
                                     domestic and foreign issuers. The Fund invests in either
                                     "growth" stocks or "value" stocks or both.

Fidelity(R) VIP Growth Portfolio     Seeks to achieve capital appreciation. Normally invests    FMR, investment
Service Class                        primarily in common stocks. Invests in companies that it   manager; FMR U.K.,
                                     believes have above-average growth potential (stocks of    FMR Far East,
                                     these companies are often called "growth" stocks). The     sub-investment
                                     Fund invests in domestic and foreign issuers.              advisers.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

FUND                                 INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio    Long-term growth of capital. Allocates assets across       FMR, investment
Service Class                        different market sectors and maturities. Normally invests  manager; FMR U.K., primarily in common stocks. Normally invests at least 80%  FMR Far East,
                                     of assets in securities of companies with medium market    sub-investment
                                     capitalizations. May invest in companies with smaller or   advisers.
                                     larger market capitalizations. Invests in domestic and
                                     foreign issuers. The Fund invests in either "growth" or
                                     "value" common stocks or both.

FTVIPT Franklin Small Cap Value      Long-term total return. The Fund normally invests at       Franklin Advisory
Securities Fund - Class 2            least 80% of its net assets in investments of small        Services, LLC
                                     capitalization companies, and invests primarily to
                                     predominantly in equity securities. For this Fund,
                                     small-capitalization companies are those with market
                                     capitalization values not exceeding $2.5 billion, at the
                                     time of purchase.

FTVIPT Franklin Small- Mid Cap       Long-term capital growth. The Fund normally invests at     Franklin Advisers,
Growth Securities Fund - Class 2     least 80% of its net assets in investments of small        Inc.
                                     capitalization (small cap) and mid capitalization (mid
(previously FTVIPT Franklin Small    cap) companies. For this Fund, small-cap companies are
Cap Fund - Class 2)                  those with market capitalization values not exceeding
                                     $1.5 billion or the highest market capitalization value
                                     in the Russell 2000(R) Index, whichever is greater, at
                                     the time of purchase; and mid cap companies are companies
                                     with market capitalization values not exceeding $8.5
                                     billion at the time of purchase.

FTVIPT Mutual Shares Securities      Capital appreciation, with income as a secondary goal.     Franklin Mutual
Fund - Class 2                       The Fund normally invests mainly in U.S. equity            Advisers, LLC
                                     securities and substantially in undervalued stocks, risk
                                     arbitrage securities and distressed companies.

FTVIPT Templeton Foreign Securities  Long-term capital growth. The Fund normally invests at     Templeton Investment
Fund - Class 2                       least 80% of its net assets in investments of issuers      Counsel, LLC
                                     located outside the U.S., including those in emerging
                                     markets.

MFS(R) Investors Trust Series -      Long-term growth of capital with a secondary objective to  MFS Investment
Initial Class                        seek reasonable current income. Invests primarily in       Management(R)
                                     common stocks and related securities, such as preferred
                                     stocks, convertible securities and depository receipts
                                     for those securities.

MFS(R) New Discovery Series -        Capital appreciation. Invests in at least 65% of its net   MFS Investment
Initial Class                        assets in equity securities of emerging growth companies.  Management(R)

MFS(R) Total Return Series -         Above-average income consistent with the prudent           MFS Investment
Initial Class                        employment of capital, with growth of capital and income   Management(R)
                                     as a secondary objective. Invests primarily in a
                                     combination of equity and fixed income securities.

MFS(R) Utilities Series - Initial    Capital growth and current income. Invests primarily in    MFS Investment
Class                                equity and debt securities of domestic and foreign         Management(R)
                                     companies in the utilities industry.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

FUND                                 INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -   Capital growth and current income. The fund pursues its    Putnam Investment
Class IB Shares                      goal by investing mainly in common stocks of U.S.          Management, LLC
                                     companies, with a focus on value stocks that offer the
                                     potential for capital growth, current income or both.

Putnam VT Income Fund - Class IB     High current income consistent with what Putnam            Putnam Investment
Shares                               Investment Management, LLC believes to be prudent risk.    Management, LLC
                                     The fund pursues its goal by investing mainly in bonds
                                     that (i) are obligations of corporations and governments
                                     worldwide denominated in U.S. dollars, (ii) are either
                                     investment-grade or below investment-grade (junk bonds)
                                     and (iii) have intermediate to long-term maturities
                                     (three years or longer).

Putnam VT International Equity Fund  Capital appreciation. The fund pursues its goal by         Putnam Investment
- Class IB Shares                    investing mainly in common stocks of companies outside     Management, LLC
                                     the United States that Putnam Management believes have
                                     favorable investment potential. Under normal
                                     circumstances, the fund invests at least 80% of its net
                                     assets in equity investments.

Putnam VT Vista Fund - Class IB      Capital appreciation. The fund pursues its goal by         Putnam Investment
Shares                               investing mainly in common stocks of U.S. companies, with  Management, LLC a focus on growth stocks.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAs)


The GPAs may not be available in some states.


You may allocate purchase payments to one or more of the GPAs with Guarantee Periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("Future Rates"). We will determine these Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window, you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:

                         IF YOUR GPA RATE IS:                        THE MVA IS:
                 Less than the new GPA rate + 0.10%                    Negative
                 Equal to the new GPA rate + 0.10%                     Zero
                 Greater than the new GPA rate + 0.10%                 Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

     EARLY WITHDRAWAL AMOUNT X [(       1 + i      ) (TO THE POWER OF N/12) - 1] = MVA
                                  ----------------
                                    1 + j + .001

   Where   i   =  rate earned in the GPA from which amounts are being
                  transferred or withdrawn.

           j   =  current rate for a new Guaranteed Period equal to the
                  remaining term in the current Guarantee Period.

           n   =  number of months remaining in the current Guarantee Period
                  (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

     $1,000 X [(      1.030      )(TO THE POWER OF  84/12) - 1] = -$39.84
                 ---------------
                 1 + .035 + .001

In this example, the MVA is a negative $39.84.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

     $1,000 X [(      1.030      )(TO THE POWER OF 84/12) - 1] = $27.61
                 ---------------
                 1 + .025 + .001

In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

THE ONE-YEAR FIXED ACCOUNT

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment and transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or be the annuitant if you are 90 or younger.


When you applied, you selected (if available in your state):


- the one-year fixed account, GPAs and/or subaccounts in which you wanted to invest(1);

-    how you wanted to make purchase payments;

- the date you wanted to start receiving annuity payouts (the retirement date);

-    a death benefit option(2);

-    the optional Benefit Protector(SM) Death Benefit Rider(3);

-    the optional Benefit Protector(SM) Plus Death Benefit Rider(3); and

-    a beneficiary.


(1) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in some states.

(2) The MAV death benefit is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue the ROP death benefit will apply.
(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

The contract provides for allocation of purchase payments to the subaccounts to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.


We applied your initial purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we received it at our office. However, we will credit the additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our administrative office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our administrative office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Massachusetts, you may make additional purchase payments for ten years only.

THE RETIREMENT DATE


Annuity payouts are to begin on the retirement date. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.


FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday (or the tenth contract anniversary, if later).

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


If you satisfy your required minimum distribution in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.


BENEFICIARY


We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS

MINIMUM ADDITIONAL PURCHASE PAYMENTS
     $50 for SIPs.
     $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS*
     $1,000,000 for issue ages up to 85
     $100,000 for issue ages 86 to 90

* These limits apply in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER


Send your check along with your name and contract number to our administrative office:


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP

Contact your sales representative to complete the necessary SIP paperwork.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. Some states limit any contract charge allocated to the one-year fixed account. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If you select the ROP death benefit, the mortality and expense risk fee is 1.00%. If you select the MAV death benefit, the mortality and expense risk fee is 1.10%. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


If the contract is terminated for any reason other than death or when the annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


If the contract is terminated for any reason other than death or when the annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


WITHDRAWAL CHARGE

If you withdraw all or part of your contract value, a withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustment (MVA).")


Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.


You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

     (a)  is 10% of your prior anniversary's contract value, and

     (b)  is current contract earnings.


NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

     PPW  =  XSF +   (ACV - XSF)
                     -----------   X  (PPNPW - XSF)
                      (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

               YEARS FROM PURCHASE                 WITHDRAWAL CHARGE
                 PAYMENT RECEIPT                      PERCENTAGE
                        1                                 8%
                        2                                 8
                        3                                 7
                        4                                 6
                        5                                 5
                        6                                 4
                        7                                 2
                        Thereafter                        0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-    We received these payments:

     --  $10,000 July 1, 2003;

     --  $8,000 Dec. 31, 2008;

     --  $6,000 Feb. 20, 2011; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and had not made any other withdrawals during that contract year; and

-    The prior anniversary July 1, 2013 contract value was $38,488.


     WITHDRAWAL CHARGE    EXPLANATION
          $    0          $3,848.80 is 10% of the prior anniversary's contract
                          value withdrawn without withdrawal charge; and

               0 $10,252.20 is contract earnings in excess of the 10% TFA amount withdrawn without withdrawal charge; and

               0 $10,000 July 1, 2003 purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and

             400 $8,000 Dec. 31, 2008 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and

             420          $6,000 Feb. 20, 2011 purchase payment is in its third
                          year from receipt, withdrawn with a 7% withdrawal
                          charge.
          ------
          $  820

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;

- required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distribution amount calculated under your specific contract currently in force;

-    contracts settled using an annuity payout plan;

-    death benefits;

- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAs AND ONE-YEAR FIXED ACCOUNT


We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of these accounts equals:


- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

-    plus interest credited;

- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;


-    minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

     --  Benefit Protector(SM) rider

     --  Benefit Protector(SM) Plus rider

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges;


and the deduction of a prorated portion of:

-    the contract administrative charge;

-    the fee for any of the following optional benefits you have selected:

     --  Benefit Protector(SM) rider

     --  Benefit Protector(SM) Plus rider

Accumulation unit values will fluctuate due to:

-    changes in fund net asset value;

-    fund dividends distributed to the subaccounts;

-    fund capital gains or losses;

-    fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                  AMOUNT               ACCUMULATION               OF UNITS
                                           MONTH                 INVESTED               UNIT VALUE                PURCHASED
By investing an equal number
of dollars each month...                    Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy more                  Mar                     100                     17                       5.88
units when the per unit
market price is low...         ---->        Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

                                            Aug                     100                     19                       5.26
and fewer units when the
per unit market price is high. ---->        Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

               IF YOUR NET CONTRACT VALUE(1) IS ...      WE ALLOCATE YOUR NEW PURCHASE PAYMENT TO:
                         $10,000-$49,999                            Tier 1 DCA account
                         $50,000 or more                            Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for either six months or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month or twelve-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our administrative office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our administrative office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

We may suspend or modify transfer privileges at any time.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-    requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

-    not accepting transfer requests of an agent acting under power of attorney;

-    limiting the dollar amount that you may transfer at any one time; or

-    suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm contract owners.

IN ADDITION TO THE MARKET TIMING POLICY WE APPLY TO DISCOURAGE FREQUENT TRANSFERS AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT, THE FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT MAY HAVE ADOPTED THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing, it is possible that the underlying fund's policy might cause us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries including unaffiliated insurance company separate accounts. Even if we are able to implement a fund's market timing policies, there can be no guarantee that other eligible purchasers of the fund's shares will be able to do so, and the returns of that fund could be adversely affected.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT WHETHER A PARTICULAR UNDERLYING FUND HAS ADOPTED A MARKET TIMING POLICY, WHAT THAT POLICY IS IF ONE HAS BEEN ADOPTED, AND THE RISKS THAT MARKET TIMING POSES TO THAT FUND, SEE THAT FUND'S PROSPECTUS.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or withdrawal to our administrative office:


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance


* Failure to provide a Social Security Number or TIN may result in mandatory tax withholding on the taxable portion of the distribution.


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS


Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs, or one-year fixed account.


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our administrative office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our administrative office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay contract charges, withdrawal charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see "Optional Benefits"). In addition, withdrawals you are required to take to satisfy required minimum distributions under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.


RECEIVING PAYMENT

By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --  the NYSE is closed, except for normal holiday and weekend closings;

     --  trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --  you are at least age 59 1/2;

     --  you are disabled as defined in the Code;

     --  you severed employment with the employer who purchased the contract; or

     --  the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector(SM) Plus Death Benefit rider will terminate upon change of ownership. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")


BENEFITS IN CASE OF DEATH

There are two death benefit options under this contract: Return of purchase payments (ROP) death benefit and maximum anniversary (MAV) death benefit. If either you or the annuitant are 79 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either ROP death benefit or MAV death benefit on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

1. contract value; or

2. total purchase payments minus adjusted partial withdrawals.

     ADJUSTED PARTIAL WITHDRAWALS FOR ROP DEATH BENEFIT OR MAV DEATH BENEFIT = PW X DB
                                                                               -------
                                                                                 CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     DB = the death benefit on the date of (but prior to) the partial withdrawal.

     CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

-    You purchase the contract for $25,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.

- On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the ROP death benefit on March 1, 2004 as follows:

       Contract Value at death:                                                  $20,500.00
                                                                                 ==========

       Purchase payment minus adjusted partial withdrawals:

           Total purchase payments:                                              $25,000.00

           minus the adjusted partial withdrawal
           calculated as:    $1,500 x $25,000   =                                 -1,704.55
                             ----------------                                    ----------
                                  $22,000

           for a death benefit of:                                               $23,295.45
                                                                                 ==========

       The ROP death benefit, calculated as the greater of these two values:     $23,295.45

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1.   contract value; or

2.   total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE

-    You purchase the contract for $25,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.

- On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2004 as follows:

       Contract Value at death:                                                  $20,500.00
                                                                                 ==========
       Purchase payment minus adjusted partial withdrawals:                      $23,295.45
                                                                                 ==========

       The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:

             MAV on the prior anniversary:                                       $29,000.00
             plus purchase payments made the prior anniversary:                       +0.00
             minus adjusted partial withdrawals taken since that
             anniversary, calculated as: $1,500 x $29,000 =                       -1,977.27
                                         ----------------                        ----------
                                             $22,000

       for a death benefit of:                                                   $27,022.73
                                                                                 ==========

     The MAV death benefit, calculated as the greatest of these
     three values:                                                               $27,022.73

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector(SM) Plus rider, if selected, will terminate. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


     Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector(SM) Plus rider, if selected, will terminate. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.


The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit plus:

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The MAV death benefit under on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (contract value):                                                  $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
       previously withdrawn): 0.40 x ($110,000 - $100,000) =                                +4,000
                                                                                          --------
     Total death benefit of:                                                              $114,000

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit (MAV):                                                             $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
       0.40 x ($110,000 - $100,000) =                                                       +4,000
                                                                                          --------
     Total death benefit of:                                                              $114,000

- On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit (MAV adjusted for partial withdrawals):                            $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
       0.40 x ($57,619 - $55,000) =                                                        +1,048
                                                                                          -------
     Total death benefit of:                                                              $58,667

- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:

     MAV death benefit (contract value):                                                  $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old)                                +55,000
                                                                                          --------
     Total death benefit of:                                                              $255,000

- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                                                  $250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
     previously withdrawn that are one or more years old)                                  +55,000
                                                                                          --------
     Total death benefit of:                                                              $305,000

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:

     MAV death benefit (contract value):                                                  $250,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
       previously withdrawn):  0.40 x ($250,000 - $105,000) =                              +58,000
                                                                                          --------
     Total death benefit of:                                                              $308,000

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)


The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above, plus:

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              PERCENTAGE IF YOU AND THE         PERCENTAGE IF YOU OR THE
                              ANNUITANT ARE UNDER AGE 70        ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR                 ON THE RIDER EFFECTIVE DATE      ON THE RIDER EFFECTIVE DATE
One and Two                                0%                               0%
Three and Four                            10%                            3.75%
Five or more                              20%                             7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-    the applicable death benefit (see "Benefits in Case of Death") plus:

                           PERCENTAGE IF YOU AND THE                     PERCENTAGE IF YOU OR THE
                           ANNUITANT ARE UNDER AGE 70                    ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR          ON THE RIDER EFFECTIVE DATE, ADD...          ON THE RIDER EFFECTIVE DATE, ADD...
One                    Zero                                         Zero
Two                    40% x earnings at death (see above)          15% x earnings at death
Three and Four         40% x (earnings at death + 25%               15% x (earnings at death + 25%
                       of initial purchase payment*)                of initial purchase payment*)
Five or more           40% x (earnings at death + 50%               15% x (earnings at death + 50%
                       of initial purchase payment*)                of initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals MAV death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:

        MAV death benefit (contract value):                                                           $110,000
        plus the Benefit Protector Plus benefit which equals 40% of earnings at death
           (MAV death benefit minus payments
           not previously withdrawn):  0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                                                      --------
     Total death benefit of:                                                                          $114,000

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

        MAV death benefit (MAV):                                                                      $110,000
        plus the Benefit Protector Plus benefit which equals
           40% of earnings at death:  0.40 x ($110,000 - $100,000) =                                    +4,000
        plus 10% of purchase payments made within 60 days of contract
           issue and not previously withdrawn: 0.10 x $100,000 =                                       +10,000
                                                                                                      --------
     Total death benefit of:                                                                          $124,000

- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

        MAV death benefit (MAV adjusted for partial withdrawals):                                      $57,619
        plus the Benefit Protector Plus benefit which equals 40%
           of earnings at death:  0.40 x ($57,619 - $55,000) =                                          +1,048
        plus 10% of purchase payments made within 60 days of contract
           issue and not previously withdrawn: 0.10 x $55,000 =                                         +5,500
                                                                                                       -------
     Total death benefit of:                                                                           $64,167

- On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:

        MAV death benefit (contract value):                                                           $200,000
        plus the Benefit Protector Plus benefit which equals 40%
           of earnings at death, up to a maximum of 100% of purchase
           payments not previously withdrawn that are one
           or more years old                                                                           +55,000
        plus 20% of purchase payments made within 60 days of
           contract issue and not previously withdrawn: 0.20 x $55,000 =                               +11,000
                                                                                                      --------
     Total death benefit of:                                                                          $266,000

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:

        MAV death benefit (contract value):                                                           $250,000
        plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously
           withdrawn that are one or more years old                                                    +55,000
        plus 20% of purchase payments made within 60 days of
           contract issue and not previously withdrawn: 0.20 x $55,000 =                               +11,000
                                                                                                      --------
     Total death benefit of:                                                                          $316,000

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:

        MAV death benefit (contract value):                                                           $250,000
        plus the Benefit Protector Plus benefit which equals 40% of earnings at death
           (MAV death benefit minus payments not
           previously withdrawn): 0.40 x ($250,000 - $105,000) =                                       +58,000
        plus 20% of purchase payments made within 60 days of
           contract issue and not previously withdrawn: 0.20 x $55,000 =                               +11,000
                                                                                                      --------
     Total death benefit of:                                                                          $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: for special tax considerations associated with the Benefit Protector Plus, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below except under annuity payout plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS


You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us.


- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.10% and 6.60% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


WITHDRAWALS: If you withdraw part of your nonqualified contract before your annuity payouts begin, your withdrawal will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. If you withdraw all of your nonqualified contract before annuity payouts begin, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, we may deduct withholding against the taxable income portion of the payout. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payout is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements differ if we deliver the payout outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from the payout.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


PENALTIES: If you receive amounts from your nonqualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


- because of your death or, in the event of non-natural ownership, the death of the annuitant;


-    because you become disabled (as defined in the Code);


- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-    if it is allocable to an investment before Aug. 14, 1982; or

-    if annuity payouts begin before the first contract anniversary.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under Sections 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's SPD, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.


WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: IRAs and TSAs are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING: If you receive directly all or part of the contract value from a TSA, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code;

-    the payout is made on account of an eligible hardship; or

-    the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    Because of your death,

-    Because you become disabled (as defined in the Code);

- If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- If the distribution is made following severance from employment after you attain age 55 (TSAs only); or

-    To pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you make non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDERS OR THE MAV DEATH
BENEFIT: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;


-    transfer assets to and from the subaccounts or the variable account; and


-    eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA), an affiliate of ours, serves as the principal underwriter and general distributor of the contract. AEFA's offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

AEFA distributes the contract through unaffiliated broker-dealers ("selling firms") and their registered representatives. The selling firms have entered into distribution agreements with us and AEFA for the offer and sale of the contracts.

We pay time-of-sale commissions through AEFA to the selling firms or their affiliated insurance agencies. Some selling firms may elect to receive a lower commission when a purchase payment is made along with a quarterly payment based on contract value for so long as the contract remains in effect. Selling firms may be required to return compensation under certain circumstances. AEFA and other unaffiliated broker dealers may receive commissions or overrides for wholesaling services including sales support provided to selling firms and their registered representatives. Commissions paid to selling firms as a percentage of purchase payments could exceed 9% of total purchase payments depending on various factors which may include how long your contract remains in effect. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations we may also pay or provide selling firms with various cash and non-cash promotional incentives including bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

We intend to recoup a portion of the commissions and other distribution expenses we pay through certain fees and charges described in this prospectus including for example the mortality and expense risk charges and withdrawal charges. We or an affiliate may also receive all or part of the 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds") that certain funds charge to help us pay commissions and other costs of distributing the contracts.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

ISSUER


We issue the annuities. We are a stock life insurance company organized in 1981 under the laws of the state of Indiana. Our administrative office is located at 829 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is:
American Enterprise Life Insurance Company, 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. We are a wholly owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.


We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and variable life insurance policies. We offer these contracts through broker dealers and their affiliated insurance agencies who may also be affiliated with financial institutions such as banks.

As discussed above, we pay compensation on the sale of the contracts through AEFA to selling firms and their affiliated agencies that have entered into distribution agreements with AEFA and us for the sale of the contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


LEGAL PROCEEDINGS

The SEC, the NASD and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. American Enterprise Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Enterprise Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Enterprise Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Enterprise Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on American Enterprise Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA(1)

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.



YEARS ENDED DEC. 31, (THOUSANDS)                                2004          2003(1)      2002(1)       2001(1)       2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         $  376,487    $  372,194   $  292,067    $  271,718    $  299,759
Net gain (loss) on investments                                     5,193        25,105            3       (89,920)          469
Other                                                             36,012        21,277       18,957        14,806         7,553
TOTAL REVENUES                                                $  417,692    $  418,576   $  311,027    $  196,604    $  307,781
INCOME (LOSS) BEFORE INCOME TAX PROVISION (BENEFIT)
   AND CUMULATIVE EFFECT OF ACCOUNTING CHANGE                 $   43,200    $   56,704   $  (52,177)   $  (63,936)   $   38,452
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE   $   25,192    $   37,629   $  (33,690)   $  (41,728)   $   24,365
CUMULATIVE EFFECT OF ACCOUNTING CHANGE, NET OF TAX BENEFIT    $   (3,562)   $       --   $       --    $       --    $       --
NET INCOME (LOSS)                                             $   21,630    $   37,629   $  (33,690)   $  (41,728)   $   24,365
TOTAL ASSETS                                                  $9,149,189    $8,735,643   $8,026,730    $5,275,681    $4,652,221



(1) Certain prior year amounts have been reclassified to conform to the current year's presentation.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

American Enterprise Life follows United States generally accepted accounting principles (GAAP), and the following discussion is presented on a consolidated basis consistent with GAAP.

Certain of the statements below are forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. See the Forward-Looking Statements section below.

Management's narrative analysis of the results of operations is presented in lieu of management's discussion and analysis of financial condition and results of operations, pursuant to General Instructions I(2) (a) of Form 10-K.

RESULTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2004 AND 2003

Income before accounting change was $25.2 million for the year ended December 31, 2004 compared to $37.6 million for the year ended December 31, 2003. The decrease primarily reflects reduced net realized gains on investments, higher other insurance and operating expenses, higher amortization of deferred policy acquisition costs (DAC), and higher benefit costs on investment contracts, partially offset by lower interest credited on investment contracts.

Net income for the year ended December 31, 2004 reflects the $3.6 million ($5.5 million pretax) impact of American Enterprise Life's January 1, 2004 adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 requires insurance enterprises to establish liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. See "Application of Recent Accounting Standards" section in Note 1 to the Consolidated Financial Statements regarding the impact of adoption of SOP 03-1.

REVENUES

Net investment income increased $4.3 million or 1 percent reflecting higher average assets.

Mortality and expense risk and other fees increased $11.1 million or 80 percent, reflecting higher average values of separate account assets compared to 2003.

Net realized gain on investments was $5.2 million in 2004 compared to $25.1 million in 2003. For the year ended December 31, 2004, $9.8 million of total investment gains were partially offset by $4.6 million of impairments and losses. Included in these total net investment gains and losses are $9.5 million of gross realized gains and $4.0 million of gross realized losses from sales of securities, classified as Available-for-Sale.

For the year ended December 31, 2003, $65.8 million of total investment gains were partially offset by $40.7 million of impairments and losses. Included in these total net investment gains and losses are $65.7 million of gross realized gains and $30.3 million of gross realized losses from sales of securities, as well as $9.3 million of other-than-temporary impairment losses on investments, classified as Available-for-Sale.

BENEFITS AND EXPENSES

Interest credited on investment contracts decreased $36.4 million or 14 percent, reflecting lower interest crediting rates, partially offset by higher average accumulation values of annuities.

DAC amortization increased $22.4 million or 59 percent. See the DAC section below for further discussion of DAC and related third quarter 2004 and 2003 adjustments.

Other insurance and operating expense increased $17.4 million or 32 percent, primarily reflecting less favorable mark-to-market adjustments on interest rate swaps during 2004 compared to 2003. American Enterprise Life enters into pay-fixed, receive-variable


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS interest rate swaps with IDS Life to protect the spread between yields earned on investments and interest rates credited to fixed annuity products. The interest rate swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133.

American Enterprise Life's increase in the effective income tax rate primarily reflecting the true-up of prior year current and deferred tax estimates based on the finalization of the 2003 tax return.

RESULTS OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002:

Net income was $37.6 million for the year ended December 31, 2003, compared to a net loss of $33.7 million for the year ended December 31, 2002. The favorable change in net income primarily reflects increased net investment income and net realized gains on investments, as well as decreased other insurance and operating expense, partially offset by increased interest credited on investment contracts.

REVENUES

Net investment income increased $80.1 million or 27 percent reflecting a higher average level of investments partially offset by lower average yields on the investment portfolio.

Net realized gain on investments was $25.1 million in 2003 compared to nil in 2002. For the year ended December 31, 2003, $65.8 million of total investment gains were partially offset by $40.7 million of impairments and losses. Included in these total net investment gains and losses are $65.7 million of gross realized gains and $30.3 million of gross realized losses from sales of securities, as well as $9.3 million of other-than-temporary impairment losses on investments, classified as Available-for-Sale.

For the year ended December 31, 2002, $38.2 million of total investment gains were offset by $38.2 million of impairments and losses. Included in these total net investment gains and losses are $38.2 million of gross realized gains and $17.6 million of gross realized losses from sales of securities, as well as $14.6 million of other-than-temporary impairment losses on investments, classified as Available-for-Sale.

BENEFITS AND EXPENSES

Interest credited on investment contracts increased $44.9 million or 21 percent, reflecting higher average accumulation values of annuities, partially offset by lower interest crediting rates as a result of a relatively low interest rate environment that began in 2002.

DAC amortization decreased $5.8 million or 13 percent, reflecting a $3.2 million decrease in DAC amortization expense in 2003 compared to a $4.6 million increase in DAC amortization in 2002 as a result of management's third quarter reviews of various DAC assumptions and practices. DAC amortization expense was otherwise higher in 2003 than in 2002, reflecting higher business volumes and the ongoing impact of 2002 changes in customer asset value growth rate assumptions.

Other insurance and operating expense decreased $37.7 million or 41 percent, reflecting favorable mark-to-market adjustments on interest rate swaps during 2003 compared to unfavorable mark-to-market adjustments the same period a year ago. The relatively low and stable interest rate environment during 2003 compared to declining interest rates during 2002 is the primary driver behind the favorable market value changes to the interest rate swaps. American Enterprise Life enters into pay-fixed, receive-variable interest rate swaps with IDS Life to protect the spread between yields earned on investments and interest rates credited to fixed annuity products. The interest rate swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133.

American Enterprise Life's increase in the effective income tax rate reflects pretax income of $56.7 million in 2003 compared to a pretax loss of $52.2 million in 2002.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC for certain annuities are amortized as a percentage of estimated gross profits or as a portion of product interest margins depending on the product's characteristics. DAC for other annuities are amortized using the interest method.

For American Enterprise Life's annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS positive or negative in any particular period and is reflected in the period in which such changes are made. As a result of these reviews, American Enterprise Life took actions in both 2004 and 2003 that impacted DAC balance and expenses.

In the third quarter 2004, these actions resulted in a net $1.1 million DAC amortization expense reduction reflecting higher than previously assumed interest rate spreads and lower than previously assumed mortality rates on variable annuity products.

In the third quarter 2003, American Enterprise Life improved its modeling of certain variable annuity contract revenues and unlocked estimated gross profits retrospectively to reflect actual interest margins and death and other benefits. American Enterprise Life also adjusted its assumptions to reflect lower than previously assumed spreads on fixed account values and adjusted the near-term rate and period used in projecting growth in customer asset values on variable annuities. These actions resulted in a $3.2 million reduction in DAC amortization expense.

DAC of $299.7 million and $296.7 million related to annuities was included in American Enterprise Life's consolidated balance sheet at December 31, 2004 and 2003, respectively. In addition to the DAC balances shown above and in conjunction with American Enterprise Life's adoption of SOP 03-1, sales inducement costs previously included in DAC were reclassified from DAC and presented as a separate line item in the Consolidated Balance Sheets. Deferred sales inducement costs were $49.8 million and $49.2 million at December 31, 2004 and 2003, respectively. Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

CERTAIN CRITICAL ACCOUNTING POLICIES

American Enterprise Life's significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to investment securities valuation, deferred policy acquisition costs and liabilities for future policy benefits.

INVESTMENT SECURITIES VALUATION

Generally, investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in assets and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. At December 31, 2004, American Enterprise Life had net unrealized pretax gains on Available-for-Sale securities of $111.6 million. Gains and losses are recognized in results of operations upon disposition of the securities. Losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Approximately 90% of the investment portfolio classified as Available-for-Sale is determined by quoted market prices. As of December 31, 2004, there were $31.7 million in gross unrealized losses that related to $2.2 billion of securities, of which $534 million has been in a continuous unrealized loss position for 12 months or more. As part of American Enterprise Life's ongoing monitoring process, management has determined that substantially all of the gross unrealized losses on these securities are attributable to changes in interest rates. Additionally, American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none of these securities are other-than-temporarily impaired at December 31, 2004.

Included in American Enterprise Life's investment portfolio discussed above are structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds), which are not readily marketable. The carrying values of these structured investments are based on future cash flow projections that require managements judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change. The carrying value will vary if the actual cash flows differ from projected due to actual defaults or changes in estimated default or recovery rates. As an example, an increase in the near-term default rate by 100 basis points, in and of itself, would reduce the cash flow projections by approximately $5 million based on underlying investments as of December 31, 2004. The level of change in near-term default rates would have to be significantly higher than 100 basis points to cause a change in carrying value of American Enterprise Life's structured investments due to previously recognized impairment losses coupled with subsequent improvement in actual default rates.

See "Application of Recent Accounting Standards" section of Note 1 to the Consolidated Financial Statements for a discussion of Emerging Issues Task Force
(EITF) Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1)" which when finalized by the FASB may affect IDS Life's investment securities valuation policy.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new annuity business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC for certain annuities are amortized as a percentage of estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For American Enterprise Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality and morbidity levels, and policyholder behavior over periods extending well into the future. Projection periods used for American Enterprise Life's annuity business are typically 10 to 25 years. Management regularly monitors financial market conditions and actual policyholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and an increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For American Enterprise Life's annuity products, key assumptions underlying these long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates drive projected interest margins, while assumptions about rates credited to policy holder accounts and equity market performance drive projected customer asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance business during the DAC amortization period.

The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. American Enterprise Life uses a mean reversion method as a monthly guideline in setting near-term customer asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, American Enterprise Life will reassess the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. Management is currently assuming a 7 percent long-term customer asset value growth rate. If American Enterprise Life increased or decreased its assumption related to this growth rate by 100 basis points, the impact on the DAC amortization would be a decrease or increase of approximately $2 million pretax. Additionally, if American Enterprise Life extended or reduced the amortization periods one year for variable annuities to reflect changes in premium paying persistency and/or surrender assumptions, the impact on DAC amortization expense would be a decrease or increase of approximately $0.5 million. The amortization impact of extending or reducing the amortization period any additional years is not linear.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions discussed above. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. An assessment of sensitivity associated with changes in any single assumption would not necessarily be an indicator of future results.

LIABILITIES FOR FUTURE POLICY BENEFITS

FIXED ANNUITIES AND VARIABLE ANNUITY GUARANTEES

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum income benefit
(GMIB) and guaranteed minimum withdrawal benefit (GMWB) provisions.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

Effective January 1, 2004, liabilities for these variable annuity death and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See "Application of Recent Accounting Standards" section in Note 1 to the Consolidated Financial Statements regarding the impact of the adoption of SOP 03-1.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.1% at December 31, 2004.

VARIABLE LIFE INSURANCE

Liabilities for variable life insurance are equal to accumulation values which are the cumulative gross premiums, credited interest, and fund performance less withdrawals and mortality and expense risk charges.

LIQUIDITY AND CAPITAL RESOURCES

CAPITAL STRATEGY

The liquidity requirements of American Enterprise Life are generally met by funds provided by annuity sales, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investments capital contributions from IDS Life. The primary uses of funds are annuity benefits, commissions, other product-related acquisition and sales inducement costs, operating expenses, policy loans, dividends to IDS Life and investment purchases. American Enterprise Life routinely reviews its sources and uses of funds in order to meet its ongoing obligations.

FUNDING STRATEGY

American Enterprise Life, on a consolidated basis, has available lines of credit with AEFC aggregating $50 million. There were no line of credit borrowings outstanding with AEFC at December 31, 2004 and 2003. At December 31, 2004 American Enterprise Life had no outstanding reverse repurchase agreements. At December 31, 2003, American Enterprise Life had outstanding reverse repurchase agreements totaling $67.5 million. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

American Enterprise Life's total assets and liabilities increased in 2004 primarily due to higher separate account assets and liabilities, which increased as a result of market appreciation. Investments primarily include corporate debt and mortgage and other asset-backed securities. American Enterprise Life's corporate debt securities comprise a diverse portfolio with the largest concentrations, accounting for approximately 65 percent of the portfolio, in the following industries: banking and finance, utilities, and communications and media. Investments also include $0.4 billion and $0.5 billion of mortgage loans on real estate and other investments at December 31, 2004 and 2003, respectively. Investments are principally funded by sales of annuities and by reinvested income. Maturities of these investment securities are largely matched with the expected future payments of annuity obligations.

Investments include $0.5 billion and $0.5 billion of below investment grade securities (excluding net unrealized appreciation and depreciation) at December 31, 2004 and 2003, respectively. These investments represent 8 percent and 7 percent of American Enterprise Life's investment portfolio at December 31, 2004 and 2003, respectively.

Separate account assets represent funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders. These assets are generally carried at market value, and separate account liabilities are equal to separate account assets. American Enterprise Life earns fees from the related accounts.

CONTRACTUAL OBLIGATIONS

The contractual obligations identified in the table below include on balance sheet transactions that represent material expected or contractually committed future obligations of American Enterprise Life.



                                                                                PAYMENTS DUE BY YEAR
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      2010
(MILLIONS)                                                  TOTAL           2005       2006-2007      2008-2009  AND THEREAFTER
-------------------------------------------------------------------------------------------------------------------------------
   Annuities(1)                                            $8,017           $730        $1,655         $1,618        $4,014
Total                                                      $8,017           $730        $1,655         $1,618        $4,014



(1) These scheduled payments are represented by reserves of $6.3 billion at December 31, 2004 and are based on interest credited, mortality, morbidity, lapse, surrender and premium payment assumptions. Actual payment obligations may differ if experience varies from these assumptions. Separate account liabilities have been excluded as associated contractual obligations would be met by separate account assets.

RETAINED INTEREST IN ASSETS TRANSFERRED TO UNCONSOLIDATED ENTITIES

During 2001, American Enterprise Life placed a majority of its rated CDO securities and related accrued interest, as well as a relatively minor amount of other liquid securities (collectively referred to as transferred assets), having an aggregate book value of $53.6 million, into a securitization trust. In return, American Enterprise Life received $7.1 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

$46.5 million. As of December 31, 2004, the retained interests had a carrying value of $41.8 million, of which $31.0 million is considered investment grade. American Enterprise Life has no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

CONTINGENT LIQUIDITY PLANNING

AEFC has developed a contingent funding plan that enables American Enterprise Life to meet daily customer obligations during periods in which its customers elect to withdraw funds from their annuity contracts. This plan is designed to ensure that American Enterprise Life could meet these customer withdrawals by selling or obtaining financing, through reverse repurchase agreements, of portions of its investment securities portfolio.

RISK MANAGEMENT

American Enterprise Life through its Board of Directors' investment committees or staff functions, review models projecting different interest rate scenarios, risk/return measures, and their effect on profitability. They also review the distribution of assets in the portfolio by type and credit risk sector. The objective is to structure the investments security portfolio based upon the type and expected behavior or products in the liability portfolio to meet contractual obligations and achieve targeted levels of profitability within defined risk parameters.

American Enterprise Life has developed an asset/liability management approach with separate investment objectives to support specific product liabilities, such as insurance and annuity. As part of this approach, American Enterprise Life develops specific investment guidelines outlining the minimum required investment return and liquidity requirements to support future benefit payments under its insurance and annuity obligations. These same objectives must be consistent with management's overall investment objectives for the general account investment portfolio.

American Enterprise Life's owned investment securities are primarily invested in long-term and intermediate-term fixed maturity securities to provide clients with a competitive rate of return on their investments while controlling risk. Investment in fixed maturity securities is designed to provide American Enterprise Life with a targeted margin between the yield earned on investments and the interest rate credited to clients' accounts. American Enterprise Life does not trade in securities to generate short-term profits for its own account.

As part of American Enterprise Life's investment process, management, with the assistance of its investment advisors, conducts a quarterly review of investment performance. The review process conducted by American Enterprise Life's Investment Committee involves the review of certain invested assets which the committee evaluates to determine whether or not any investments are other than temporarily impaired and/or which specific interest earning investments should be put on an interest non-accrual basis.

INTEREST RATE RISK

At American Enterprise Life, interest rate exposures arise primarily within the fixed account portion of its annuity products. Rates credited to customers' accounts generally reset at shorter intervals than the yield on underlying investments. Therefore, American Enterprise Life's interest spread margins are affected by changes in the general level of interest rates. The extent to which the level of interest rates affects spread margins is managed primarily by a combination of modifying the maturity structure of the investment portfolio and entering into swaps or other derivative instruments that effectively lengthen the rate reset interval on customer liabilities. American Enterprise Life has entered into interest rate swaps and floors with notional amounts totaling $2 billion economically hedge the impact of increasing interest rates on forecasted fixed annuity sales. The interest rate swaps and floors are exclusively held with IDS Life.

The negative effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models, to the book as of December 31, 2004 and December 31, 2003 would be approximately $0.8 million and $3.6 million, respectively.

EQUITY MARKET RISK

American Enterprise Life has an exposure to the general level of equity markets due to the fact that American Enterprise Life earns fees from variable annuity and variable life insurance products. The amount of such fees is generally based on the value of the portfolios, and thus is subject to fluctuation with the general level of equity market values. To reduce the sensitivity of American Enterprise Life's fee revenues to the general performance of equity markets, American Enterprise Life has from time to time entered into various combinations of financial instruments that mitigate the negative effect on fees that would result from a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10 percent decline in equity markets would be approximately $2.6 million and $1.5 million based on annuity business inforce as of December 31, 2004 and 2003, respectively.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

IMPACT OF MARKET-VOLATILITY ON RESULTS OF OPERATIONS

As discussed above, various aspects of American Enterprise Life's business are impacted by equity market levels and other market-based events. Several areas in particular involve DAC and deferred sales inducements, recognition of guaranteed minimum death benefits (GMDB) and certain other variable annuity benefits, mortality and expense risk and other fees and structured investments. The direction and magnitude of the changes in equity markets can increase or decrease amortization of DAC and deferred sales inducement benefits, incurred amounts under GMDB and other variable annuity benefit provisions and mortality and expense risk and other fees and correspondingly affect results of operations in any particular period. Similarly, the value of American Enterprise Life's structured investment portfolios is impacted by various market factors. Persistency of, or increases in, bond and loan default rates, among other factors, could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations.

FORWARD-LOOKING STATEMENTS

This report includes forward-looking statements, which are subject to risks and uncertainties. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "may," "should," "could," "would," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update or revise any forward-looking statements. Factors that could cause actual results to differ materially from these forward-looking statements include, but are not limited to: fluctuation in the equity and fixed income markets, which can affect the amount and types of investment products sold by American Enterprise Life, and other fees received based on the value of those assets; American Enterprise Life's ability to recover Deferred Policy Acquisition Costs (DAC), as well as the timing of such DAC amortization, in connection with the sale of annuity products; changes in assumptions relating to DAC, which could impact the amount of DAC amortization; the ability to improve investment performance in American Enterprise Life's businesses, including attracting and retaining high-quality personnel; the success, timeliness and financial impact, including costs, cost savings and other benefits including increased revenues, of reengineering initiatives being implemented or considered by American Enterprise Life, including cost management, structural and strategic measures such as vendor, process, facilities and operations consolidation, outsourcing (including, among others, technologies operations), relocating certain functions to lower-cost overseas locations, moving internal and external functions to the Internet to save costs, and planned staff reductions relating to certain of such reengineering actions; the ability to control and manage operating, infrastructure, advertising and promotion and other expenses as business expands or changes, including balancing the need for longer-term investment spending; the potential negative effect on American Enterprise Life's businesses and infrastructure, including information technology, of terrorist attacks, disasters or other catastrophic events in the future; American Enterprise Life's ability to develop and roll out new and attractive products to clients in a timely manner; successfully cross-selling annuity products and services to AEFC's customer base; fluctuations in interest rates, which impacts American Enterprise Life's spreads in the insurance and annuity businesses; credit trends and the rate of bankruptcies which can affect returns on American Enterprise Life's investment portfolios; lower than anticipated spreads in the insurance and annuity business; the types and the value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect American Enterprise Life against losses; negative changes in American Enterprise Life's credit ratings; increasing competition in all American Enterprise Life's annuity business, which could affect both American Enterprise Life's financial condition and results of operations; changes in laws or government regulations; outcomes associated with litigation and compliance and regulatory matters.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2004 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.


American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2004 and 2003, and for each of the three years in the period ended Dec. 31, 2004, and the individual statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(R) as of Dec. 31, 2004 and for the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of American Enterprise Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of American Enterprise Life Insurance Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of American Enterprise Life Insurance Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2004 American Enterprise Life Insurance Company adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

                                                   /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 18, 2005

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American Enterprise Life Insurance Company
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CONSOLIDATED BALANCE SHEETS

December 31, (Thousands, except share data)                                                             2004          2003

ASSETS
Investments: (Note 2)
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2004, $6,257,483; 2003, $6,539,561)            $6,368,833    $6,644,721
   Preferred and common stocks, at fair value (cost: 2004, $6,000; 2003, $6,000)                        6,246         6,191
Mortgage loans on real estate, at cost (less reserves: 2004, $6,862; 2003, $7,362)                    420,899       534,812
Other investments                                                                                       2,150         6,069
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      Total investments                                                                             6,798,128     7,191,793

Cash and cash equivalents                                                                              47,356         9,065
Amounts due from brokers                                                                                   71           161
Other accounts receivable                                                                               4,299         3,572
Accrued investment income                                                                              67,655        70,591
Deferred policy acquisition costs (Note 3)                                                            299,708       296,722
Deferred sales inducement costs (Note 4)                                                               49,822        49,244
Other assets                                                                                            3,530         6,335
Separate account assets                                                                             1,878,620     1,108,160
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      Total assets                                                                                 $9,149,189    $8,735,643
============================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
   Future policy benefits:
   Fixed annuities                                                                                 $6,325,427    $6,645,315
   Variable annuity guarantees (Note 4)                                                                 5,505            --
Policy claims and other policyholders' funds                                                            4,150         3,100
Amounts due to brokers                                                                                  6,962        75,070
Deferred income taxes, net                                                                             34,984        11,618
Other liabilities                                                                                      41,826        68,701
Separate account liabilities                                                                        1,878,620     1,108,160
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      Total liabilities                                                                             8,297,474     7,911,964
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Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value; 100,000 shares authorized, 20,000 shares issued and outstanding       3,000         3,000
   Additional paid-in capital                                                                         591,872       591,872
   Retained earnings                                                                                  199,175       177,545
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  62,082        60,078
      Net unrealized derivative losses                                                                 (4,414)       (8,816)
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         Total accumulated other comprehensive income                                                  57,668        51,262
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            Total stockholder's equity                                                                851,715       823,679
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Total liabilities and stockholder's equity                                                         $9,149,189    $8,735,643
============================================================================================================================

See Notes to Consolidated Financial Statements.

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CONSOLIDATED STATEMENTS OF INCOME

Years ended December 31, (Thousands)                                                     2004           2003          2002

REVENUES

Net investment income                                                                 $376,487       $372,194      $292,067
Contractholder charges                                                                  11,211          7,528         6,505
Mortality and expense risk and other fees                                               24,801         13,749        12,452
Net realized gain on investments                                                         5,193         25,105             3
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   Total                                                                               417,692        418,576       311,027
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BENEFITS AND EXPENSES

Death and other benefits for investment contracts                                       15,438          6,342         8,970
Interest credited on investment contracts                                              226,033        262,399       217,545
Amortization of deferred policy acquisition costs                                       60,836         38,392        44,228
Other insurance and operating expenses                                                  72,185         54,739        92,461
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   Total                                                                               374,492        361,872       363,204
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Income (loss) before income tax provision (benefit) and accounting change               43,200         56,704       (52,177)
Income tax provision (benefit)                                                          18,008         19,075       (18,487)
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Income (loss) before accounting change                                                  25,192         37,629       (33,690)
Cumulative effect of accounting change, net of tax benefit (Note 1)                     (3,562)            --            --
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Net income (loss)                                                                     $ 21,630       $ 37,629     $ (33,690)
============================================================================================================================

See Notes to Consolidated Financial Statements.

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CONSOLIDATED STATEMENTS OF CASH FLOWS

Years ended December 31, (Thousands)                                                     2004           2003          2002

CASH FLOWS FROM OPERATING ACTIVITIES

Net income (loss)                                                                    $  21,630    $    37,629   $   (33,690)
Adjustments to reconcile net income (loss) to net cash provided by (used in)
operating activities:
   Change in other accounts receivable                                                    (727)        (1,988)          228
   Change in accrued investment income                                                   2,936        (14,143)      (11,026)
   Change in deferred policy acquisition costs, net                                     (5,027)       (60,608)      (60,120)
   Change in policy claims and other policyholder's funds                                1,050         (5,950)        6,764
   Deferred income tax provision (benefit)                                              21,835         15,420        (3,725)
   Change in other assets and liabilities, net                                         (18,785)       (16,338)       16,173
   Amortization of premium (accretion of discount), net                                 26,459         23,699           167
   Net realized gain on investments                                                     (5,193)       (25,105)           (3)
   Cumulative effect of accounting change, net of tax benefit (Note 1)                   3,562             --            --
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      Net cash provided by (used in) operating activities                               47,740        (47,384)      (85,232)
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CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                               341,077      3,365,402     1,092,923
   Maturities, sinking fund payments and calls                                         400,057        875,785       500,348
   Purchases                                                                          (480,031)    (5,678,854)   (3,409,718)
Other investments:
   Sales, maturities, sinking fund payments and calls                                  126,676         72,281        64,988
   Purchases                                                                            (9,338)       (25,287)       (4,391)
   Change in amounts due to and from brokers, net                                      (68,018)      (910,172)      801,659
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      Net cash provided by (used in) investing activities                              310,423     (2,300,845)     (954,191)
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CASH FLOWS FROM FINANCING ACTIVITIES

Activities related to investment contracts:
   Considerations received                                                             202,999      1,733,030     2,052,002
   Interest credited to account values                                                 226,033        262,399       217,545
   Surrenders and other benefits                                                      (748,904)      (756,827)     (621,646)
Capital contribution                                                                        --             --       250,000
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      Net cash (used in) provided by financing activities                             (319,872)     1,238,602     1,897,901
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Net increase (decrease) in cash and cash equivalents                                    38,291     (1,109,627)      858,478
Cash and cash equivalents at beginning of year                                           9,065      1,118,692       260,214
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Cash and cash equivalents at end of year                                             $  47,356    $     9,065   $ 1,118,692
============================================================================================================================
Supplemental disclosures:
   Income taxes (refunded) paid                                                      $  (6,812)   $     3,266   $    12,761
   Interest on borrowings                                                            $     378    $       373   $        --

See Notes to Consolidated Financial Statements.

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CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                    Accumulated Other
                                                                        Additional    Comprehensive                   Total
                                                            Capital      Paid-in     Income (Loss),   Retained    Stockholder's
For the three years ended December 31, 2004 (Thousands)      Stock       Capital       Net of Tax     Earnings       Equity
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2001                                 $3,000       $341,872      $ (8,649)      $173,606      $509,829
Comprehensive income:
   Net loss                                                    --             --            --        (33,690)      (33,690)
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of ($23,026)
      and income tax provision of ($51,599)                    --             --        95,827             --        95,827
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net loss,
      net of income tax provision of ($2,471)                  --             --        (4,589)            --        (4,589)
   Reclassification adjustment for losses on derivatives
      included in net income, net of income tax benefit
      of $4,542                                                --             --         8,436             --         8,436
                                                                                                                    -------
   Total comprehensive income                                  --             --            --             --        65,984
Capital contribution                                           --        250,000            --             --       250,000
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Balance, December 31, 2002                                  3,000        591,872        91,025        139,916       825,813
Comprehensive income:
   Net income                                                  --             --            --         37,629        37,629
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of $10,104 and
      income tax benefit of $14,632                            --             --       (27,174)            --       (27,174)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in
      net income, net of income tax provision of ($9,157)      --             --       (17,006)            --       (17,006)
   Reclassification adjustment for losses on
      derivatives included in net income, net of
      income tax benefit of $2,378                             --             --         4,417             --         4,417
                                                                                                                    -------
   Total comprehensive loss                                    --             --            --             --        (2,134)
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Balance, December 31, 2003                                  3,000        591,872        51,262        177,545       823,679
Comprehensive income:
   Net income                                                  --             --            --         21,630        21,630
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($838), deferred sales
      inducement costs of ($2,325) and income tax
      provision of ($2,998)                                    --             --         5,569             --         5,569
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of ($1,920)          --             --        (3,565)            --        (3,565)
   Reclassification adjustment for losses on derivatives
      included in net income, net of income tax benefit
      of $2,370                                                --             --         4,402             --         4,402
                                                                                                                    -------
   Total comprehensive income                                  --             --            --             --        28,036
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Balance, December 31, 2004                                 $3,000       $591,872      $ 57,668       $199,175      $851,715
================================================================================================================================

See Notes to Consolidated Financial Statements.

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Notes To Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company is a stock life insurance company organized under the laws of the State of Indiana. American Enterprise Life Insurance Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), a Minnesota Corporation. IDS Life is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. American Enterprise Life Insurance Company provides financial institution clients American Express branded financial products and wholesaling services to support its retail insurance and annuity operations. American Enterprise Life underwrites fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers, in all states except New York and New Hampshire. Effective in December 2004, American Enterprise Life Insurance Company received a Certificate of Authority to transact business in the State of New Hampshire. American Enterprise Life Insurance Company also owns American Enterprise REO 1, LLC which holds real estate investments. American Enterprise Life Insurance Company and its subsidiary are referred to collectively as "American Enterprise Life" in these Consolidated Financial Statements and notes thereto.

American Enterprise Life's principal products are deferred annuities which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. American Enterprise Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, American Enterprise Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index.

Under American Enterprise Life's fixed and variable annuity products described above, the purchaser may choose among investment options that include American Enterprise Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of presentation

The accompanying Consolidated Financial Statements include the accounts of American Enterprise Life and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance as included in Note 6. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

American Enterprise Life consolidates all entities, in which it holds a greater than 50 percent voting interest. Entities in which American Enterprise Life holds a greater than 20 percent but less than 50 percent voting interest are accounted for under the equity method. All other investments are accounted for under the cost method unless American Enterprise Life determines that it exercises significant influence over the entity by means other than voting rights, in which case, these entities are either accounted for under the equity method or are consolidated, as appropriate.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing American Enterprise Life's collateralized debt obligations (CDOs) described in Note 2.

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Revenues

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Contractholder charges

Contractholder charges include administrative charges and surrender charges on annuities and are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees and administration fees, which are generated directly and indirectly from American Enterprise Life's separate account assets. American Enterprise Life's mortality and expense risk and other fees are generally computed as a contractual rate generally based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Balance Sheet

Investments

Available for sale fixed maturity and equity securities

Available-for-Sale investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in asset balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include significant issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Other than temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change.

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Enterprise Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Other investments

Other investments principally include real estate, which is carried at amortized costs, which approximates estimated fair values.

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Cash and cash equivalents

American Enterprise Life has defined cash equivalents to include other highly liquid investments with original maturities of 90 days or less.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new annuity business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC for certain annuities are amortized as a percentage of estimated gross profits or as a portion of product interest margins depending on the products characteristics.

For American Enterprise Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality and morbidity levels, and policyholder behavior over periods extending well into the future. Projection periods used for American Enterprise Life's annuity business are typically 10 to 25 years. Management regularly monitors financial market conditions and actual policyholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and an increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

Deferred sales inducement costs

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

Separate account assets and liabilities

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders. American Enterprise Life receives fund administrative fees, mortality and expense risk fees, and minimum death benefit guarantee fees from the related accounts. American Enterprise Life's major source of revenue from variable annuities it sells are mortality and expense risk and other fees. In the fourth quarter of 2003, AEFC replaced IDS Life Insurance Company as the investment manager and assumed these duties for the mutual funds and retained IDS Life and its non-New York subsidiaries to provide underlying administrative services. Concurrent with the investment manager change, American Enterprise Life entered into an agreement with AEFC to receive fees for the services, other than investment management, that American Enterprise Life continues to provide the underlying proprietary mutual funds. American Enterprise Life's administrative service fees will vary with the market values of these proprietary mutual funds.

American Enterprise Life provides contractual mortality assurances to variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Enterprise Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Enterprise Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

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Derivative financial instruments and hedging activities

SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, (SFAS 133) establishes accounting and reporting requirements for derivative financial instruments, including hedging activities. SFAS 133 requires that all derivatives are recognized on balance sheet at fair value as either assets or liabilities in American Enterprise Life's Consolidated Balance Sheets. The fair value of American Enterprise Life's derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. American Enterprise Life reports its derivative assets and liabilities in other assets and other liabilities, respectively. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. American Enterprise Life may, from time to time, have economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS 133.

Liabilities for future policy benefits

Fixed annuities and variable annuity guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum income benefit
(GMIB) and guaranteed minimum withdrawal benefit (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death and GMIB benefits have been established under the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See "Application of Recent Accounting Standards" section below for further discussion regarding the impact of the adoption of SOP 03-1.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.1% at December 31, 2004.

Income taxes

American Enterprise Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Enterprise Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Application of recent accounting standards

In June 2004, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1), raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on American Enterprise Life's consolidated financial condition or results of operations. See Note 4 and below for further discussion of SOP 03-1.

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In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing deferred policy acquisition costs (DAC) and any deferred sales inducement costs associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced first quarter of 2004 results by $3.6 million ($5.5 million pretax). The cumulative effect of accounting change related to establishing additional liabilities for certain variable annuity guaranteed benefits ($3.4 million) and from considering these liabilities in valuing. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 which include the establishment of these additional liabilities were $7.6 million (of which $3.4 million was part of the adoption change discussed above) as compared to amounts expensed in 2003 and 2002 of $2.9 million and $6.4 million, respectively. American Enterprise Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on American Enterprise Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS 133. The adoption of this Statement did not have a material impact on American Enterprise Life's financial statements.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. FIN 46 was effective for American Enterprise Life as of December 31, 2003. FIN 46 does not impact the accounting for qualifying special purpose entities as defined by Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," such as American Enterprise Life's CDO-related securitization trust established in 2001. That trust contains a majority of American Enterprise Life's rated CDOs whose retained interest in the trust had a carrying value of $41.1 million at December 31, 2003, of which $30.3 million is considered investment grade. Additionally, there were no other impacts on the financial statements as of December 31, 2003.

In November 2003, the FASB ratified a consensus on the disclosure provisions of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). American Enterprise Life complied with the disclosure provisions of this rule in Note 1 to the Consolidated Financial Statements included in its Annual Report on Form 10-K for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments are other-than-temporary impaired. However, with the issuance of FSP EITF 03-1-1, "Effective Date of Paragraphs 10-20 of EITF 03-1," on September 30, 2004, the provisions of the consensus relating to the measurement and recognition of other-than temporary impairments will be deferred pending further clarification from the FASB. The remaining provisions of this rule, which primarily relate to disclosure requirements, are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115 and other cost method investments. American Enterprise Life will evaluate the potential impact of EITF 03-1 after the FASB completes its reassessment.

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10

American Enterprise Life Insurance Company
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2. INVESTMENTS

Available for Sale Investments

Investments classified as Available-for-Sale at December 31, 2004 are distributed by type as presented below:

                                                                                          December 31, 2004
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross          Gross
                                                                                     Unrealized     Unrealized       Fair
(Thousands)                                                                Cost         Gains         Losses         Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities                         $2,719,323      $ 31,234       $(11,301)   $2,739,256
   Corporate debt securities                                           2,715,114        88,129         (9,854)    2,793,389
   Foreign corporate bonds and obligations                               638,653        22,603         (3,419)      657,837
   U.S. Government and agencies obligations                              102,245           310            (71)      102,484
   Structured investments(a)                                              47,968            --         (6,194)       41,774
   State and municipal obligations                                        30,239           302           (878)       29,663
   Foreign government bonds and obligations                                3,941           489             --         4,430
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                 6,257,483       143,067        (31,717)    6,368,833
Preferred and common stocks                                                6,000           246             --         6,246
----------------------------------------------------------------------------------------------------------------------------
   Total                                                              $6,263,483      $143,313       $(31,717)   $6,375,079
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

Investments classified as Available-for-Sale at December 31, 2003 are distributed by type as presented below:

                                                                                          December 31, 2003
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross          Gross
                                                                                     Unrealized     Unrealized       Fair
(Thousands)                                                                Cost         Gains         Losses         Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities                         $3,066,446      $ 37,207       $(22,106)   $3,081,547
   Corporate debt securities                                           2,731,449        98,784        (18,067)    2,812,166
   Foreign corporate bonds and obligations                               570,645        23,247         (6,055)      587,837
   U.S. Government and agencies obligations                               87,614           741            (19)       88,336
   Structured investments(a)                                              49,232            --         (8,106)       41,126
   State and municipal obligations                                        30,238           322         (1,062)       29,498
   Foreign government bonds and obligations                                3,937           274             --         4,211
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                 6,539,561       160,575        (55,415)    6,644,721
Preferred and common stocks                                                6,000           191             --         6,191
----------------------------------------------------------------------------------------------------------------------------
   Total                                                              $6,545,561      $160,766       $(55,415)   $6,650,912
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

The following table provides information about Available-for-Sale investments with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(Thousands)                                                 Less than 12 months     12 months or more             Total
-----------------------------------------------------------------------------------------------------------------------------
                                                           Fair      Unrealized   Fair       Unrealized   Fair     Unrealized
Description of securities                                  Value       Losses     Value        Losses     Value      Losses
-----------------------------------------------------------------------------------------------------------------------------
Mortgage and other asset-backed securities             $  963,075    $ (5,848)  $151,475    $ (5,453) $1,114,550   $(11,301)
Corporate debt securities                                 489,190      (3,892)   214,895      (5,962)    704,085     (9,854)
Foreign corporate bonds and obligations                   120,722      (1,157)   103,192      (2,262)    223,914     (3,419)
U.S. Government and agencies obligations                   71,002         (56)       533         (15)     71,535        (71)
Structured investments                                         --          --     41,774      (6,194)     41,774     (6,194)
State and municipal obligations                                --          --     22,126        (878)     22,126       (878)
-----------------------------------------------------------------------------------------------------------------------------
   Total                                               $1,643,989    $(10,953)  $533,995    $(20,764) $2,177,984   $(31,717)
-----------------------------------------------------------------------------------------------------------------------------

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American Enterprise Life Insurance Company
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In evaluating potential other-than-temporary impairments, American Enterprise Life considers the extent to which amortized costs exceeds fair value and the duration and size of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to cost as of December 31, 2004:

(Millions, except
number of securities)         Less than 12 months                  12 months or more                         Total
-------------------------------------------------------------------------------------------------------------------------------
                                               Gross                              Gross                               Gross
Ratio of Fair Value    Number of             Unrealized   Number of             Unrealized    Number of             Unrealized
to Amortized Cost      Securities Fair Value   Losses     Securities Fair Value   Losses      Securities Fair Value   Losses
-------------------------------------------------------------------------------------------------------------------------------
95% - 100%                176      $1,644      $(11)           58       $473       $(14)         234       $2,117      $(25)
90% - 95%                  --          --        --             1         19         (1)           1           19        (1)
80% - 90%                  --          --        --             2         42         (6)           2           42        (6)
Less than 80%              --          --        --            --         --         --           --           --        --
-------------------------------------------------------------------------------------------------------------------------------
   Total                  176      $1,644      $(11)           61       $534       $(21)         237       $2,178      $(32)
-------------------------------------------------------------------------------------------------------------------------------

Substantially all of the gross unrealized losses on the securities are attributable to changes in interest rates. Credit spreads and specific credit events associated with individual issuers can also cause unrealized losses although these impacts are not significant as of December 31, 2004. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 99% ratio of fair value to cost for all securities with an unrealized loss. The holding with the largest unrealized loss relates to the retained interest in a CDO securitization trust which accounts for all of the unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 80-90% category. With regard to this security, American Enterprise Life estimates future cash flows through maturity (2014) on a quarterly basis using judgment as to the amount and timing of cash payments and defaults and recovery rates of the underlying investments. These cash flows support full recovery of American Enterprise Life's carrying value related to the retained interest in the CDO securitization trust as of December 31, 2004. All of the unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 80-90% category primarily relates to a foreign government bond obligation for which American Enterprise Life expects that all contractual principal and interest will be received. The unrealized losses in the other categories are not concentrated in any individual industries or with any individual securities.

American Enterprise Life monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding American Enterprise Life's policy for determining when an investment's decline in value is other-than-temporary. Additionally, American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2004.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately.

The following is a distribution of investments classified as Available-for-Sale by maturity at December 31, 2004:

                                                                                                    Amortized       Fair
(Thousands)                                                                                            Cost         Value
----------------------------------------------------------------------------------------------------------------------------
Due within 1 year                                                                                  $  161,971    $  165,007
Due after 1 through 5 years                                                                           866,473       893,440
Due after 5 through 10 years                                                                        2,289,375     2,356,475
Due after 10 years                                                                                    172,373       172,881
----------------------------------------------------------------------------------------------------------------------------
                                                                                                    3,490,192     3,587,803
Mortgage and other asset-backed securities                                                          2,719,323     2,739,256
Structured investments                                                                                 47,968        41,774
Preferred and common stocks                                                                             6,000         6,246
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                              $6,263,483    $6,375,079
----------------------------------------------------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

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12

American Enterprise Life Insurance Company
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At December 31, 2004 and 2003, fixed maturity securities comprised approximately 94 and 92 percent of American Enterprise Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $139.3 million and $132.6 million of securities at December 31, 2004 and 2003, which are rated by American Enterprise Life's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities (excluding net unrealized appreciation and depreciation) are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary, by rating on December 31, is as follows:

Rating                                                                                                    2004          2003
----------------------------------------------------------------------------------------------------------------------------
AAA                                                                                                        47%           50%
AA                                                                                                          2             2
A                                                                                                          19            18
BBB                                                                                                        24            23
Below investment grade                                                                                      8             7
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  100%          100%
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, approximately 63 percent and 92 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Sales                                                                                 $341,077     $3,365,402    $1,092,923
Maturities, sinking fund payments and calls                                           $400,057     $  875,785    $  500,348
Purchases                                                                             $480,031     $5,678,854    $3,409,718
----------------------------------------------------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale as noted in the following table for years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                                        $ 9,464       $ 65,739      $ 38,205
Gross realized losses from sales                                                       $(3,980)      $(30,254)     $(17,579)
Other-than-temporary impairments                                                       $    --       $ (9,323)     $(14,558)
----------------------------------------------------------------------------------------------------------------------------

As of December 31, 2004, American Enterprise Life's structured investments, which are classified as Available-for-Sale, include interests in CDOs. CDOs are investments backed by high-yield bonds or loans and are not readily marketable. American Enterprise Life invested in CDOs as part of its overall investment strategy in order to offer competitive rates to insurance and annuity contractholders.

During 2001 American Enterprise Life placed a majority of its rated CDO securities and related accrued interest (collectively referred to as transferred assets), having an aggregate book value of $53.6 million, into a securitization trust. In return, American Enterprise Life received $7.1 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46.5 million. As of December 31, 2004, the retained interests had a carrying value of $41.8 million, of which $31.0 million is considered investment grade and are accounted for in accordance with EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At December 31, 2004 and 2003, bonds carried at $4.2 million and $3.5 million, respectively, were on deposit with various states as required by law.

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13

American Enterprise Life Insurance Company
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Mortgage loans on real estate loans

Mortgage loans are first mortgages on real estate. American Enterprise Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2004 and 2003 was not material.

The following is a summary of mortgage loans on real estate loans at December
31:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                        $427,761      $542,174
Mortgage loans on real estate reserves                                                                 (6,862)       (7,362)
----------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                   $420,899      $534,812
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, American Enterprise Life's recorded investment in impaired mortgage loans on real estate was nil and $2.8 million, with a reserve of nil and $1.0 million, respectively. During 2004 and 2003, the average recorded investment in impaired mortgage loans on real estate was $1.5 million and $6.6 million, respectively. American Enterprise Life recognized $0.1 million, $0.2 million and $0.3 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2004, 2003 and 2002, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(Thousands)                                                                               2004           2003          2002
-----------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                     $ 7,362        $10,812       $ 5,067
Provision for mortgage loan losses                                                         661            281         6,079
Foreclosures, write-offs and other                                                      (1,161)        (3,731)         (334)
-----------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                   $ 6,862        $ 7,362       $10,812
-----------------------------------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                                             December 31, 2004           December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                              On Balance     Funding        On Balance   Funding
Region                                                                      Sheet     Commitments         Sheet   Commitments
-----------------------------------------------------------------------------------------------------------------------------
East North Central                                                        $ 81,737        $ --          $ 99,371     $1,000
West North Central                                                          74,452          --            88,961         --
South Atlantic                                                              96,011         240           118,183         --
Middle Atlantic                                                             51,082          --            75,056         --
New England                                                                 16,483          --            25,229         --
Pacific                                                                     20,073          --            24,607         --
West South Central                                                          24,585          --            25,724         --
East South Central                                                          10,112          --            10,696         --
Mountain                                                                    53,226          --            74,347         --
-----------------------------------------------------------------------------------------------------------------------------
                                                                           427,761         240           542,174      1,000
Less reserves for losses                                                    (6,862)         --            (7,362)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                  $420,899        $240          $534,812     $1,000
-----------------------------------------------------------------------------------------------------------------------------

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American Enterprise Life Insurance Company
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Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                                            December 31, 2004           December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                              On Balance     Funding        On Balance   Funding
 Property type                                                              Sheet     Commitments         Sheet   Commitments
-----------------------------------------------------------------------------------------------------------------------------
Department/retail stores                                                  $ 94,284        $ --          $139,417     $   --
Apartments                                                                  89,977          --           113,746         --
Office buildings                                                           154,259         240           169,904      1,000
Industrial buildings                                                        48,087          --            60,275         --
Hotels/motels                                                               25,802          --            33,091         --
Medical buildings                                                           10,890          --            18,694         --
Nursing/retirement homes                                                        --          --             2,413         --
Mixed use                                                                    4,462          --             4,634         --
-----------------------------------------------------------------------------------------------------------------------------
                                                                           427,761         240           542,174      1,000
Less reserves for losses                                                    (6,862)         --            (7,362)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                  $420,899        $240          $534,812     $1,000
-----------------------------------------------------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                            $328,164       $321,420      $239,084
Income on mortgage loans on real estate                                                 36,329         42,482        47,697
Other investments                                                                       12,236         11,600         8,874
----------------------------------------------------------------------------------------------------------------------------
                                                                                       376,729        375,502       295,655
Less investment expenses                                                                   242          3,308         3,588
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                              $376,487       $372,194      $292,067
----------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                        $5,484        $26,162       $ 6,068
Mortgage loans on real estate                                                             (288)        (1,082)       (6,076)
Other investments                                                                           (3)            25            11
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                                $5,193        $25,105        $    3
----------------------------------------------------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Balance, January 1,                                                                   $296,722       $226,010      $188,915
SOP 03-1 adoption impact                                                                 1,204             --            --
Capitalization of expenses                                                              76,378         99,000       104,349
Amortization                                                                           (60,836)       (38,392)      (44,228)
Change in unrealized investment (losses) gains                                         (13,760)        10,104       (23,026)
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31,                                                                 $299,708       $296,722      $226,010
----------------------------------------------------------------------------------------------------------------------------

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American Enterprise Life Insurance Company
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4. VARIABLE ANNUITY GUARANTEES AND SALES INDUCEMENT COSTS

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum income benefit
(GMIB) provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. American Enterprise Life has established additional liabilities for these variable annuity death and GMIB benefits under SOP 03-1. American Enterprise Life has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

In determining the additional liabilities for variable annuity death benefits and GMIB, American Enterprise Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which American Enterprise Life has established additional liabilities for death benefits and guaranteed minimum income benefits as of December 31:

------------------------------------------------------------------------------------------------------------------------------------
Variable Annuity GMDB and GMIB by Benefit Type
(Dollar amounts in millions)                                                                                 2004            2003
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium       Total Contract Value                           $1,205.8        $1,066.7
                                                          Contract Value in Separate Accounts            $  334.0        $  142.0
                                                          Net Amount at Risk*                            $    4.4        $    7.4
                                                          Weighted Average Attained Age                        64              66
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet        Total Contract Value                           $1,941.9        $1,467.7
                                                          Contract Value in Separate Accounts            $1,287.2        $  791.3
                                                          Net Amount at Risk*                            $   52.4        $   79.1
                                                          Weighted Average Attained Age                        64              62
------------------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                                 Total Contract Value                           $  305.5        $  244.6
                                                          Contract Value in Separate Accounts            $  236.3        $  169.2
                                                          Net Amount at Risk*                            $   11.7        $   20.3
                                                          Weighted Average Attained Age                        64              62
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                          Total Contract Value                           $  103.3        $   77.1
                                                          Contract Value in Separate Accounts            $   66.0        $   38.7
                                                          Net Amount at Risk*                            $    3.8        $    1.1
                                                          Weighted Average Attained Age                        64              63
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                       Total Contract Value                           $  579.5        $  349.9
                                                          Contract Value in Separate Accounts            $  497.6        $  263.0
                                                          Net Amount at Risk*                            $   11.9        $   23.0
                                                          Weighted Average Attained Age                        59              59
------------------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

------------------------------------------------------------------------------------------------------------------------------------
Additional Liabilities and Incurred Benefits                                                             GMDB & GGU           GMIB
------------------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004                      Liability balance at January 1                     $1.2            $2.2
                                                          Reported claims                                    $2.1             $--
                                                          Liability balance at December 31                   $2.5            $3.0
                                                          Incurred claims (reported + change in liability)   $3.4            $0.8
------------------------------------------------------------------------------------------------------------------------------------

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16

American Enterprise Life Insurance Company
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The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. American Enterprise Life capitalized $13.5 million and $21.9 million for the years ended December 31, 2004 and 2003, respectively. American Enterprise Life amortized $9.7 million and $7.2 million for the years ended December 31, 2004 and 2003, respectively.

5. INCOME TAXES

American Enterprise Life qualifies as a life insurance company for federal income tax purposes. As such, American Enterprise Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) included in the Consolidated Statements of Income for the years ended December 31 were as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                            $ (2,895)       $ 3,371      $(15,096)
   Deferred                                                                             21,835         15,420        (3,725)
----------------------------------------------------------------------------------------------------------------------------
                                                                                        18,940         18,791       (18,821)
State income taxes-current                                                                (932)           284           334
----------------------------------------------------------------------------------------------------------------------------
Income tax provision (benefit) before accounting change                                $18,008        $19,075      $(18,487)
----------------------------------------------------------------------------------------------------------------------------

A reconciliation of the expected federal income tax provision using the U.S. federal statutory rate of 35% to American Enterprise Life's actual income tax provision for the years ended December 31 were as follows:

(Thousands)                                                       2004                    2003                   2002
----------------------------------------------------------------------------------------------------------------------------
Combined tax at U.S. statutory rate                        $15,120    35.0%      $19,846      35.0%     $(18,262)    (35.0)%
Changes in taxes resulting from:
   Tax-preferred investments, including municipal bonds       (732)   (1.9)         (485)     (0.8)          (62)     (0.1)
   Tax-exempt element of dividend income
   State and local income taxes                               (605)   (1.6)          184       0.3           217       0.4
   All other                                                 4,225    11.2          (470)     (0.9)         (380)     (0.7)
----------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change              $18,008    42.7%      $19,075      33.6%     $(18,487)    (35.4)%
============================================================================================================================

Deferred income tax provision (benefit) results from differences between assets and liabilities measured for financial reporting and for income tax return purposes. The significant components of American Enterprise Life's deferred tax assets and liabilities as of December 31, 2004 and 2003 are reflected in the following table:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Policy reserves                                                                                   $112,410      $ 64,080
   Other investments                                                                                      894        41,543
   Other                                                                                                5,630           412
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                 118,934       106,035
----------------------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
   Deferred policy acquisition costs                                                                   86,547        90,050
   Deferred taxes related to net unrealized securities gains                                           36,682        27,603
   Other                                                                                               30,689            --
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                 153,918       117,653
----------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                                           $ 34,984      $ 11,618
----------------------------------------------------------------------------------------------------------------------------

American Enterprise Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Enterprise Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

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17

American Enterprise Life Insurance Company
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6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to American Enterprise Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. American Enterprise Life's statutory unassigned deficit aggregated $69.0 million and $99.1 million as of December 31, 2004 and 2003, respectively; therefore, any dividend or distribution in 2005 would require approval of the Department of Insurance of the State of Indiana.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Statutory net income (loss)                                                           $ 47,380       $  6,483     $ (85,113)
Statutory capital and surplus                                                          525,885        495,816       493,339

7. RELATED PARTY TRANSACTIONS

American Enterprise has no employees. Charges by IDS Life for use of joint facilities, technology support, marketing services and other services aggregated $64.9 million, $56.3 million, and $44.5 million for 2004, 2003 and 2002, respectively. Certain of these costs are included in DAC. Expenses allocated to American Enterprise Life may not be reflective of expenses that would have been incurred by American Enterprise Life on a stand-alone basis.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by American Enterprise Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, and, as discussed in "Separate account assets and liabilities" section of
Note 1 herein, AEFC receives management fees from these funds. American Enterprise Life continues to provide all fund management services, other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services American Enterprise Life provides. For the years ended December 31, 2004 and 2003 American Enterprise Life received under this arrangement, $1.1 million and $0.1 million, respectively.

Included in other liabilities at December 31, 2004 and 2003 are $6.3 million and $2.4 million, respectively, payable to AEFC for federal income taxes.

8. LINES OF CREDIT

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under these line of credit arrangements at December 31, 2004 and 2003.

9. DERIVATIVES FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

American Enterprise Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. American Enterprise Life does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. American Enterprise Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

From time to time American Enterprise Life enters into interest rate swaps, floors and caps to manage American Enterprise Life's interest rate risk. Specifically, American Enterprise Life uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($17.6 million) and ($42.7 million) at December 31, 2004 and 2003, respectively, and are included in other liabilities on the Consolidated Balance Sheets. The interest rate floors had carrying amounts of $1.7 million and $6.1 million at December 31, 2004 and 2003, respectively, and are included in other assets on the Consolidated Balance Sheets. American Enterprise Life incurred ($18.2 million) and ($11.6 million) in derivative losses in 2004 and 2003, respectively, which are included in other insurance and operating expenses on the Consolidated Statements of Income. The decrease in derivative losses in 2004 is primarily due to the impact that increasing interest rates had on the market value of American Enterprise Life's interest rate swaps. The derivatives expire at various dates through 2006.

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18

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, deferred policy acquisition costs and deferred sales inducement costs are specifically excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2004 and 2003 and require management judgment. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of American Enterprise Life, therefore, cannot be estimated by aggregating the amounts presented. The following table discloses fair value information for financial instruments as of December 31:

                                                                                  2004                       2003
----------------------------------------------------------------------------------------------------------------------------
                                                                           Carrying       Fair       Carrying        Fair
(Thousands)                                                                  Value       Value         Value        Value
----------------------------------------------------------------------------------------------------------------------------
Financial Assets
Available-for-Sale and other investments                                 $6,377,229   $6,377,229    $6,656,981   $6,656,981
Mortgage loans on real estate, net                                       $  420,899   $  456,174    $  534,812   $  585,295
Separate account assets                                                  $1,878,620   $1,878,620    $1,108,160   $1,108,160
Other financial assets                                                   $  122,911   $  122,911    $   89,724   $   89,724

Financial Liabilities
Fixed annuities                                                          $6,302,362   $6,112,324    $6,623,247   $6,385,595
Separate account liabilities                                             $1,877,294   $1,809,392    $1,107,211   $1,064,419
Other financial liabilities                                              $   48,788   $   48,788    $  143,771   $  143,771
----------------------------------------------------------------------------------------------------------------------------

The following methods were used to estimate the fair values of financial assets and financial liabilities.

Financial Assets

Generally, investments are carried at fair value on the consolidated balance sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary. See Note 2 for carrying value and fair value information regarding investments.

The fair values of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans on collateral values.

Separate account assets are carried at fair value on the consolidated balance sheets.

Other financial assets for which carrying values approximate fair values, include cash and cash equivalents, other accounts receivable and accrued interest, derivative financial instruments and certain other assets. The carrying values approximate fair value due to the short term nature of these investments.

Financial Liabilities

The fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges and loans. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates. The fair value of these reserves excludes life insurance related elements of $23.1 million and $22.1 million at December 31, 2004 and 2003, respectively.

The fair values of separate account liabilities, after excluding life insurance-related elements of $1.3 million and $0.9 million at December 31, 2004 and 2003, respectively, are estimated as the accumulated value less applicable surrender charges.

Other financial liabilities for which carrying values approximate fair values include derivative financial instruments and certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

--------------------------------------------------------------------------------
19

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

11. COMMITMENTS AND CONTINGENCIES

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. American Enterprise Life Insurance Company has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

At December 31, 2004 and 2003, American Enterprise Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The IRS routinely examines American Enterprise Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years and in February of 2005 began the examinations of the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on American Enterprise Life's consolidated financial position as a result of these audits.

12. SUBSEQUENT EVENTS

On February 1, 2005, the American Express Company announced plans to pursue a tax-free spin-off of the common stock of the AEFC's unit through a special dividend to American Express common shareholders. The final transaction, which is subject to certain conditions including receipt of a favorable tax ruling and approval by American Express Company's Board of Directors, is expected to close in the third quarter of 2005.

Also, on February 1, 2005, A.M. Best placed American Enterprise Life's financial strength rating of "A+" under review with negative implications, Moody's affirmed American Enterprise Life's financial strength rating at "Aa3" and Fitch lowered American Enterprise Life's financial strength rating to "AA-" and placed them on "Rating Watch Negative" following American Express Company's announcement that it intends to spin-off its full ownership of AEFC, the holding company for American Enterprise Life. In connection with the spin-off, American Express Company intends to provide additional capital to American Enterprise Life to confirm its current financial strength ratings.

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20

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts                        p.3
Rating Agencies                                    p.4
Principal Underwriter                              p.4
Independent Registered Public Accounting Firm      p.4
Condensed Financial Information (Unaudited)        p.5
Financial Statements


            AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437


44179 J (4/05)

Part B

The combined Statement of Additional Information containing information for:

American Express AccessChoice Select(SM) Variable Annuity
American Express Endeavor Select(SM) Variable Annuity
American Express FlexChoice Variable Annuity
American Express FlexChoice Select Variable Annuity
American Express(R) Galaxy Premier Variable Annuity
American Express Innovations(R) Variable Annuity
American Express Innovations(R) Select Variable Annuity
American Express Innovations(R) Classic Variable Annuity
American Express Innovations(R) Classic Select Variable Annuity
American Express New Solutions(R) Variable Annuity
American Express Pinnacle Variable Annuity(R)
American Express Signature Variable Annuity(R)
American Express(R) Signature Select Variable Annuity
American Express(R) Signature One Variable Annuity
American Express(R) Signature One Select Variable Annuity
Evergreen Essential(SM) Variable Annuity
Evergreen New Solutions Variable Annuity
Evergreen New Solutions Select Variable Annuity
Evergreen Pathways(SM) Variable Annuity
Evergreen Pathways(SM) Select Variable Annuity
Evergreen Privilege(SM) Variable Annuity
Wells Fargo Advantage(R) Variable Annuity
Wells Fargo Advantage(R) Select Variable Annuity
Wells Fargo Advantage(R) Builder Variable Annuity
Wells Fargo Advantage(R) Builder Select Variable Annuity
Wells Fargo Advantage Choice(SM) Variable Annuity
Wells Fargo Advantage Choice(SM) Select Variable Annuity

filed electronically as Part B to Post - Effective Amendment No. 12 to Registration Statement No. 333-74865 is incorporated by reference.

Part C.

Item 24.     Financial Statements and Exhibits

   (a)  Financial Statements included in Part A of this Registration Statement:

        American Enterprise Life Insurance Company

        Report of Independent Registered Public Accounting Firm dated
        Feb. 18, 2005.
        Consolidated Balance Sheets as of Dec. 31, 2004 and 2003.
        Consolidated Statements of Operations for the years ended Dec. 31, 2004, 2003 and 2002.
        Consolidated Statements of Cash Flows for the years ended Dec. 31, 2004, 2003 and 2002.
        Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2004.
        Notes to Consolidated Financial Statements.

        Financial Statements included in Part B of this Registration Statement:

        American Enterprise Variable Annuity Account
             American Express(R) Galaxy Premier Variable Annuity
             American Express Pinnacle Variable Annuity(R)

        Report of Independent Registered Public Accounting Firm dated
        March 31, 2005.
        Statements of Assets and Liabilities as of Dec. 31, 2004.
        Statements of Operations for the year ended Dec. 31, 2004.
        Statements of Changes in Net Assets for the years ended Dec. 31, 2004 and 2003.
        Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 additional subaccounts within the separate account, dated Sept. 8, 1999 filed electronically as Exhibit
         1.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration
         Statement  No.   333-85567   filed  on  or  about  Dec.  30,  1999  is
         incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account, dated April 25, 2000 filed electronically as Exhibit
         1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 additional subaccounts within the separate account dated April 17, 2002, filed electronically as Exhibit
         1.14 to American Enterprise Variable Annuity Account's  Post-Effective
         Amendment  No.  11  to  Registration   Statement  No.  333-85567 filed
         on or about April 25, 2002, is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 811-7195, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or April 27, 2004 is incorporated by reference.

2.       Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

3.2      Form of Master General Agent Agreement for American  Enterprise  Life
         Insurance Company Variable Annuities (form 9802 B), filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1      Form of Deferred Annuity Contract (form 44170) filed  electronically as
         Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

4.2      Form of Roth IRA  Endorsement  (form  43094)  filed  electronically  as
         Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 33-74865, filed on or about August 4, 1999, is incorporated by reference.

4.3      Form of  SEP-IRA  Endorsement  (form  43412)  filed  electronically  as
         Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777, is incorporated by reference.

4.4 Form of Benefit Protector(SM) Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271155), filed electronically as Exhibit
         4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.5 Form of Benefit Protector(SM) Plus Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271156), filed electronically as Exhibit
         4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.6 Form of TSA Endorsement for the Wells Fargo Advantage(SM) Variable Annuity, the Wells Fargo Advantage(SM) Builder Variable Annuity and the American Express FlexChoice(SM) Variable Annuity (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.7 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.8      Form of Roth IRA  Endorsement  (form 272109) filed  electronically  as
         Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

5. Form of Variable Annuity Application (form 44171) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to American Enterprise Variable Annuity Account's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2      Amended By-Laws of American  Enterprise Life, filed  electronically  as
         Exhibit 6.3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, are incorporated by reference.

7.       Not applicable.

8.1 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(a)   to  American   Enterprise   Variable   Life   Account's
         Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.1 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(b)   to  American   Enterprise   Variable   Life  Account's
         Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.1 (c) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated July 15, 2002, filed electronically as
         Exhibit 8.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.2 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on Behalf of itself and its separate accounts, and American Express Financial Advisors Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471 is incorporated by reference.

8.3 (a) Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 26, 2001, is incorporated by reference.

8.3 (b) Copy of Participation Agreement among Janus Aspen Series and American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.4 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(m)   to  American   Enterprise   Variable   Life   Account's
         Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 25, 2001, is incorporated by reference.

8.5 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.1 Consent of Independent Auditors for the American Express(R) Galaxy Premier Variable Annuity, filed electronically herewith.

10.2 Consent of Independent Auditors for the American Express Pinnacle Variable Annuity(R), filed electronically herewith.

11.      None.

12.      Not applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 13, 2005, filed as Exhibit 13.1 to Registrant's Post-Effective Amendment No. 10 to Registration Statement
         No. 333-82149, is filed electronically herewith.

13.2 Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, is filed electronically herewith.

Item 25.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address*       Positions and Offices with Depositor
------------------------------------- --------------------------------- --------------------------------------

Gumer C. Alvero                                                         Director and Executive Vice President - Annuities


Timothy V. Bechtold                                                     Director


Arther H. Berman                                                        Director and Vice President - Finance


Walter S. Berman                                                        Vice President and Treasurer


Lorraine R. Hart                                                        Vice President - Investments


Paul R. Johnston                                                        Secretary


Michelle M. Keeley                                                      Vice President - Investments


Christopher J. Kopka                                                    Money Laundering Prevention Officer


Paul S. Mannweiler                    135 N. Pennslvania St.            Director
                                      Suite 2350
                                      Indianapolis, IN  46204

Eric L. Marhoun                                                         General Counsel


Thomas W. Murphy                                                        Vice President - Investments


Roger Natarajan                                                         Director


Scott R. Plummer                                                        38a-1 Chief Compliance Officer


Mark E. Schwarzmann                                                     Director, Chairman of the Board and
                                                                        Chief Executive Officer

David K. Stewart                                                        Vice President and Controller

Beth E. Weimer                                                          Chief Compliance Officer


* Unless otherwise noted, the principal business address is: 829 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income                                                            Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Attica Asset Management Ltd.                                                       United Kingdom
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 27.        Number of Contract owners

                As of March 31, 2005, there were 41,415 non-qualified and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.        Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.        Principal Underwriters
                Item 29(a) and 29(b)


Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company; Advisory Hedged Opportunity Fund.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President

         Walter S. Berman                               Director and Senior Vice President

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, President, Chairman of
                                                        the Board and Chief Executive
                                                        Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         Diana T. Gossett                               Group Vice President -
                                                        Great Plains

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Debra A. Hutchinson                            Vice President - Technologies I

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy E. Jones                                 Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President - Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Retirement Services

         Diane D. Lyngstad                              Chief Financial Officer and
                                                        Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Frank A. McCarthy                              Vice President - External
                                                        Products Group and Personal
                                                        Trust Services

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President and LFO
                                                        Officer - Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Penny J. Meier                                 Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca A. Nash                                Vice President - Service
                                                        Operations

         Roger Natarajan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Geoffery Oprandy                               Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ  85028

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Michael J. Rearden                             Group Vice President -
         1800 S. Pine Island Road, Suite 510            Southern Florida
         Plantation, FL  33324

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Mark A. Riordan                                Vice President - Finance
                                                        Emerging Technologies

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget M. Sperl                               Senior Vice President -
                                                        Client Service Organization

         Kathy Stalwick                                 Vice President

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President, Lead Financial
                                                        Officer - Banking, Brokerage
                                                        and Managed Products

         Joseph E. Sweeney                              Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President and
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
         1 Galleria Blvd. Suite 1900                    Delta States
         Metairie, LA  70001

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.


Item 29(c).

                          Net Underwriting
Name of Principal           Discounts and       Compensation on         Brokerage
Underwriter                  Commissions          Redemption           Commissions           Compensation

American Express            $39,616,639             None                  None                  None
Financial Advisors
Inc.


Item 30.          Location of Accounts and Records

                  American Enterprise Life Insurance Company
                  829 AXP Financial Center
                  Minneapolis, MN  55474

Item 31.          Management Services

                  Not applicable.

Item 32.          Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

         (e) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. Avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) -
                  (4) of that no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2005.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           ---------------------------------------------
                                                        (Registrant)

                           By American Enterprise Life Insurance Company
                           ---------------------------------------------
                                                         (Sponsor)

                           By /s/  Gumer C. Alvero*
                              --------------------------
                                   Gumer C. Alvero
                                   President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2005.

Signature                                 Title


/s/  Gumer C. Alvero*                     Director and President
---------------------
     Gumer C. Alvero


/s/  Timothy V. Bechtold*                 Director
-------------------------
     Timothy V. Bechtold


/s/  Arthur H. Berman*                    Director and Vice President - Finance
-------------------------                 (Principal Financial Officer)
     Arthur H. Berman


                                          Director
------------------------
     Paul S. Mannweiler


/s/  B. Roger Natarajan*                  Director
-------------------------
     B. Roger Natarajan


/s/  Mark E. Schwarzmann*                 Chairman of the Board and
-------------------------                 Chief Executive Officer
     Mark E. Schwarzmann                  (Chief Executive Officer)


/s/  David K Stewart**                    Vice President and Controller
------------------------                  (Principal Accounting Officer)
     David K Stewart


* Signed pursuant to Power of Attorney, dated April 13, 2005 filed electronically herewith as Exhibit 13.1 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-82179.

** Signed pursuant to Power of Attorney, dated July 7, 2004 filed electronically herewith as Exhibit 13.2 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-82179.


By:     /s/ Eric Marhoun
        ------------------------
            Eric Marhoun
            General Counsel

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 10 TO REGISTRATION STATEMENT NO. 333-82149

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectuses for:
         American Express(R) Galaxy Premier Variable Annuity
         American Express Pinnacle Variable Annuity(R)

Part B.

         Combined Statement of Additional Information and Financial Statements filed electronically as Part B to Post-Effective Amendment No. 12 to Registration Statement No. 333-74865 is incorporated by reference.

Part C.

         Other Information.

         The signatures.

Exhibits